    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2007


                      1933 ACT REGISTRATION NO. 333-62242
                      1940 ACT REGISTRATION NO. 811-07975

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                      POST-EFFECTIVE AMENDMENT NO. 11 [X]
                                      AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 79 [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

        PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO
                                   SECRETARY
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-4708
                    (Name and address of agent for service)

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                     VICE PRESIDENT AND CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

           [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
           [X] on May 1, 2007 pursuant to paragraph (b) of Rule 485
           [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
           [ ] on              pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities Being Registered:
              Interests in Individual Variable Annuity Contracts

                                STRATEGIC PARTNERS/SM/ ADVISOR VARIABLE ANNUITY

                                                        Prospectus: May 1, 2007

                      ------------------------

 This Prospectus describes an Individual Variable Annuity Contract offered by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Pruco Life of New Jersey offers several different annuities which your representative may be authorized to offer to you. Please note that selling broker-dealer firms through which the contract is sold may decline to make available to their customers certain of the optional features and investment options offered generally under the contract. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the contract). Please speak to your registered representative for further details. Each annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the annuity. The different features and benefits include variations in death benefit protection, and the ability to access your annuity's contract value. The fees and charges under the annuity contract and the compensation paid to your representative may also be different among each annuity. If you are purchasing the contract as a replacement for existing variable annuity or variable life coverage, you should consider, among other things, any surrender or penalty charges you may incur when replacing your existing coverage. Pruco Life of New Jersey is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America.


 THE FUNDS

 Strategic Partners Advisor offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, Advanced Series Trust (formerly named American Skandia Trust), Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of each portfolio currently offered).


 PLEASE READ THIS PROSPECTUS
 Please read this prospectus before purchasing a Strategic Partners Advisor variable annuity contract and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

 TO LEARN MORE ABOUT STRATEGIC PARTNERS ADVISOR

 To learn more about the Strategic Partners Advisor variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file number 333-62242). You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Advisor SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 10 of this prospectus.


 For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

--------------------------------------------------------------------------------
 THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS
 THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT
 IN STRATEGIC PARTNERS ADVISOR IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


 Strategic Partners/SM/ is a service mark of The Prudential Insurance Company of America ORD01008NY

--------------------------------------------------------------------------------

 The Prudential Series Fund
   Jennison Portfolio

   Equity Portfolio
   Global Portfolio
   Money Market Portfolio
   Stock Index Portfolio
   Value Portfolio
   SP Aggressive Growth Asset Allocation Portfolio
   SP Balanced Asset Allocation Portfolio
   SP Conservative Asset Allocation Portfolio
   SP Growth Asset Allocation Portfolio

   SP AIM Core Equity Portfolio
   SP Davis Value Portfolio

   SP International Growth Portfolio
   SP International Value Portfolio

   SP Mid Cap Growth Portfolio
   SP PIMCO High Yield Portfolio
   SP PIMCO Total Return Portfolio
   SP Prudential U.S. Emerging Growth Portfolio
   SP Small Cap Growth Portfolio
   SP Small-Cap Value Portfolio
   SP Strategic Partners Focused Growth Portfolio
   SP T. Rowe Price Large-Cap Growth Portfolio


 Advanced Series Trust

   AST Advanced Strategies Portfolio
   AST Aggressive Asset Allocation Portfolio
   AST AllianceBernstein Core Value Portfolio
   AST AllianceBernstein Growth & Income Portfolio
   AST AllianceBernstein Managed Index 500 Portfolio
   AST American Century Income & Growth Portfolio

   AST American Century Strategic Allocation Portfolio

   AST Balanced Asset Allocation Portfolio
   AST Capital Growth Asset Allocation Portfolio
   AST Cohen & Steers Realty Portfolio
   AST Conservative Asset Allocation Portfolio

   AST DeAM Large-Cap Value Portfolio
   AST DeAM Small-Cap Value Portfolio

   AST Federated Aggressive Growth Portfolio
   AST First Trust Balanced Target Portfolio
   AST First Trust Capital Appreciation Target Portfolio


   AST Goldman Sachs Concentrated Growth Portfolio
   AST Goldman Sachs Mid-Cap Growth Portfolio
   AST High Yield Portfolio
   AST JPMorgan International Equity Portfolio
   AST Large-Cap Value Portfolio
   AST Lord Abbett Bond-Debenture Portfolio
   AST Marsico Capital Growth Portfolio
   AST MFS Global Equity Portfolio
   AST MFS Growth Portfolio
   AST Mid Cap Value Portfolio
   AST Neuberger Berman Mid-Cap Growth Portfolio
   AST Neuberger Berman Mid-Cap Value Portfolio

   AST Neuberger Berman Small-Cap Growth Portfolio

   AST PIMCO Limited Maturity Bond Portfolio
   AST Preservation Asset Allocation Portfolio
   AST Small-Cap Value Portfolio
   AST T. Rowe Price Asset Allocation Portfolio
   AST T. Rowe Price Global Bond Portfolio
   AST T. Rowe Price Natural Resources Portfolio

   AST UBS Dynamic Alpha Portfolio


 Gartmore Variable Insurance Trust
   GVIT Developing Markets Fund

 Janus Aspen Series
   Large Cap Growth Portfolio -- Service Shares

                                   CONTENTS


PART I: STRATEGIC PARTNERS ADVISOR PROSPECTUS SUMMARY....................................  5

 GLOSSARY................................................................................  6
 SUMMARY.................................................................................  9
 SUMMARY OF CONTRACT EXPENSES............................................................ 12
 EXPENSE EXAMPLES........................................................................ 15

PART II: STRATEGIC PARTNERS ADVISOR PROSPECTUS SECTIONS 1-10............................. 16

 SECTION 1: WHAT IS THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY?..................... 17

   SHORT TERM CANCELLATION RIGHT OR "FREE LOOK".......................................... 17

 SECTION 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?........................................ 17

   VARIABLE INVESTMENT OPTIONS........................................................... 17
   TRANSFERS AMONG OPTIONS............................................................... 28
   ADDITIONAL TRANSFER RESTRICTIONS...................................................... 28
   DOLLAR COST AVERAGING................................................................. 29
   ASSET ALLOCATION PROGRAM.............................................................. 29
   AUTO-REBALANCING...................................................................... 30
   SCHEDULED TRANSACTIONS................................................................ 30
   VOTING RIGHTS......................................................................... 30
   SUBSTITUTION.......................................................................... 30

 SECTION 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) 31

   PAYMENT PROVISIONS.................................................................... 31
     OPTION 1: ANNUITY PAYMENTS FOR A FIXED PERIOD....................................... 31
     OPTION 2: LIFE INCOME ANNUITY OPTION................................................ 31
     OPTION 3: INTEREST PAYMENT OPTION................................................... 31
     OTHER ANNUITY OPTIONS............................................................... 31
   TAX CONSIDERATIONS.................................................................... 31
   HOW WE DETERMINE ANNUITY PAYMENTS..................................................... 32

 SECTION 4: WHAT IS THE DEATH BENEFIT?................................................... 32

   BENEFICIARY........................................................................... 32
   CALCULATION OF THE DEATH BENEFIT...................................................... 32
   PAYOUT OPTIONS........................................................................ 33
   BENEFICIARY CONTINUATION OPTION....................................................... 34

 SECTION 5: WHAT IS THE LIFETIME FIVE/SM/ INCOME BENEFIT?................................ 35

   LIFETIME FIVE INCOME BENEFIT.......................................................... 35

 SECTION 6: HOW CAN I PURCHASE A STRATEGIC PARTNERS ADVISOR CONTRACT?.................... 40

   PURCHASE PAYMENTS..................................................................... 40
   ALLOCATION OF PURCHASE PAYMENTS....................................................... 40
   CALCULATING CONTRACT VALUE............................................................ 41

 SECTION 7: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR
   CONTRACT?............................................................................. 41

   INSURANCE AND ADMINISTRATIVE CHARGES.................................................. 42
   CONTRACT MAINTENANCE CHARGE........................................................... 42
   BENEFICIARY CONTINUATION OPTION CHARGES............................................... 42
   TAXES ATTRIBUTABLE TO PREMIUM......................................................... 42
   TRANSFER FEE.......................................................................... 42
   COMPANY TAXES......................................................................... 43
   UNDERLYING MUTUAL FUND FEES........................................................... 43


 SECTION 8: HOW CAN I ACCESS MY MONEY?...............................................  43

   WITHDRAWALS DURING THE ACCUMULATION PHASE.........................................  43
   AUTOMATED WITHDRAWALS.............................................................  43
   SUSPENSION OF PAYMENTS OR TRANSFERS...............................................  43

 SECTION 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS
   ADVISOR CONTRACT?.................................................................  44

   CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX FAVORED RETIREMENT PLANS).  44
   CONTRACTS HELD BY TAX FAVORED PLANS...............................................  47

 SECTION 10: OTHER INFORMATION.......................................................  50

   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY........................................  50
   THE SEPARATE ACCOUNT..............................................................  51
   SALE AND DISTRIBUTION OF THE CONTRACT.............................................  51
   LITIGATION........................................................................  52
   ASSIGNMENT........................................................................  52
   FINANCIAL STATEMENTS..............................................................  52
   STATEMENT OF ADDITIONAL INFORMATION...............................................  52
   HOUSEHOLDING......................................................................  52

APPENDIX A - ACCUMULATION UNIT VALUES................................................ A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU..................... B-1

  PART I SUMMARY
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS ADVISOR PROSPECTUS

 GLOSSARY

 We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

 Accumulation Phase
 The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

 Adjusted Contract Value
 When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes.

 Annual Income Amount
 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

 Annual Withdrawal Amount
 Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

 Annuitant

 The person whose life determines the amount of income payments that will be paid. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

 Generally, if an annuity is owned by an entity and the entity has named a co-annuitant, the co-annuitant will become the annuitant upon the death of the annuitant, and no death benefit is payable. However, the Contract Value as of the date of due proof of death of the annuitant will reflect the amount that would have been payable had a death benefit been paid. Unless we agree otherwise, the contract is only eligible to have a co-annuitant designation if the entity which owns the contract is (1) a plan described in Internal Revenue Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) custodial account established pursuant to the provisions in Code Section 408(a) (or any successor Code section thereto)("Custodial Account").

 Where the contract is held by a Custodial Account, the co-annuitant will not automatically become the annuitant upon the death of the annuitant. Upon the death of the annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the death benefit or elect to continue the contract.


 Annuity Date
 The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

 Beneficiary
 The person(s) or entity you have chosen to receive a death benefit.

 Business Day
 A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

 Co-Annuitant

 The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant.

 Contract Date
 The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

 Contract Owner, Owner or You
 The person entitled to the ownership rights under the contract.

 Contract Value

 This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your Contract Value will go up or down based on the performance of the investment options you choose.


 Death Benefit
 If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments proportionately reduced by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See Section 4, "What Is The Death Benefit?"


 Excess Income/Excess Withdrawal
 Under the Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.


 Good Order
 An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

 Income Options
 Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

 Invested Purchase Payments
 Your purchase payments (which we define below) less any deduction we make for any tax charge.

 Lifetime Five Income Benefit

 An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.


 Proportional Withdrawals

 A method that involves calculating the percentage of your Contract Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the Contract Value was reduced by the withdrawal as of the date the withdrawal occurred.


 Protected Withdrawal Value

 Under the Lifetime Five Income Benefit, an amount that we guarantee regardless of the investment performance of your Contract Value.


 Prudential Annuity Service Center
 For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is
 (888) PRU-2888. Prudential's Web site is www.prudential.com.

 Purchase Payments
 The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

 Separate Account
 Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life of New Jersey.

 GLOSSARY continued


 Statement of Additional Information
 A document containing certain additional information about the Strategic Partners Advisor variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

 Tax Deferral
 This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

 Variable Investment Option
 When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.

 SUMMARY FOR SECTIONS 1-10

 For a more complete discussion of the following topics, see the corresponding section in Part II of the prospectus.

 SECTION 1
 What Is The Strategic Partners Advisor Variable Annuity?
 The Strategic Partners Advisor Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life Insurance Company of New Jersey will hereafter be referred to as Pruco Life of New Jersey, we or us). The contract allows you to invest on a tax-deferred basis in one or more variable investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

 The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including the Prudential Money Market Portfolio variable investment option.

 You can invest your money in any or all of the variable investment options. You are allowed 12 transfers each contract year among the variable investment options, without a charge.

 The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you select.

 We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

 If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it (or whatever time period is required by applicable law). This time period is referred to as the "Free Look" period.

 SECTION 2
 What Investment Options Can I Choose?
 You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

 Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

 SECTION 3
 What Kind Of Payments Will I Receive During The Income Phase? (Annuitization) If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

 The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

 SECTION 4
 What Is The Death Benefit?
 If the owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary generally will receive at a minimum, the total amount invested adjusted for withdrawals or a potentially greater amount relating to market appreciation depending on the death benefit option you choose.

 SECTION 5
 What Is The Lifetime Five/SM/ Income Benefit?
 The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your

 SUMMARY FOR SECTIONS 1-10 continued


 Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

 The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the Contract Value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.


 SECTION 6
 How Can I Purchase A Strategic Partners Advisor Annuity Contract?
 You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.

 SECTION 7
 What Are The Expenses Associated With The Strategic Partners Advisor Contract? The contract has insurance features and investment features, and there are costs related to each.


..   Each year we deduct a contract maintenance charge if your Contract Value is less than $50,000. This charge is currently equal to the lesser of $30 or 2% of your Contract Value.

..   For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    -- 1.4% if you choose the basic death benefit, or -- 1.65% if you choose the enhanced death benefit, (i.e., 0.25% in addition to the basic death benefit charge),

    -- 0.60%, if you choose the Lifetime Five Income Benefit (1.50% maximum charge). This charge is in addition to the charge for the applicable death benefit.

 There are also expenses associated with the mutual funds. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


 For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"

 SECTION 8
 How Can I Access My Money?
 You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well.


 We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your Contract Value. You need not participate in this benefit in order to withdraw some or all of your money.


 SECTION 9
 What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?
 Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

 SECTION 10
 Other Information
 This contract is issued by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey), an indirect wholly-owned subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

 SUMMARY OF CONTRACT EXPENSES

 THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ADVISOR. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

 For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


 -----------------------------------------------------------------------------
                     CONTRACT OWNER TRANSACTION EXPENSES
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Maximum Transfer Fee
 -----------------------------------------------------------------------------
 Each transfer after 12/ 1/                            $30.00
 -----------------------------------------------------------------------------
 Each transfer after 20                                $10.00
 (Beneficiary Continuation Option only)
 -----------------------------------------------------------------------------


 The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.


 -------------------------------------------------------------------------------
                          PERIODIC ACCOUNT EXPENSES
 -------------------------------------------------------------------------------
 Maximum Annual Contract Fee/ 2/                        $60.00
 -------------------------------------------------------------------------------
                    INSURANCE AND ADMINISTRATIVE EXPENSES
   As a Percentage of Average Account Value in Variable Investment Options
 -------------------------------------------------------------------------------



 -----------------------------------------------------------------------------
 Basic Death Benefit                                    1.40%
 -----------------------------------------------------------------------------
 Maximum Charge for Lifetime Five                       1.50%
 Income Benefit/ 3/
 -----------------------------------------------------------------------------
 Lifetime Five Income Benefit (current                  0.60%
 charge)/ 3/
 -----------------------------------------------------------------------------
 Enhanced Death Benefit                                 1.65%
 -----------------------------------------------------------------------------
 Settlement Service Charge/ 4/          1.00% per year of each Sub-account if
                                         the Owner's beneficiary elects the
                                           Beneficiary Continuation Option
 -----------------------------------------------------------------------------





 1 Currently, we charge $10 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but we have no current intention to do so. You will not be charged for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing.
 2 Currently, we waive this fee if your Contract Value is greater than or equal to $50,000. If your Contract Value is less than $50,000, we currently charge the lesser of $30 or 2% of your Contract Value. This is a single fee that we assess (a) annually or (b) upon a full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. For beneficiaries who elect the Beneficiary Continuation Option, the annual contract fee is equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
 3 We have the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up, or for a new election of the benefit. However, we have no present intention of increasing the charges for this benefit to that maximum level.
 4 The other Insurance and Administrative Expense Charges do not apply if you are a beneficiary under the beneficiary continuation option. Instead, the Settlement Service Charge set forth here applies, if your beneficiary elects the beneficiary continuation option. The 1.00% charge is an annual charge that is assessed daily against the assets in the variable investment options.


                     --------------------------------------
                      Total Annual Mutual Fund Operating
                                   Expenses
                     --------------------------------------


 The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2006. Fund expenses are not fixed or guaranteed by the Strategic Partners Advisor contract, and may vary from year to year.



--------------------------------------------------------------------------------------------------------------------
                                                      MINIMUM                                MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund                    0.37%                                  1.19%
  Operating Expenses
--------------------------------------------------------------------------------------------------------------------


 * See, "Underlying Mutual Fund Portfolio Annual Expenses" for more detail on the expenses of the underlying mutual funds.

---------------------------------------------------------------------------------------------------------------------------
                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
                                                                        For the year ended December 31, 2006
                  UNDERLYING PORTFOLIOS                   -----------------------------------------------------------------
                                                          Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                                         Expenses /3/           Portfolio Fees  Portfolio
                                                                                                & Expenses /1/  Operating
                                                                                                               Expenses /2/
-                                                         -----------------------------------------------------------------
Prudential Series Fund
 Equity Portfolio                                             0.45%         0.02%       0.00%       0.00%         0.47%
 Global Portfolio                                             0.75%         0.09%       0.00%       0.00%         0.84%
 Jennison Portfolio                                           0.60%         0.03%       0.00%       0.00%         0.63%
 Money Market Portfolio                                       0.40%         0.03%       0.00%       0.00%         0.43%
 Stock Index Portfolio /4/                                    0.35%         0.02%       0.00%       0.00%         0.37%
 Value Portfolio                                              0.40%         0.03%       0.00%       0.00%         0.43%
 SP Aggressive Growth Asset Allocation Portfolio              0.05%         0.07%       0.00%       0.86%         0.98%
 SP Balanced Asset Allocation Portfolio                       0.05%         0.01%       0.00%       0.77%         0.83%
 SP Conservative Asset Allocation Portfolio                   0.05%         0.02%       0.00%       0.72%         0.79%
 SP Growth Asset Allocation Portfolio                         0.05%         0.01%       0.00%       0.81%         0.87%
 SP AIM Core Equity Portfolio                                 0.85%         0.44%       0.00%       0.00%         1.29%
 SP Davis Value Portfolio                                     0.75%         0.06%       0.00%       0.00%         0.81%
 SP International Growth Portfolio /5/                        0.85%         0.12%       0.00%       0.00%         0.97%
 SP International Value Portfolio /6/                         0.90%         0.09%       0.00%       0.00%         0.99%
 SP Mid Cap Growth Portfolio                                  0.80%         0.11%       0.00%       0.00%         0.91%
 SP PIMCO High Yield Portfolio                                0.60%         0.10%       0.00%       0.00%         0.70%
 SP PIMCO Total Return Portfolio                              0.60%         0.06%       0.00%       0.00%         0.66%
 SP Prudential U.S. Emerging Growth Portfolio                 0.60%         0.07%       0.00%       0.00%         0.67%
 SP Small Cap Growth Portfolio                                0.95%         0.19%       0.00%       0.00%         1.14%
 SP Small Cap Value Portfolio                                 0.90%         0.06%       0.00%       0.00%         0.96%
 SP Strategic Partners Focused Growth Portfolio               0.90%         0.26%       0.00%       0.00%         1.16%
 SP T. Rowe Price Large Cap Growth Portfolio                  0.90%         0.29%       0.00%       0.00%         1.19%
Advanced Series Trust /7,8/
 AST JPMorgan International Equity Portfolio                  0.87%         0.16%       0.00%       0.00%         1.03%
 AST MFS Global Equity Portfolio                              1.00%         0.25%       0.00%       0.00%         1.25%
 AST Small-Cap Value Portfolio                                0.90%         0.18%       0.00%       0.00%         1.08%
 AST Neuberger Berman Small-Cap Growth Portfolio /9/          0.95%         0.16%       0.00%       0.00%         1.11%
 AST Federated Aggressive Growth Portfolio                    0.95%         0.14%       0.00%       0.00%         1.09%
 AST DeAM Small-Cap Value Portfolio                           0.95%         0.23%       0.00%       0.00%         1.18%
 AST Goldman Sachs Mid-Cap Growth Portfolio                   1.00%         0.15%       0.00%       0.00%         1.15%
 AST Neuberger Berman Mid-Cap Growth Portfolio                0.90%         0.14%       0.00%       0.00%         1.04%
 AST Neuberger Berman Mid-Cap Value Portfolio                 0.89%         0.11%       0.00%       0.00%         1.00%
 AST Mid-Cap Value Portfolio                                  0.95%         0.21%       0.00%       0.00%         1.16%
 AST MFS Growth Portfolio                                     0.90%         0.13%       0.00%       0.00%         1.03%
 AST Marsico Capital Growth Portfolio                         0.90%         0.11%       0.00%       0.00%         1.01%
 AST Goldman Sachs Concentrated Growth Portfolio              0.90%         0.13%       0.00%       0.00%         1.03%
 AST DeAM Large-Cap Value Portfolio                           0.85%         0.15%       0.00%       0.00%         1.00%
 AST Large-Cap Value Portfolio                                0.75%         0.11%       0.00%       0.00%         0.86%
 AST AllianceBernstein Core Value Portfolio                   0.75%         0.14%       0.00%       0.00%         0.89%
 AST AllianceBernstein Managed Index 500 Portfolio            0.60%         0.14%       0.00%       0.00%         0.74%
 AST American Century Income & Growth Portfolio               0.75%         0.15%       0.00%       0.00%         0.90%
 AST AllianceBernstein Growth & Income Portfolio              0.75%         0.11%       0.00%       0.00%         0.86%
 AST Cohen & Steers Realty Portfolio                          1.00%         0.13%       0.00%       0.00%         1.13%
 AST T. Rowe Price Natural Resources Portfolio                0.90%         0.13%       0.00%       0.00%         1.03%
 AST American Century Strategic Allocation Portfolio /10/     0.85%         0.21%       0.00%       0.00%         1.06%
 AST Advanced Strategies Portfolio                            0.85%         0.24%       0.00%       0.00%         1.09%
 AST T. Rowe Price Asset Allocation Portfolio                 0.85%         0.14%       0.00%       0.00%         0.99%
 AST UBS Dynamic Alpha Portfolio /11/                         1.00%         0.21%       0.00%       0.00%         1.21%
 AST First Trust Balanced Target Portfolio                    0.85%         0.21%       0.00%       0.00%         1.06%
 AST First Trust Capital Appreciation Target Portfolio        0.85%         0.19%       0.00%       0.00%         1.04%
 AST Aggressive Asset Allocation Portfolio                    0.15%         0.05%       0.00%       0.99%         1.19%
 AST Capital Growth Asset Allocation Portfolio                0.15%         0.02%       0.00%       0.95%         1.12%

 SUMMARY OF CONTRACT EXPENSES continued


--------------------------------------------------------------------------------------------------------------
                              UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                  (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2006
           UNDERLYING PORTFOLIOS             -----------------------------------------------------------------
                                             Management Fee    Other     12b-1 Fee    Acquired    Total Annual
                                                            Expenses /3/           Portfolio Fees  Portfolio
                                                                                   & Expenses /1/  Operating
                                                                                                  Expenses /2/
-                                            -----------------------------------------------------------------
 AST Balanced Asset Allocation Portfolio         0.15%         0.02%       0.00%       0.90%         1.07%
 AST Conservative Asset Allocation Portfolio     0.15%         0.04%       0.00%       0.89%         1.08%
 AST Preservation Asset Allocation Portfolio     0.15%         0.08%       0.00%       0.82%         1.05%
 AST T. Rowe Price Global Bond Portfolio         0.80%         0.16%       0.00%       0.00%         0.96%
 AST High Yield Portfolio /12/                   0.75%         0.15%       0.00%       0.00%         0.90%
 AST Lord Abbett Bond-Debenture Portfolio        0.80%         0.14%       0.00%       0.00%         0.94%
 AST PIMCO Limited Maturity Bond Portfolio       0.65%         0.12%       0.00%       0.00%         0.77%
Gartmore Variable Insurance Trust
 GVIT Developing Markets /13/                    1.05%         0.35%       0.25%       0.00%         1.65%
Janus Aspen Series
 Large Cap Growth Portfolio--Service Shares      0.64%         0.05%       0.25%       0.00%         0.94%



 1 Each Asset Allocation Portfolio invests in shares of other Portfolios of the Fund and the Advanced Series Trust (the Acquired Portfolios). In addition, each Portfolio may invest otherwise uninvested cash in the Dryden Core Investment Fund (Money Market and/or Short-Term Bond Series). Investors in an Asset Allocation Portfolio or other Portfolio indirectly bear the fees and expenses of the Acquired Portfolios and/or Dryden Core Investment Fund. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios and/or Dryden Core Investment Fund, in which the Asset Allocation Portfolios or other Portfolios invested during the year ended December 31, 2006. The Asset Allocation Portfolios do not pay any transaction fees when they purchase and redeem shares of the Acquired Portfolios.
    Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables of the respective Portfolios. Effective March 1, 2007, each of the Asset Allocation Portfolios became responsible for the payment of its own "Other Expenses," including, without limitation, custodian fees, legal fees, trustee fees and audit fees, in accordance with the terms of the management agreement. Prior to that time, Prudential Investments LLC or an affiliate paid the "other expenses" of the Asset Allocation Portfolios. The table reflects and annualized estimate of the "Other Expenses" of the Asset Allocation Portfolios for the year ended December 31, 2006 had the current arrangement been in place during that year.
 2 Prudential Investments LLC has voluntarily agreed to waive a portion of its management fee and/or limit total expenses (expressed as an annual percentage of average daily net assets) for certain Portfolios of the Fund. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time. Equity Portfolio: 0.75%; Jennison
    Portfolio: 0.75%; Money Market Portfolio: 0.75%; Stock Index Portfolio:
    0.75%; Value Portfolio: 0.75%; SP AIM Core Equity Portfolio: 1.00%; SP International Value Portfolio: 1.00%; SP International Growth Portfolio:
    1.24%; SP Mid Cap Growth Portfolio: 1.00%; SP PIMCO High Yield Portfolio:
    0.82%; SP PIMCO Total Return Portfolio: 0.76%; SP Small Cap Growth
    Portfolio: 1.15%; SP Small Cap Value Portfolio: 1.05%; SP T. Rowe Price Large Cap Growth Portfolio: 1.06%.
 3 As noted above, shares of the Portfolios generally are purchased through variable insurance products. Many of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of each Annuity under which they compensate us for providing ongoing services in lieu of the Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses." For more information see the prospectus for each underlying portfolio and Variable Investment Options in this section.
 4 The Portfolio's contractual management fee rate is as follows: 0.35% for average net assets up to $4 billion, and 0.30% for average net assets in excess of $4 billion.
 5 Effective November 13, 2006, Marsico Capital Management, LLC was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, William Blair & Company, LLC served as the sole Sub-advisor of the Portfolio, then named the "SP William Blair International Growth Portfolio."
 6 Effective November 13, 2006, Thornburg Investment Management, Inc. was added as a Sub-advisor to the Portfolio. Prior to November 13, 2006, Thornburg Investment Management, Inc. served as the sole Sub-advisor of the Portfolio, then named the "SP LSV International Value Portfolio."
 7 The AST Aggressive Asset Allocation, the AST Balanced Asset Allocation, the AST Capital Growth Asset Allocation, the AST Conservative Asset Allocation and the AST Preservation Asset Allocation Portfolios (the "Dynamic Asset Allocation Portfolios") each invest in other investment companies (the Acquired Portfolios). For example, each Dynamic Asset Allocation Portfolio invests in shares of other Portfolios of the Advanced Series Trust, and some Portfolios invest in other funds, including the Dryden Core Investment Fund. Investors in a Portfolio indirectly bear the fees and expenses of the Acquired Portfolios. The expenses shown in the column "Acquired Portfolio Fees and Expenses" represent a weighted average of the expense ratios of the Acquired Portfolios in which each Dynamic Asset Allocation Portfolio invested during the year ended December 31, 2006. The Dynamic Asset Allocation Portfolios do not pay any transaction fees when they purchase or redeem shares of the Acquired Portfolios. Where "Acquired Portfolio Fees and Expenses" are less than 0.01%, such expenses are included in the column titled "Other Expenses." This may cause the Total Annual Portfolio Operating Expenses to differ from those set forth in the Financial Highlights tables in the prospectus for the Portfolios.
 8 The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2006 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the Prospectus and Statement of Additional Information for the Portfolios.
 9 Effective May 1, 2007, Neuberger Berman Management, Inc. became Sub-advisor to the Portfolio. Prior to May 1, 2007, Deutsche Asset Management, Inc. served as Sub-advisor of the Portfolio, then named the "AST DeAM Small-Cap Growth Portfolio."
 10 Prior to May 1, 2007 the Portfolio was named the "AST American Century
    Strategic Balanced Portfolio."

 11 Prior to May 1, 2007 the Portfolio was named the "AST Global Allocation
    Portfolio." Expenses shown are the annualized estimated operating expense for AST UBS Dynamic Alpha Portfolio effective May 1, 2007. Operating expenses for the AST Global Allocation Portfolio based upon the year ended December 31, 2006 would be as follows: Shareholder Fees (fees paid directly from your investment) - None; Management Fees - .10%; Distribution (12b-1) Fees - None; Other Expenses - .09%; Acquired Portfolio Fees & Expenses - .88%; Total Annual Portfolio Operating Expenses - 1.07%.
 12 Effective June 16, 2006, Goldman Sachs Asset Management L.P. no longer serves as a Co-Sub-advisor to the Portfolio.
 13 Effective January 1, 2006, the management fee was lowered by 0.10% to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets
    Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account the current base fee (as stated in the table above) and the maximum performance fee adjustment of 0.10% (+/-), the management fee could range from 0.95% at its lowest to 1.15% at its highest.


 EXPENSE EXAMPLES
 THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

 THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

 Example 1: Enhanced Death Benefit; Lifetime Five Income Benefit
 This example assumes that:
..   You invest $10,000 in Strategic Partners Advisor;
..   You choose the ENHANCED Death Benefit;
..   You choose the Lifetime Five Income Benefit;
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses;

..   Your investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year; and
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge.

 * Note: Not all portfolios offered are available if you elect the Lifetime Five Income Benefit.


 Example 2: Basic Death Benefit Option
 This example assumes that:
..   You invest $10,000 in Strategic Partners Advisor;
..   You choose the BASIC Death Benefit;
..   You do not choose the Lifetime Five Income Benefit;
..   You allocate all of your assets to the variable investment option having the maximum total operating expenses;
..   Your investment has a 5% return each year;
..   The mutual fund's total operating expenses remain the same each year; and
..   For each Separate Account charge, we deduct the current charge rather than any maximum charge.

 Because this contract has no withdrawal charges, your costs are not impacted by whether or not you choose to make withdrawals. Your actual costs may be higher or lower, but below are examples of what your costs would be based on these assumptions.

Example 1: Enhanced Death Benefit; Lifetime Five Income Benefit
---------------------------------------------------------------
1 year         3 years         5 years         10 years
---------------------------------------------------------------
 $422          $1,275          $2,142           $4,372
---------------------------------------------------------------

                        Example 2: Basic Death Benefit
                        -------------------------------
                        1 year 3 years 5 years 10 years
                        -------------------------------
                         $338  $1,030  $1,745   $3,640
                        -------------------------------

 Notes for Expense Examples:
 These Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


 If your Contract Value is less than $50,000 on your contract anniversary (and upon a full withdrawal), we deduct the lesser of $30.00 or 2% of the contract value. The examples use an average annual contract fee, which we calculated based on our estimate of the total contract fees we expect to collect in 2007. Your actual fees will vary based on the amount of your contract and your specific allocation(s).


 The table of accumulation unit values appears in the appendix to this prospectus.

  PART II SECTIONS 1--10
--------------------------------------------------------------------------------

  STRATEGIC PARTNERS ADVISOR PROSPECTUS

 1: WHAT IS THE STRATEGIC PARTNERS ADVISOR VARIABLE ANNUITY?


 The Strategic Partners Advisor Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey, we or us).


 Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

 This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.

 If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.


 Strategic Partners Advisor is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among the variable investment options. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund associated with that variable investment option. Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your Contract Value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.


 As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine the amount of these payments and how long (if applicable) the payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

 The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

 SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

 If you change your mind about owning Strategic Partners Advisor, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive a refund equal to your Contract Value (plus the amount of any fees or other charges) as of the date you surrendered your contract.


 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE?

 The contract gives you the choice of allocating your purchase payments to any of the variable investment options.


 The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The mutual fund options that you select are your choice. We do not recommend or endorse any particular underlying mutual fund.


 VARIABLE INVESTMENT OPTIONS

 The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. What appears in the chart below is merely

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 a summary - please consult the portfolio's prospectus for a comprehensive discussion of the portfolio's investments policies. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.


 The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a "manager-of-managers" approach.

 Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.


 Under the agreement through which Prudential Financial, Inc. acquired American Skandia Life Assurance Corporation and certain of its affiliates in May 2003, Prudential Financial may not use the "American Skandia" name in any context after May 1, 2008. Therefore, Prudential Financial has begun a "rebranding" project that involves renaming certain American Skandia legal entities. As pertinent to this annuity: 1) American Skandia Investment Services, Inc. has been renamed AST Investment Services, Inc.; and 2) American Skandia Trust has been renamed Advanced Series Trust. These name changes will not impact the manner in which customers do business with Prudential The portfolios of the Advanced Series Trust are co-managed by PI and AST Investment Services, Incorporated, also under a manager-of-managers approach. AST Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.


 A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


 Pruco Life of New Jersey has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life of New Jersey may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2007) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.

 In addition, an investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation. During 2006, with regard to amounts that were paid under these kinds of arrangements, the amounts renged from approximately $53 to approximately $190,514. These amounts may have been paid tone or more Prudential-affiliated insurers issuing individual variable annuities.


 As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


 Upon the introduction of the Advanced Series Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had Contract Value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had Contract Value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
                     THE PRUDENTIAL SERIES FUND
       -----------------------------------------------------------------
        LARGE   Jennison Portfolio: seeks long-term        Jennison
         CAP    growth of capital. The Portfolio        Associates LLC
        GROWTH  invests primarily in equity
                securities of major, established
                corporations that the subadviser
                believes offer above-average growth
                prospects. The Portfolio may invest
                up to 30% of its total assets in
                foreign securities. Stocks are
                selected on a company-by-company
                basis using fundamental analysis.
                Normally 65% of the Portfolio's total
                assets are invested in common stocks
                and preferred stocks of companies
                with capitalization in excess of $1
                billion.
       -----------------------------------------------------------------
        LARGE   Equity Portfolio: seeks long-term          Jennison
         CAP    growth of capital. The Portfolio        Associates LLC;
        BLEND   invests at least 80% of its net           ClearBridge
                assets plus borrowings for investment    Advisors, LLC
                purposes in common stocks of major
                established corporations as well as
                smaller companies that the Sub
                advisers believe offer attractive
                prospects of appreciation. In the
                Jennison portion, over a full market
                cycle, the subadviser seeks to
                outperform the S&P 500 Index by
                investing in a portfolio with
                earnings growth greater than the
                index at valuations comparable to
                that of the index.
       -----------------------------------------------------------------
        INTER   Global Portfolio: seeks long-term          LSV Asset
       NATIONAL growth of capital. The Portfolio          Management/
        EQUITY  invests primarily in common stocks      Marsico Capital
                (and their equivalents) of foreign     Management, LLC/
                and U.S. companies. Each Sub-adviser     T. Rowe Price
                for the Portfolio generally will use   Associates, Inc./
                either a "growth" approach or a         William Blair &
                "value" approach in selecting either     Company, LLC
                foreign or U.S. common stocks.
       -----------------------------------------------------------------
        FIXED   Money Market Portfolio: seeks maximum     Prudential
        INCOME  current income consistent with the        Investment
                stability of capital and the           Management, Inc.
                maintenance of liquidity. The
                Portfolio invests in high-quality
                short-term money market instruments
                issued by the U.S. Government or its
                agencies, as well as by corporations
                and banks, both domestic and foreign.
                The Portfolio will invest only in
                instruments that mature in thirteen
                months or less, and which are
                denominated in U.S. dollars.
       -----------------------------------------------------------------
        LARGE   Value Portfolio: seeks long-term           Jennison
         CAP    growth of capital through               Associates LLC
        VALUE   appreciation and income. The
                Portfolio invests primarily in common
                stocks that the subadviser believes
                are undervalued - those stocks that
                are trading below their underlying
                asset value, cash generating ability
                and overall earnings and earnings
                growth. There is a risk that "value"
                stocks can perform differently from
                the market as a whole and other types
                of stocks and can continue to be
                undervalued by the markets for long
                periods of time. Normally at least
                65% of the Portfolio's total assets
                is invested in the common stock and
                convertible securities of companies
                that the subadviser believes will
                provide investment returns above
                those of the Russell 1000(R) Value
                Index. Most of the investments will
                be securities of large capitalization
                companies. The Portfolio may invest
                up to 25% of its total assets in real
                estate investment trusts (REITs) and
                up to 30% of its total assets in
                foreign securities.
       -----------------------------------------------------------------
        ASSET   SP Aggressive Growth Asset Allocation     Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on equity
                Underlying Portfolios but will also
                invest in fixed-income Underlying
                Portfolios.
       -----------------------------------------------------------------
        ASSET   SP Balanced Asset Allocation              Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). The Portfolio
                will invest in equity and
                fixed-income Underlying Portfolios.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        ASSET   SP Conservative Asset Allocation           Prudential
       ALLOCA-  Portfolio: seeks to obtain the          Investments LLC
        TION/   highest potential total return
       BALANCED consistent with the specified level
                of risk tolerance. The Portfolio may
                invest in any other Portfolio of the
                Fund (other than another SP Asset
                Allocation Portfolio), and the AST
                Marsico Capital Growth Portfolio of
                Advanced Series Trust (AST) (the
                Underlying Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on fixed-income
                Underlying Portfolios but will also
                invest in equity Underlying
                Portfolios.
       ------------------------------------------------------------------
        ASSET   SP Growth Asset Allocation Portfolio:      Prudential
       ALLOCA-  seeks to obtain the highest potential   Investments LLC
        TION/   total return consistent with the
       BALANCED specified level of risk tolerance.
                The Portfolio may invest in any other
                Portfolio of the Fund (other than
                another SP Asset Allocation
                Portfolio), and the AST Marsico
                Capital Growth Portfolio of Advanced
                Series Trust (AST) (the Underlying
                Portfolios). Under normal
                circumstances, the Portfolio
                generally will focus on equity
                Underlying Portfolios but will also
                invest in fixed-income Underlying
                Portfolios.
       ------------------------------------------------------------------
        LARGE   SP AIM Core Equity Portfolio: seeks      A I M Capital
         CAP    long-term growth of capital. The        Management, Inc.
        BLEND   Portfolio normally invests at least
                80% of investable assets in equity
                securities, including convertible
                securities of established companies
                that have long-term above-average
                growth in earnings and growth
                companies that the subadviser
                believes have the potential for
                above-average growth in earnings.
       ------------------------------------------------------------------
        LARGE   SP Davis Value Portfolio: seeks          Davis Selected
         CAP    growth of capital. The Portfolio         Advisers, L.P.
        VALUE   invests primarily in common stocks of
                U.S. companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Value Index. It may also invest
                in stocks of foreign companies and
                U.S. companies with smaller
                capitalizations. The subadviser
                attempts to select common stocks of
                businesses that possess
                characteristics that the subadviser
                believe foster the creation of
                long-term value, such as proven
                management, a durable franchise and
                business model, and sustainable
                competitive advantages. The
                subadviser aims to invest in such
                businesses when they are trading at a
                discount to their intrinsic worth.
                There is a risk that "value" stocks
                can perform differently from the
                market as a whole and other types of
                stocks and can continue to be
                undervalued by the markets for long
                periods of time.
       ------------------------------------------------------------------
        INTER   SP International Value Portfolio           LSV Asset
       NATIONAL (formerly SP LSV International Value      Management,
        EQUITY  Portfolio): seeks capital growth. The      Thornburg
                Portfolio normally invests at least        Investment
                65% of the Portfolio's investable       Management, Inc.
                assets (net assets plus borrowings
                made for investment purposes) in the
                equity securities of companies in
                developed countries outside the
                United States that are represented in
                the MSCI EAFE Index.
       ------------------------------------------------------------------
       MID CAP  SP Mid Cap Growth Portfolio: seeks      Calamos Advisors
        GROWTH  long-term growth of capital. The              LLC
                Portfolio normally invests at least
                80% of investable assets in common
                stocks and related securities, such
                as preferred stocks, convertible
                securities and depositary receipts
                for those securities. These
                securities typically are of medium
                market capitalizations, which the
                subadviser believes have
                above-average growth potential. The
                Portfolio generally defines medium
                market capitalization companies as
                those companies with market
                capitalizations within the market
                capitalization range of the Russell
                Mid Cap Growth Index. The Portfolio's
                investments may include securities
                listed on a securities exchange or
                traded in the over-the-counter
                markets. The subadviser uses a
                bottom-up and top-down analysis in
                managing the Portfolio. This means
                that securities are selected based
                upon fundamental analysis, as well as
                a top-down approach to
                diversification by industry and
                company, and by paying attention to
                macro-level investment themes. The
                Portfolio may invest in foreign
                securities (including emerging
                markets securities).
       ------------------------------------------------------------------
        FIXED   SP PIMCO High Yield Portfolio: seeks   Pacific Investment
        INCOME  to maximize total return consistent        Management
                with preservation of capital and          Company LLC
                prudent investment management. The          (PIMCO)
                Portfolio will invest in a
                diversified portfolio of fixed-income
                investment instruments of varying
                maturities. The average portfolio
                duration of the Portfolio generally
                will vary within a two- to six-year
                time frame based on the Sub-advisor's
                forecast for interest rates.
       ------------------------------------------------------------------

       -----------------------------------------------------------------
       STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
        TYPE                                              ADVISOR/
                                                         SUB-ADVISOR
       -----------------------------------------------------------------
        FIXED  SP PIMCO Total Return Portfolio:       Pacific Investment
       INCOME  seeks to maximize total return             Management
               consistent with preservation of           Company LLC
               capital and prudent investment              (PIMCO)
               management. The Portfolio will invest
               in a diversified portfolio of
               fixed-income investment instruments
               of varying maturities. The average
               portfolio duration of the Portfolio
               generally will vary within a three-
               to six-year time frame based on the
               Sub-advisor's forecast for interest
               rates.
       -----------------------------------------------------------------
       MID CAP SP Prudential U.S. Emerging Growth          Jennison
       GROWTH  Portfolio: seeks long-term capital       Associates LLC
               appreciation. The Portfolio normally
               invests at least 80% of investable
               assets in equity securities of small
               and medium sized U.S. companies that
               the subadviser believes have the
               potential for above-average earnings
               growth. The subadviser seeks to
               invest in companies that it believes
               are poised to benefit from an
               acceleration of growth or an
               inflection point in a company's
               growth rate that is not currently
               reflected in the stock price. The
               team uses a research-intensive
               approach based on internally
               generated fundamental research.
       -----------------------------------------------------------------
        SMALL  SP Small Cap Growth Portfolio: seeks      Eagle Asset
         CAP   long-term capital growth. The             Management/
       GROWTH  Portfolio pursues its objective by      Neuberger Berman
               primarily investing in the common       Management, Inc.
               stocks of small-capitalization
               companies, which is defined as a
               company with a market capitalization,
               at the time of purchase, no larger
               than the largest capitalized company
               included in the Russell 2000 Index
               during the most recent 11-month
               period (based on month-end data) plus
               the most recent data during the
               current month.
       -----------------------------------------------------------------
        SMALL  SP Small-Cap Value Portfolio: seeks      Goldman Sachs
         CAP   long-term capital growth. The                Asset
        VALUE  Portfolio normally invests at least    Management, L.P.;
               80% its net assets plus borrowings        ClearBridge
               for investment purposes in the equity    Advisors, LLC
               securities of small capitalization
               companies. The Portfolio focuses on
               equity securities that are believed
               to be undervalued in the marketplace.
       -----------------------------------------------------------------
        LARGE  SP Strategic Partners Focused Growth   AllianceBernstein
         CAP   Portfolio: seeks long-term growth of     L.P.; Jennison
       GROWTH  capital. The Portfolio normally          Associates LLC
               invests at least 65% of total assets
               in equity-related securities of U.S.
               companies that the subadvisers
               believe to have strong capital
               appreciation potential. The
               Portfolio's strategy is to combine
               the efforts of two subadvisers and to
               invest in the favorite stock
               selection ideas of three portfolio
               managers (two of whom invest as a
               team). Each investment Sub-adviser to
               the Portfolio utilizes a growth
               style: Jennison selects approximately
               20 securities and AllianceBernstein
               selects approximately 30 securities.
               The portfolio managers build a
               portfolio with stocks in which they
               have the highest confidence and may
               invest more than 5% of the
               Portfolio's assets in any one issuer.
               The Portfolio is nondiversified,
               meaning it can invest a relatively
               high percentage of its assets in a
               small number of issuers. Investing in
               a nondiversified portfolio,
               particularly a portfolio investing in
               approximately 50 equity-related
               securities, involves greater risk
               than investing in a diversified
               portfolio because a loss resulting
               from the decline in the value of one
               security may represent a greater
               portion of the total assets of a
               nondiversified portfolio.
       -----------------------------------------------------------------
        LARGE  Stock Index Portfolio: seeks              Quantitative
         CAP   investment results that generally          Management
        BLEND  correspond to the performance of         Associates LLC
               publicly-traded common stocks. With
               the price and yield performance of
               the Standard & Poor's 500 Composite
               Stock Price Index (S&P 500) as the
               benchmark, the Portfolio normally
               invests at least 80% of investable
               assets in S&P 500 stocks. The S&P 500
               represents more than 70% of the total
               market value of all publicly-traded
               common stocks and is widely viewed as
               representative of publicly-traded
               common stocks as a whole. The
               Portfolio is not "managed" in the
               traditional sense of using market and
               economic analyses to select stocks.
               Rather, the portfolio manager
               purchases stocks in proportion to
               their weighting in the S&P 500.
       -----------------------------------------------------------------
        LARGE  SP T. Rowe Price Large-Cap Growth        T. Rowe Price
         CAP   Portfolio: seeks long-term capital      Associates, Inc.
       GROWTH  growth. Under normal circumstances,
               the Portfolio invests at least 80% of
               its net assets plus borrowings for
               investment purposes in the equity
               securities of large-cap companies.
               The Sub-adviser generally looks for
               companies with an above-average rate
               of earnings and cash flow growth and
               a lucrative niche in the economy that
               gives them the ability to sustain
               earnings momentum even during times
               of slow economic growth.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       -----------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
        INTER-  SP International Growth Portfolio       Marsico Capital
       NATIONAL (formerly, SP William Blair            Management, LLC;
        EQUITY  International Growth Portfolio):        William Blair &
                seeks long-term capital appreciation.    Company, LLC.
                The Portfolio invests primarily in
                equity-related securities of foreign
                issuers. The Portfolio invests
                primarily in the common stock of
                large and medium-sized foreign
                companies, although it may also
                invest in companies of all sizes.
                Under normal circumstances, the
                Portfolio invests at least 65% of its
                total assets in common stock of
                foreign companies operating or based
                in at least five different countries,
                which may include countries with
                emerging markets. The Portfolio looks
                primarily for stocks of companies
                whose earnings are growing at a
                faster rate than other companies or
                which offer attractive growth
                potential.
       -----------------------------------------------------------------
                        ADVANCED SERIES TRUST
       -----------------------------------------------------------------
        ASSET   AST Advanced Strategies Portfolio:         LSV Asset
        ALLOCA  seeks a high level of absolute            Management;
        TION/   return. The Portfolio invests           Marsico Capital
       BALANCED primarily in a diversified portfolio      Management,
                of equity and fixed income securities    LLC; Pacific
                across different investment               Investment
                categories and investment managers.       Management
                The Portfolio pursues a combination       Company LLC
                of traditional and non-traditional         (PIMCO);
                investment strategies.                   T. Rowe Price
                                                       Associates, Inc.;
                                                        William Blair &
                                                        Company, L.L.C.
       -----------------------------------------------------------------
        ASSET   AST Aggressive Asset Allocation         AST Investment
        ALLOCA  Portfolio: seeks the highest            Services, Inc./
        TION/   potential total return consistent         Prudential
       BALANCED with its specified level of risk        Investments LLC
                tolerance. The Portfolio will invest
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 92.5% to 100% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 0% to 7.5% of its net
                assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Core Value       AllianceBernstein
         CAP    Portfolio: seeks long-term capital           L.P.
        VALUE   growth by investing primarily in
                common stocks. The Sub-advisor
                expects that the majority of the
                Portfolio's assets will be invested
                in the common stocks of large
                companies that appear to be
                undervalued. Among other things, the
                Portfolio seeks to identify
                compelling buying opportunities
                created when companies are
                undervalued on the basis of investor
                reactions to near-term problems or
                circumstances even though their
                long-term prospects remain sound. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Growth & Income  AllianceBernstein
         CAP    Portfolio: seeks long-term growth of         L.P.
        VALUE   capital and income while attempting
                to avoid excessive fluctuations in
                market value. The Portfolio normally
                will invest in common stocks (and
                securities convertible into common
                stocks). The Sub-advisor will take a
                value-oriented approach, in that it
                will try to keep the Portfolio's
                assets invested in securities that
                are selling at reasonable valuations
                in relation to their fundamental
                business prospects. The stocks that
                the Portfolio will normally invest in
                are those of seasoned companies.
       -----------------------------------------------------------------
        LARGE   AST AllianceBernstein Managed Index    AllianceBernstein
         CAP    500 Portfolio: seeks to outperform           L.P.
        BLEND   the Standard & Poor's 500 Composite
                Stock Price Index (the "S&P 500")
                through stock selection resulting in
                different weightings of common stocks
                relative to the index. The Portfolio
                will invest, under normal
                circumstances, at least 80% of its
                net assets in securities included in
                the S&P(R) 500.
       -----------------------------------------------------------------

       -----------------------------------------------------------------
        STYLE/      INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       -----------------------------------------------------------------
         LARGE   AST American Century Income & Growth   American Century
          CAP    Portfolio: seeks capital growth with      Investment
         VALUE   current income as a secondary          Management, Inc.
                 objective. The Portfolio invests
                 primarily in common stocks that offer
                 potential for capital growth, and
                 may, consistent with its investment
                 objective, invest in stocks that
                 offer potential for current income.
                 The Sub-advisor utilizes a
                 quantitative management technique
                 with a goal of building an equity
                 portfolio that provides better
                 returns than the S&P 500 Index
                 without taking on significant
                 additional risk and while attempting
                 to create a dividend yield that will
                 be greater than the S&P 500 Index.
       -----------------------------------------------------------------
         ASSET   AST American Century Strategic         American Century
        ALLOCA   Allocation Portfolio (formerly known      Investment
         TION/   as AST American Century Strategic      Management, Inc.
       BALANCED  Balanced Portfolio): seeks capital
                 growth and current income. The
                 Sub-advisor intends to maintain
                 approximately 60% of the Portfolio's
                 assets in equity securities and the
                 remainder in bonds and other fixed
                 income securities. Both the
                 Portfolio's equity and fixed income
                 investments will fluctuate in value.
                 The equity securities will fluctuate
                 depending on the performance of the
                 companies that issued them, general
                 market and economic conditions, and
                 investor confidence. The fixed income
                 investments will be affected
                 primarily by rising or falling
                 interest rates and the credit quality
                 of the issuers.
       -----------------------------------------------------------------
         ASSET   AST Balanced Asset Allocation           AST Investment
        ALLOCA   Portfolio: seeks the highest           Services, Inc./
         TION/   potential total return consistent         Prudential
       BALANCED  with its specified level of risk       Investments LLC
                 tolerance. The Portfolio will invest
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 57.5% to 72.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 27.5% to 42.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         ASSET   AST Capital Growth Asset Allocation     AST Investment
        ALLOCA   Portfolio: seeks the highest           Services, Inc./
         TION/   potential total return consistent         Prudential
       BALANCED  with its specified level of risk       Investments LLC
                 tolerance. The Portfolio will invest
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 72.5% to 87.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 12.5% to 27.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
       SPECIALTY AST Cohen & Steers Realty Portfolio:    Cohen & Steers
                 seeks to maximize total return             Capital
                 through investment in real estate      Management, Inc.
                 securities. The Portfolio pursues its
                 investment objective by investing,
                 under normal circumstances, at least
                 80% of its net assets in securities
                 of real estate issuers. Under normal
                 circumstances, the Portfolio will
                 invest substantially all of its
                 assets in the equity securities of
                 real estate companies, i.e., a
                 company that derives at least 50% of
                 its revenues from the ownership,
                 construction, financing, management
                 or sale of real estate or that has at
                 least 50% of its assets in real
                 estate. Real estate companies may
                 include real estate investment trusts
                 or REITs.
       -----------------------------------------------------------------
         ASSET   AST Conservative Asset Allocation       AST Investment
        ALLOCA   Portfolio: seeks the highest           Services, Inc./
         TION/   potential total return consistent         Prudential
       BALANCED  with its specified level of risk       Investments LLC
                 tolerance. The Portfolio will invest
                 its assets in several other Advanced
                 Series Trust Portfolios. Under normal
                 market conditions, the Portfolio will
                 devote between 47.5% to 62.5% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities, and 37.5% to 52.5% of its
                 net assets to underlying portfolios
                 investing primarily in debt
                 securities and money market
                 instruments.
       -----------------------------------------------------------------
         LARGE   AST DeAM Large-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of capital by        Investment
         VALUE   investing primarily in the value          Management
                 stocks of larger companies. The         Americas, Inc.
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 the value of its assets in the equity
                 securities of large-sized companies
                 included in the Russell 1000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 1000(R) Value Index,
                 but which attempts to outperform the
                 Russell 1000(R) Value Index through
                 active stock selection.
       -----------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


        ----------------------------------------------------------------
         STYLE/     INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
          TYPE                                             ADVISOR/
                                                          SUB-ADVISOR
        ----------------------------------------------------------------
         SMALL   AST Neuberger Berman Small-Cap Growth  Neuberger Berman
          CAP    Portfolio (formerly known as AST DeAM  Management Inc.
         GROWTH  Small-Cap Growth Portfolio): seeks
                 maximum growth of investors' capital
                 from a portfolio of growth stocks of
                 smaller companies. The Portfolio
                 pursues its objective, under normal
                 circumstances, by primarily investing
                 at least 80% of its total assets in
                 the equity securities of small-sized
                 companies included in the Russell
                 2000 Growth(R) Index.
        ----------------------------------------------------------------
         SMALL   AST DeAM Small-Cap Value Portfolio:        Deutsche
          CAP    seeks maximum growth of investors'        Investment
         VALUE   capital by investing primarily in the     Management
                 value stocks of smaller companies.      Americas, Inc.
                 The Portfolio pursues its objective,
                 under normal market conditions, by
                 primarily investing at least 80% of
                 its total assets in the equity
                 securities of small-sized companies
                 included in the Russell 2000(R) Value
                 Index. The Sub-advisor employs an
                 investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 2000(R) Value Index,
                 but which attempts to outperform the
                 Russell 2000(R) Value Index.
        ----------------------------------------------------------------
         SMALL   AST Federated Aggressive Growth        Federated Equity
          CAP    Portfolio: seeks capital growth. The      Management
         GROWTH  Portfolio pursues its investment          Company of
                 objective by investing primarily in     Pennsylvania/
                 the stocks of small companies that     Federated Global
                 are traded on national security           Investment
                 exchanges, NASDAQ stock exchange and      Management
                 the over-the-counter-market. Small     Corp.; Federated
                 companies will be defined as               MDTA LLC
                 companies with market capitalizations
                 similar to companies in the Russell
                 2000 Growth Index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Balanced Target          First Trust
        ALLOCA-  Portfolio: seeks long-term capital      Advisors L.P.
         TION/   growth balanced by current income.
        BALANCED The Portfolio seeks to achieve its
                 objective by investing approximately
                 65% in common stocks and 35% in fixed
                 income securities. The Portfolio
                 allocates the equity portion of the
                 portfolio across five uniquely
                 specialized strategies - the Dow/SM/
                 Target Dividend, the Value Line(R)
                 Target 25, the Global Dividend Target
                 15, the NYSE(R) International Target
                 25, and the Target Small Cap. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy which utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST First Trust Capital Appreciation     First Trust
        ALLOCA-  Target Portfolio: seeks long-term       Advisors L.P.
         TION/   growth of capital. The Portfolio
        BALANCED seeks to achieve its objective by
                 investing approximately 80% in common
                 stocks and 20% in fixed income
                 securities. The portfolio allocates
                 the equity portion of the portfolio
                 across five uniquely specialized
                 strategies - the Value Line(R) Target
                 25, the Global Dividend Target 15,
                 the Target Small Cap, the Nasdaq(R)
                 Target 15, and the NYSE(R)
                 International Target 25. Each
                 strategy employs a quantitative
                 approach by screening common stocks
                 for certain attributes and/or using a
                 multi-factor scoring system to select
                 the common stocks. The fixed income
                 allocation is determined by the Dow
                 Jones Income strategy utilizes
                 certain screens to select bonds from
                 the Dow Jones Corporate Bond Index or
                 like-bonds not in the index.
        ----------------------------------------------------------------
         ASSET   AST UBS Dynamic Alpha Portfolio        UBS Global Asset
        ALLOCA-  (formerly known as AST Global             Management
         TION/   Allocation Portfolio): seeks to        (Americas) Inc.
        BALANCED maximize total return, consisting of
                 capital appreciation and current
                 income. The Portfolio invests in
                 securities and financial instruments
                 to gain exposure to global equity,
                 global fixed income and cash
                 equivalent markets, including global
                 currencies. The Portfolio may invest
                 in equity and fixed income securities
                 of issuers located within and outside
                 the United States or in open-end
                 investment companies advised by UBS
                 Global Asset Management (Americas)
                 Inc., the Portfolio's Sub-Advisor, to
                 gain exposure to certain global
                 equity and global fixed income
                 markets.
        ----------------------------------------------------------------

       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Goldman Sachs Concentrated Growth    Goldman Sachs
         CAP    Portfolio: seeks growth of capital in        Asset
        GROWTH  a manner consistent with the            Management, L.P.
                preservation of capital. Realization
                of income is not a significant
                investment consideration and any
                income realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in equity securities of companies
                that the Sub-advisor believes have
                the potential to achieve capital
                appreciation over the long-term. The
                Portfolio seeks to achieve its
                investment objective by investing,
                under normal circumstances, in
                approximately 30 - 45 companies that
                are considered by the Sub-advisor to
                be positioned for long-term growth.
       ------------------------------------------------------------------
       MID CAP  AST Goldman Sachs Mid-Cap Growth         Goldman Sachs
        GROWTH  Portfolio: seeks long-term capital           Asset
                growth. The Portfolio pursues its       Management, L.P.
                investment objective, by investing
                primarily in equity securities
                selected for their growth potential,
                and normally invests at least 80% of
                the value of its assets in medium
                capitalization companies. For
                purposes of the Portfolio,
                medium-sized companies are those
                whose market capitalizations
                (measured at the time of investment)
                fall within the range of companies in
                the Russell Mid Cap Growth Index. The
                Sub-advisor seeks to identify
                individual companies with earnings
                growth potential that may not be
                recognized by the market at large.
       ------------------------------------------------------------------
        FIXED   AST High Yield Portfolio: seeks a      Pacific Investment
        INCOME  high level of current income and may       Management
                also consider the potential for           Company LLC
                capital appreciation. The Portfolio         (PIMCO)
                invests, under normal circumstances,
                at least 80% of its net assets plus
                any borrowings for investment
                purposes (measured at time of
                purchase) in high yield, fixed-income
                securities that, at the time of
                purchase, are non-investment grade
                securities. Such securities are
                commonly referred to as "junk bonds".
       ------------------------------------------------------------------
        INTER-  AST JPMorgan International Equity         J.P. Morgan
       NATIONAL Portfolio: seeks long-term capital         Investment
        EQUITY  growth by investing in a diversified    Management Inc.
                portfolio of international equity
                securities. The Portfolio seeks to
                meet its objective by investing,
                under normal market conditions, at
                least 80% of its assets in a
                diversified portfolio of equity
                securities of companies located or
                operating in developed non-U.S.
                countries and emerging markets of the
                world. The equity securities will
                ordinarily be traded on a recognized
                foreign securities exchange or traded
                in a foreign over-the-counter market
                in the country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
       ------------------------------------------------------------------
        LARGE   AST Large-Cap Value Portfolio: seeks      Dreman Value
         CAP    current income and long-term growth     Management LLC,
        VALUE   of income, as well as capital             Hotchkis and
                appreciation. The Portfolio invests,     Wiley Capital
                under normal circumstances, at least    Management LLC;
                80% of its net assets in common           J.P. Morgan
                stocks of large cap U.S. companies.        Investment
                The Portfolio focuses on common         Management, Inc.
                stocks that have a high cash dividend
                or payout yield relative to the
                market or that possess relative value
                within sectors.
       ------------------------------------------------------------------
        FIXED   AST Lord Abbett Bond-Debenture           Lord, Abbett &
        INCOME  Portfolio: seeks high current income        Co. LLC
                and the opportunity for capital
                appreciation to produce a high total
                return. To pursue its objective, the
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets in fixed income
                securities and normally invests
                primarily in high yield and
                investment grade debt securities,
                securities convertible into common
                stock and preferred stocks. The
                Portfolio may find good value in high
                yield securities, sometimes called
                "lower-rated bonds" or "junk bonds,"
                and frequently may have more than
                half of its assets invested in those
                securities. At least 20% of the
                Portfolio's assets must be invested
                in any combination of investment
                grade debt securities, U.S.
                Government securities and cash
                equivalents. The Portfolio may also
                make significant investments in
                mortgage-backed securities. Although
                the Portfolio expects to maintain a
                weighted average maturity in the
                range of five to twelve years, there
                are no restrictions on the overall
                Portfolio or on individual
                securities. The Portfolio may invest
                up to 20% of its net assets in equity
                securities.
       ------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


       ------------------------------------------------------------------
        STYLE/     INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
         TYPE                                              ADVISOR/
                                                          SUB-ADVISOR
       ------------------------------------------------------------------
        LARGE   AST Marsico Capital Growth Portfolio:   Marsico Capital
         CAP    seeks capital growth. Income            Management, LLC
        GROWTH  realization is not an investment
                objective and any income realized on
                the Portfolio's investments,
                therefore, will be incidental to the
                Portfolio's objective. The Portfolio
                will pursue its objective by
                investing primarily in common stocks
                of larger, more established
                companies. In selecting investments
                for the Portfolio, the Sub-advisor
                uses an approach that combines "top
                down" economic analysis with "bottom
                up" stock selection. The "top down"
                approach identifies sectors,
                industries and companies that may
                benefit from the trends the
                Sub-advisor has observed. The
                Sub-advisor then looks for individual
                companies with earnings growth
                potential that may not be recognized
                by the market at large, utilizing a
                "bottom up" stock selection process.
                The Portfolio will normally hold a
                core position of between 35 and 50
                common stocks. The Portfolio may hold
                a limited number of additional common
                stocks at times when the Portfolio
                manager is accumulating new
                positions, phasing out existing or
                responding to exceptional market
                conditions.
       ------------------------------------------------------------------
        INTER-  AST MFS Global Equity Portfolio:         Massachusetts
       NATIONAL seeks capital growth. Under normal     Financial Services
        EQUITY  circumstances the Portfolio invests         Company
                at least 80% of its assets in equity
                securities of U.S. and foreign
                issuers (including issuers in
                developing countries). While the
                portfolio may invest its assets in
                companies of any size, the Portfolio
                generally focuses on companies with
                large capitalizations.
       ------------------------------------------------------------------
        LARGE   AST MFS Growth Portfolio: seeks          Massachusetts
         CAP    long-term capital growth and future    Financial Services
        GROWTH  income. Under normal market                 Company
                conditions, the Portfolio invests at
                least 80% of its total assets in
                common stocks and related securities,
                such as preferred stocks, convertible
                securities and depositary receipts,
                of companies. The Sub-advisor focuses
                on investing the Portfolio's assets
                in the stock of companies it believes
                to have above average earnings growth
                potential compared to other companies
                (growth companies). The Portfolio may
                invest up to 35% of its net assets in
                foreign securities.
       ------------------------------------------------------------------
       MID CAP  AST Mid Cap Value Portfolio: seeks to       EARNEST
        VALUE   provide capital growth by investing      Partners LLC/
                primarily in mid-capitalization          WEDGE Capital
                stocks that appear to be undervalued.   Management, LLP
                The Portfolio has a non-fundamental
                policy to invest, under normal
                circumstances, at least 80% of the
                value of its net assets in
                mid-capitalization companies.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Growth     Neuberger Berman
        GROWTH  Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. The
                Sub-adviser looks for fast-growing
                companies that are in new or rapidly
                evolving industries.
       ------------------------------------------------------------------
       MID CAP  AST Neuberger Berman Mid-Cap Value      Neuberger Berman
        VALUE   Portfolio: seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio primarily invests at least
                80% of its net assets in the common
                stocks of mid-cap companies. For
                purposes of the Portfolio, companies
                with equity market capitalizations
                that fall within the range of the
                Russell Midcap(R) Index at the time
                of investment are considered mid-cap
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies. Under
                the Portfolio's value-oriented
                investment approach, the Sub-advisor
                looks for well-managed companies
                whose stock prices are undervalued
                and that may rise in price before
                other investors realize their worth.
       ------------------------------------------------------------------
        FIXED   AST PIMCO Limited Maturity Bond        Pacific Investment
        INCOME  Portfolio: seeks to maximize total         Management
                return consistent with preservation       Company LLC
                of capital and prudent investment           (PIMCO)
                management. The Portfolio will invest
                in a diversified portfolio of
                fixed-income investment instruments
                of varying maturities. The average
                portfolio duration of the Portfolio
                generally will vary within a one- to
                three-year time frame based on the
                Sub-advisor's forecast for interest
                rates.
       ------------------------------------------------------------------
        ASSET   AST Preservation Asset Allocation        AST Investment
       ALLOCA-  Portfolio: seeks the highest            Services, Inc./
        TION/   potential total return consistent          Prudential
       BALANCED with its specified level of risk        Investments LLC
                tolerance. The Portfolio will invest
                its assets in several other Advanced
                Series Trust Portfolios. Under normal
                market conditions, the Portfolio will
                devote between 27.5% to 42.5% of its
                net assets to underlying portfolios
                investing primarily in equity
                securities, and 57.5% to 72.5% of its
                net assets to underlying portfolios
                investing primarily in debt
                securities and money market
                instruments.
       ------------------------------------------------------------------

      --------------------------------------------------------------------
       STYLE/      INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
        TYPE                                                ADVISOR/
                                                           SUB-ADVISOR
      --------------------------------------------------------------------
        SMALL   AST Small-Cap Value Portfolio: seeks       ClearBridge
         CAP    to provide long-term capital growth      Advisors, LLC;
        VALUE   by investing primarily in                 Dreman Value
                small-capitalization stocks that         Management LLC;
                appear to be undervalued. The              J.P. Morgan
                Portfolio will have a non-fundamental      Investment
                policy to invest, under normal          Management, Inc.;
                circumstances, at least 80% of the         Lee Munder
                value of its net assets in small        Investments, Ltd
                capitalization stocks. The Portfolio
                will focus on common stocks that
                appear to be undervalued.
      --------------------------------------------------------------------
        ASSET   AST T. Rowe Price Asset Allocation        T. Rowe Price
       ALLOCA-  Portfolio: seeks a high level of        Associates, Inc.
        TION/   total return by investing primarily
      BALANCED  in a diversified portfolio of fixed
                income and equity securities. The
                Portfolio normally invests
                approximately 60% of its total assets
                in equity securities and 40% in fixed
                income securities. This mix may vary
                depending on the sub-advisor's
                outlook for the markets. The
                Sub-advisor concentrates common stock
                investments in larger, more
                established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
      --------------------------------------------------------------------
        FIXED   AST T. Rowe Price Global Bond             T. Rowe Price
       INCOME   Portfolio: seeks to provide high       International, Inc.
                current income and capital growth by
                investing in high-quality foreign and
                U.S. dollar-denominated bonds. The
                Portfolio will invest at least 80% of
                its total assets in fixed income
                securities, including high quality
                bonds issued or guaranteed by U.S. or
                foreign governments or their agencies
                and by foreign authorities, provinces
                and municipalities as well as
                investment grade corporate bonds and
                mortgage and asset-backed securities
                of U.S. and foreign issuers. The
                Portfolio generally invests in
                countries where the combination of
                fixed-income returns and currency
                exchange rates appears attractive,
                or, if the currency trend is
                unfavorable, where the Sub-advisor
                believes that the currency risk can
                be minimized through hedging. The
                Portfolio may also invest up to 20%
                of its assets in the aggregate in
                below investment-grade, high-risk
                bonds ("junk bonds"). In addition,
                the Portfolio may invest up to 30% of
                its assets in mortgage-related
                (including derivatives, such as
                collateralized mortgage obligations
                and stripped mortgage securities) and
                asset-backed securities.
      --------------------------------------------------------------------
      SPECIALTY AST T. Rowe Price Natural Resources       T. Rowe Price
                Portfolio: seeks long-term capital      Associates, Inc.
                growth primarily through the common
                stocks of companies that own or
                develop natural resources (such as
                energy products, precious metals and
                forest products) and other basic
                commodities. The Portfolio normally
                invests primarily (at least 80% of
                its total assets) in the common
                stocks of natural resource companies.
                The Portfolio looks for companies
                that have the ability to expand
                production, to maintain superior
                exploration programs and production
                facilities, and the potential to
                accumulate new resources. At least
                50% of Portfolio assets will be
                invested in U.S. securities, up to
                50% of total assets also may be
                invested in foreign securities.
      --------------------------------------------------------------------
                  GARTMORE VARIABLE INSURANCE TRUST
      --------------------------------------------------------------------
       INTER-   GVIT Developing Markets: seeks           NWD Management
      NATIONAL  long-term capital appreciation, under   & Research Trust/
       EQUITY   normal conditions by investing at        Gartmore Global
                least 80% of its total assets in            Partners
                stocks of companies of any size based
                in the world's developing economies.
                Under normal market conditions,
                investments are maintained in at
                least six countries at all times and
                no more than 35% of total assets in
                any single one of them.
      --------------------------------------------------------------------
                         JANUS ASPEN SERIES
      --------------------------------------------------------------------
        LARGE   Janus Aspen Series: Large Cap Growth      Janus Capital
         CAP    Portfolio - Service Shares: seeks        Management LLC
       GROWTH   long-term growth of capital in a
                manner consistent with the
                preservation of capital. The
                Portfolio invests at least 80% of its
                net assets plus the amount of any
                borrowings for investment purposes in
                common stocks of large-sized
                companies. Large-sized companies are
                those whose market capitalizations
                fall within the range of companies in
                the Russell 1000 Index at the time of
                purchase.
      --------------------------------------------------------------------

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued


 TRANSFERS AMONG OPTIONS
 Subject to certain restrictions, you can transfer money among the variable investment options. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.

 In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

 During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you may be charged up to $30 for each additional transfer. Currently we charge only $10 for additional transfers. (Dollar Cost Averaging and Auto-Rebalancing transfers are free, and do not count toward the 12 free transfers per year.)


 For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer. (As noted in the fee table, we have different transfer rules under the Beneficiary Continuation Option.)


 ADDITIONAL TRANSFER RESTRICTIONS
 We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing,"
 (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

 Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

 In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

..   With respect to each variable investment option (other than the Prudential
    Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

..   The Portfolios may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus the contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
..   A Portfolio also may assess a short term trading fee in connection with a transfer out of the variable investment option investing in that Portfolio that occurs within a certain number of days following the date of allocation to the variable investment option. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Contract Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.

..   If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.
..   We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

 DOLLAR COST AVERAGING

 The dollar cost averaging (DCA) feature allows you to systematically transfer either a fixed dollar amount or a percentage out of the Money Market Portfolio and into any other variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By investing amounts on a regular basis, instead of investing the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.


 Transfers will be made automatically on the schedule you choose until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to re-open the DCA account at any time.

 Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

 Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase, and is offered without charge.

 ASSET ALLOCATION PROGRAM
 We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire

 2: WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

 to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

 Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

 AUTO-REBALANCING
 Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentages or to subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.

 You may choose to have your rebalancing occur monthly, quarterly, semiannually or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

 Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

 SCHEDULED TRANSACTIONS

 Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) and 72(q) of the Internal Revenue Code of 1986, as amended (Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) and 72(q) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.

 SUBSTITUTION
 We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION)

 PAYMENT PROVISIONS
 We can begin making annuity payments any time after the first contract anniversary. Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90/th/ birthday.

 We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.


 Please note that annuitization essentially involves converting your Contract Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).


 Option 1
 Annuity Payments for a Fixed Period Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

 Option 2
 Life Income Annuity Option Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

 If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 Option 3

 Interest Payment Option Under this option, we will credit interest on the adjusted Contract Value until you request payment of all or part of the adjusted Contract Value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if your contract is held in an IRA.

 Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the Contract Value that we are holding at any time.


 OTHER ANNUITY OPTIONS
 We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

 TAX CONSIDERATIONS
 If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.

 3: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?
 (ANNUITIZATION) continued


 HOW WE DETERMINE ANNUITY PAYMENTS
 Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. The guaranteed minimum rate is 3%. If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

 Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

 Fixed Period Annuities

 Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted Contract Value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.


 Life Annuities
 There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:
..   The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

 4: WHAT IS THE DEATH BENEFIT?

 THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

 BENEFICIARY
 The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. A change of beneficiary will take effect on the date you sign the change request form, provided that we receive the form in good order. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

 CALCULATION OF THE DEATH BENEFIT:
 The death benefit to which your beneficiary is entitled depends on whether you elected the basic death benefit or the enhanced death benefit. The enhanced death benefit is available only if you are age 75 or under at the time you purchase the contract.

 BASIC DEATH BENEFIT
 If the owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation ("due proof of death"), your beneficiary will receive the greater of the following:

..   the Contract Value as of the date we receive due proof of death; or

..   the total of all purchase payments made, proportionally reduced by the effect of withdrawals.

 We require due proof of death to be submitted promptly.

 ENHANCED DEATH BENEFIT
 If the owner dies during the accumulation period and prior to age 80, your beneficiary will receive the greater of the following as of the date we receive due proof of death:

..   the Contract Value as of the date we receive due proof of death; or

..   the Guaranteed Minimum Death Benefit (GMDB).

 We require due proof of death to be submitted promptly.

 The GMDB is calculated daily and is equal to the highest value of the contract on any contract anniversary. This is called the step-up value. Before the first contract anniversary, the step-up value is the initial purchase payment increased by subsequent purchase payments and proportionally reduced by the effect of withdrawals. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

 After the contract anniversary on or next following the 80/th/ birthday of the owner, the beneficiary will receive a death benefit as of the date we receive due proof of death equal to the greater of:


 (1)the Contract Value; or


 (2)the GMDB as of the contract anniversary on or next following the owner's 80th birthday increased by subsequent purchase payments since such contract anniversary and proportionally reduced by the effect of withdrawals since such contract anniversary.

 Here is an example of a proportional reduction:


 The current Contract Value is $100,000 and step-up value is $80,000. The owner makes a withdrawal that reduces the Contract Value by 50%. The new step-up value is $40,000, or 50% of what it was before the withdrawal.


 PAYOUT OPTIONS

 The beneficiary may, within 60 days of providing due proof of death, choose to take the death benefit under one of several death benefit options listed below.

 With respect to a death benefit paid before March 19, 2007, the death benefit payout options were:

 Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

 Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.

 The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the Contract Value among the variable, fixed interest rate, or the market value adjustment options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the Contract Value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

 During this 5-year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary.

 Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

 If the beneficiary is the spouse of the owner at the time of the owner's death, then the contract will continue and the spouse will become the owner. The spouse may, within 60 days of providing due proof of death, elect to take the death benefit under any of the payout options described above.

 The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"

 Any portion of the death benefit not applied under Choice 3 within one year of the owner's date of death must be distributed within five years of the date of death.

 With respect to a death benefit paid on or after March 19, 2007, unless the surviving spouse opts to continue the contract (or spousal continuance is required under the terms of your contract), a beneficiary may, within 60 days of providing proof of death, take the death benefit as follows:

 Alternative Death Benefit Payment Options - Contracts owned by Individuals (not associated with Tax-Favored Plans)
 Except in the case of spousal continuance as described above, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the annuity start date, the death benefit must be distributed:
  .   within five (5) years from the date of death; or
  . as a series of annuity payments not extending beyond the life expectancy of the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death of the beneficiary

 Unless you have made an election prior to death benefit proceeds becoming due, a beneficiary can elect to receive the death benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," or as a series of fixed annuity payments. See the section entitled "What Kind of Payments Will I Receive During the Income Phase?"

 4: WHAT IS THE DEATH BENEFIT? continued



 Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether the you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.
..   If you die before a designated beneficiary is named and after the date
    Required Minimum Distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 Beneficiary Continuation Option
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above. This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, 403(b), or a non-qualified contract.

 Under the Beneficiary Continuation Option:
  . The Owner's contract will be continued in the Owner's name, for the benefit of the beneficiary.
  . The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. The Charge is 1.00% per year.
  . The beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
  . The initial Contract Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.
  . The available variable investment options will be among those available to the Owner at the time of death, however certain Sub-accounts may not be available.
  . The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
  .   No fixed interest rate options will be offered.
  .   No additional Purchase Payments can be applied to the contract.
  . The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
  . The beneficiary can request a withdrawal of all or a portion of the Contract Value at any time, unless the beneficiary is required to take pre-determined withdrawal amounts.

 Upon the death of the beneficiary, if the successor does not take a lump sum, the successor may take any remaining benefit over the life expectancy of the beneficiary.

 Currently only Investment Options corresponding to Portfolios of the Advanced Series Trust, and the Prudential Money Market Portfolio, are available under the Beneficiary Continuation Option.

 In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 The tax consequences to the beneficiary vary among the death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Advisor Contract?"


 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT?

 LIFETIME FIVE INCOME BENEFIT

 The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Contract Value, subject to our rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a Contract Value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Contract Value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals - the guarantees are not lost if you withdraw less than the maximum allowable amount each year.


 Lifetime Five is subject to certain restrictions described below.

..   Currently, Lifetime Five can be elected only once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.
..   The annuitant must be at least 45 years old when Lifetime Five is elected.

..   Owners electing this benefit prior to December 5, 2005, were required to allocate Contract Value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005, must allocate Contract Value to one or more of the following asset allocation portfolios of Advanced Series Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, AST First Trust Capital Appreciation Target Portfolio, AST UBS Dynamic Alpha Portfolio, American Century Strategic Allocation Portfolio, or AST T. Rowe Price Asset Allocation Portfolio. As specified in thise paragraph, you generally must allocate your Contract Value in accordance with the then-available option(s) that we may prescribe, in order to elect and maintain Lifetime Five. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Contract Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.


 Protected Withdrawal Value

 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of:

 (A) the Contract Value on the date you elect Lifetime Five, plus any additional Purchase Payments, each growing at 5% per year from the date of your election of the program, or application of the Purchase Payment to your contract, as applicable, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier;

 (B) the Contract Value on the date of the first withdrawal from your contract, prior to the withdrawal;

 (C) the highest Contract Value on each contract anniversary, plus subsequent Purchase Payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier.

 With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent Purchase Payments.

..   If you elect Lifetime Five at the time you purchase your contract, the
    Contract Value will be your initial purchase payment.
..   For existing contract owners who are electing the Lifetime Five Benefit, the Contract Value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued

..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional purchase payment.


 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Contract Value is greater than the Protected Withdrawal Value.

 If you elected Lifetime Five on or after March 20, 2006:
  . you are eligible to step-up the Protected Withdrawal Value on or after the 1/st/ anniversary of the first withdrawal under Lifetime Five.
  . the Protected Withdrawal Value can be stepped up again on or after the 1/st/ anniversary of the preceding step-up.

 If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect:
  . you are eligible to step-up the Protected Withdrawal Value on or after the 5/th/ anniversary of the first withdrawal under Lifetime Five.
  . the Protected Withdrawal Value can be stepped up again on or after the 5/th/ anniversary of the preceding step-up.

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Contract Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Contract Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected Lifetime Five on or after March 20, 2006 and have also elected the Auto Step-Up feature:
  . the first Auto Step-Up opportunity will occur on the 1/st/ Contract Anniversary that is at least one year after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
  . your Protected Withdrawal Value will only be stepped-up if 5% of the Contract Value is greater than the Annual Income Amount by any amount.
  . if at the time of the first Auto Step-Up opportunity, 5% of the Contract Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs.
  . once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Contract Anniversary that is at least one year after the most recent step-up.

 If you elected Lifetime Five prior to March 20, 2006 and have also elected the Auto Step-Up feature:
  . the first Auto Step-Up opportunity will occur on the Contract Anniversary that is at least five years after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.
  . your Protected Withdrawal Value will only be stepped-up if 5% of the Contract Value is greater than the Annual Income Amount by 5% or more.
  . if at the time of the first Auto Step-Up opportunity, 5% of the Contract Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs.
  . once a step-up occurs, the next Auto Step-Up opportunity will occur on the Contract Anniversary that is at least 5 years after the most recent step-up.

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.


 The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

 Annual Income Amount Under the Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Contract Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.


 Annual Withdrawal Amount Under the Withdrawal Benefit

 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Contract Value immediately prior to such withdrawal (see the examples of this calculation below). When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your Contract Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.


 Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

 However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.


 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the Contract Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Contract Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.

 Value is calculated as the greatest of (a), (b) and (c):


 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484


 (b)Contract Value on March 1, 2006 (the date of the first withdrawal) =
    $263,000

 (c)Contract Value on February 1, 2006 (the first contract anniversary) =
    $265,000


 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar Reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current contract year = $18,550 -
    $10,000 = $8,550
..   Annual Withdrawal Amount for future contract years remains at $18,550
..   Remaining Annual Income Amount for current contract year = $13,250 -
    $10,000 = $3,250
..   Annual Income Amount for future contract years remains at $13,250
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued


 Example 2. Dollar-for-dollar and Proportional Reductions
 a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
  . Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550
  .   Annual Withdrawal Amount for future contract years remains at $18,550
  .   Remaining Annual Income Amount for current contract year = $0
  . Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.

  . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

  .   Annual Income Amount for future contract years = $13,250 - $93 = $13,157
  .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
  .   Remaining Annual Withdrawal Amount for current contract year = $0
  . Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.

  . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Contract Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

  .   Annual Withdrawal Amount for future contract years = $18,550 - $489 =
      $18,061
  .   Remaining Annual Income Amount for current contract year = $0
  . Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.

  . Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623

  .   Annual Income Amount for future contract years = $13,250 - $623 = $12,627
  . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
  .   Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450

  . Proportional reduction = Excess Withdrawal/Contract Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503

  .   Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947


 Example 3. Step-up of the Protected Withdrawal Value
 If the Annual Income Amount ($13,250) is withdrawn each year starting on
 March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2012 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2012, and the Contract Value on February 1, 2012 is $280,000, then the following values would result:
..   Protected Withdrawal Value = Contract Value on February 1, 2012 = $280,000
..   Annual Income Amount is equal to the greater of the current Annual Income
    Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.
..   Annual Withdrawal Amount is equal to the greater of the current Annual
    Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore the Annual Withdrawal Amount is increased to $19,600.

 Because the contract date and Effective Date of Lifetime Five for this example is prior to March 20, 2006, if the step-up request on February 1, 2012 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above. Had the contract date and Effective Date of the Lifetime Five benefit been on or after March 20, 2006, the step-up would still occur because 5% of the Contract Value is greater than the Annual Income Amount.


 Benefits Under Lifetime Five

..   If your Contract Value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the

   Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Contract Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Contract Value equals zero no further purchase payments will be accepted under your contract.

..   If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:


       1. apply your Contract Value to any annuity option available;


       2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

       3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

       1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and


       2. the Contract Value.


 If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract.

..   Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your contract, you will receive the current Contract Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.


 Election of Lifetime Five

 Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's Contract Value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.


 Termination of Lifetime Five
 Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT? continued


 Lifetime Five terminates:
..   upon your surrender of the contract,
..   upon the death of the annuitant,
..   upon a change in ownership of the contract that changes the tax identification number of the contract owner, or
..   upon your election to begin receiving annuity payments.

 We cease imposing the charge for Lifetime Five upon the earliest to occur of
 (i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
 (iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.

 While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.

 Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.

 If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

 Additional Tax Considerations for Qualified Contracts

 If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as required minimum distribution requirements under the tax law.


 6: HOW CAN I PURCHASE A STRATEGIC PARTNERS ADVISOR CONTRACT?

 PURCHASE PAYMENTS
 The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

 You may purchase this contract only if the oldest of the owner or annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86/th/ birthday of:
..   the owner; or
..   the annuitant.

 Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

 ALLOCATION OF PURCHASE PAYMENTS
 When you purchase a contract, we will allocate your purchase payment among the variable options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

 When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise.

 You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

 We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.


 With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our Separate Account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.


 At our discretion, we may give initial and subsequent purchase payments (as well as transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.


 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.


 CALCULATING CONTRACT VALUE
 The value of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

 Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

 1) Adding up the total amount of money allocated to a specific investment option;

 2) Subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

 3) Dividing this amount by the number of outstanding accumulation units.

 When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.


 We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total purchase payments.


 7: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR
 CONTRACT?


 There are charges and other expenses associated with the contract that reduce the return on your investment. These charges and expenses are described below.


 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume

 7: WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT? continued

 pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

 INSURANCE AND ADMINISTRATIVE CHARGES

 Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose the Lifetime Five Income Benefit, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the Contract Value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.


 The insurance charge is equal, on an annual basis, to 1.40% (Basic Death Benefit) or 1.65% (i.e., 0.25% in addition to the basic death benefit charge) (Enhanced Death Benefit) of the daily value of the contract.


 We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit option. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit. The charge is subject to a maximum of 1.50%.


 If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts.

 CONTRACT MAINTENANCE CHARGE

 On each contract anniversary during the accumulation phase, if your Contract Value is less than $50,000, we will deduct the lesser of $30 or 2% of your Contract Value, for administrative expenses. While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the Contract Value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options. This charge will also be deducted when you surrender your contract if your Contract Value is less than $50,000.

 BENEFICIARY CONTINUATION OPTION CHARGES:
 If your beneficiary takes the death benefit under the beneficiary continuation option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the variable investment options, and is equal to an annual charge of 1.00%. In addition, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Contract Value if the Contract Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request. Finally, transfers in excess of 20 per year will incur a $10 transfer fee.


 TAXES ATTRIBUTABLE TO PREMIUM
 There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. New York does not currently charge premium taxes on annuities. It is our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

 TRANSFER FEE

 You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. (We have the right to increase this fee up to a maximum of $30 per transfer, but have no current intention to do so.) We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. There is a different transfer fee under the beneficiary continuation option.

 COMPANY TAXES
 We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

 UNDERLYING MUTUAL FUND FEES

 When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2006, the fees of these funds ranged from 0.37% to 1.19% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.


 8: HOW CAN I ACCESS MY MONEY?

 You can Access Your Money by:

..   making a withdrawal (either partial or complete); or
..   choosing to receive annuity payments during the income phase.


 WITHDRAWALS DURING THE ACCUMULATION PHASE
 When you make a full withdrawal, you will receive the value of your contract minus any applicable fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.


 Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the variable investment options you have selected. The minimum amount which may be withdrawn is $250. If you request a withdrawal that would reduce your total Contract Value below the minimum $2,000, we will withdraw the maximum amount that will not reduce the total Contract Value below that amount.


 We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order.


 Income taxes, tax penalties and certain restrictions also may apply to any withdrawal you make. For a more complete explanation, see Section 9.


 AUTOMATED WITHDRAWALS
 We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make generally is $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.


 Income taxes, tax penalties and certain restrictions may apply to automated withdrawals. For a more complete explanation, see Section 9.


 SUSPENSION OF PAYMENTS OR TRANSFERS
 The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:
..   The New York Stock Exchange is closed (other than customary weekend and holiday closings);
..   Trading on the New York Stock Exchange is restricted;
..   An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or
..   The SEC, by order, permits suspension or postponement of payments for the protection of owners.

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT?


 The tax considerations associated with the Strategic Partners Advisor contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.

 This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
 PLANS)

 Taxes Payable by You
 We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

 Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


 Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contact owner.


 It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

 If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 Taxes on Withdrawals and Surrender

 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments until all purchase payments have been returned. After all purchase payments have been returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the enhanced living benefit options or as a systematic payment are taxed under these rules.


 If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

 If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

 Taxes on Annuity Payments
 A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

 After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 Tax Penalty on Withdrawals and Annuity Payments
 Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or
..   The amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Special Rules in Relation to Tax-Free Exchanges under Section 1035
 Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

 Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 Taxes Payable by Beneficiaries
 The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.


 Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain required minimum distribution provisions under the tax law apply upon your death, as discussed further below.


 Tax consequences to the beneficiary vary among the death benefit payment options.

..   Choice 1: The beneficiary is taxed on earnings in the contract.
..   Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).
..   Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).


 Considerations for Co-Annuitants
 There may be adverse tax consequences if a Co-Annuitant succeeds an Annuitant when an Annuity is owned by a trust that is neither tax exempt nor qualifies for preferred treatment under certain sections of the Code. In general, the Code is designed to prevent indefinite deferral of tax. Continuing the benefit of tax deferral by naming one or more Co-Annuitants when an annuity is owned by a non-qualified trust might be deemed an attempt to extend the tax deferral for an indefinite period. Therefore, adverse tax treatment may depend on the terms of the trust, who is named as Co-Annuitant, as well as the particular facts and circumstances. You should consult your tax advisor before naming a Co-Annuitant if you expect to use an Annuity in such a fashion.

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT? continued


 Reporting and Withholding on Distributions
 Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements for contracts not held by tax favored plans.


 Annuity Qualification

 DIVERSIFICATION AND INVESTOR CONTROL. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In Addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Contract meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owner as is feasible under the circumstances.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS). Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

 If you die on or after the annuity start date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 If you die before the annuity start date, the entire interest in the contract must be distributed within five years after the date of death or as periodic payments over a period not extending beyond the life or life expectancy of such designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

 Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.


 CHANGES IN THE CONTRACT. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 Additional Information
 You should refer to the Statement of Additional Information if:
..   Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.
..   You transfer your contract to, or designate, a beneficiary who is either
    37 1/2 years younger than you or a grandchild.

 CONTRACTS HELD BY TAX FAVORED PLANS
 The following discussion covers annuity contracts held under tax-favored retirement plans.

 Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.

 YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

 Types of Tax Favored Plans
 IRAS. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.

 CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

 REQUIRED PROVISIONS. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract, other than to Pruco Life of
    New Jersey;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT? continued

..   The date on which required minimum distributions must begin cannot be later than April 1/st/ of the calendar year after the calendar year you turn age 70 1/2; and

..   Death and annuity payments must meet "required minimum distribution provisions under the tax law."


 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% "early distribution penalty";
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a minimum distribution.

 ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.


 Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return, and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from a qualified plan can directly roll over contributions to a Roth IRA, subject to the same income limits. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular or conversion contributions to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your financial professional prior to purchase to confirm whether such rollovers are being accepted.

 Required Minimum Distributions and Payment Options
 If you hold the contract under an IRA (or other tax-favored plan), IRS required minimum distribution provisions must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

 Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Contract Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

 You can use the minimum distribution option to satisfy the IRS required minimum distribution provisions for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


 Required Distributions upon your Death for Qualified Contracts held by Tax Favored Plans
 Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were required to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

  . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2 which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.
  . If you die before a designated beneficiary is named and before the date required minimum distribution must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contract where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.
  . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investments" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.


 Penalty For Early Withdrawals
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

 Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or

..   the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty).


 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ADVISOR CONTRACT? continued


 Withholding
 Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.


 ERISA Requirements

 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

 Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Advisor Contract?"

 Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.


 Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

 Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.


 Additional Information
 For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

 10: OTHER INFORMATION

 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
 Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company, organized on September 17, 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York.

 Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life of New Jersey's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life of New Jersey and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life of New Jersey may owe under the contract.


 Pruco Life of New Jersey publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life of New Jersey that is annually audited by independent accountants. Pruco Life of New Jersey's annual report for the year ended December 31, 2005, together with subsequent periodic reports that Pruco Life of New Jersey files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life of New Jersey annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life of New Jersey is 811-07975. You may read and copy any filings made by Pruco Life of New Jersey with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at www.sec.gov.


 THE SEPARATE ACCOUNT
 We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under New Jersey law on May 20, 1996, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the Statement of Additional Information.

 SALE AND DISTRIBUTION OF THE CONTRACT
 Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

 PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

 The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.


 Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 2%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Contract Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

 In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.


 To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

 10: OTHER INFORMATION continued


 LITIGATION

 Pruco Life of New Jersey is subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to Pruco Life of New Jersey and that are typical of the businesses in which Pruco Life of New Jersey operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. Pruco Life of New Jersey may also be subject to litigation arising out of its general business activities, such as its investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

 Pruco Life of New Jersey's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flows of Pruco Life of New Jersey in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters, depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on Pruco Life of New Jersey's financial position.


 ASSIGNMENT
 In general, you can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

 If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

 FINANCIAL STATEMENTS
 The financial statements of the separate account and Pruco Life of New Jersey, the co-issuer of the Strategic Partners Advisor contract, are included in the Statement of Additional Information.

 STATEMENT OF ADDITIONAL INFORMATION

 Contents:
..   Company
..   Experts
..   Principal Underwriter
..   Payments Made to Promote Sale of Our Products
..   Allocation of Initial Purchase Payment
..   Determination of Accumulation Unit Values
..   Federal Tax Status
..   Financial Statements

 HOUSEHOLDING
 To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, the Strategic Partners Advisor Variable Annuity is a contract that allows you to select or decline certain features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling
 (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


                          (BASIC DEATH BENEFIT 1.40)



------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    1/7/2002* to 12/31/2002                          $0.87948         $0.59236                 0
    1/1/2003 to 12/31/2003                           $0.59236         $0.76091            65,009
    1/1/2004 to 12/31/2004                           $0.76091         $0.82279            32,938
    1/1/2005 to 12/31/2005                           $0.82279         $0.92957            32,528
    1/1/2006 to 12/31/2006                           $0.92957         $0.93320           145,283
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    2/4/2002* to 12/31/2002                          $0.97750         $0.78176             3,152
    1/1/2003 to 12/31/2003                           $0.78176         $1.01497            79,286
    1/1/2004 to 12/31/2004                           $1.01497         $1.10038           183,263
    1/1/2005 to 12/31/2005                           $1.10038         $1.20970           189,588
    1/1/2006 to 12/31/2006                           $1.20970         $1.34302           240,556
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    1/7/2002* to 12/31/2002                          $0.85177         $0.62009                 0
    1/1/2003 to 12/31/2003                           $0.62009         $0.81994               821
    1/1/2004 to 12/31/2004                           $0.81994         $0.88620               639
    1/1/2005 to 12/31/2005                           $0.88620         $1.01441                 0
    1/1/2006 to 12/31/2006                           $1.01441         $1.19706            33,507
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    1/7/2002* to 12/31/2002                          $1.01263         $1.01372         3,776,864
    1/1/2003 to 12/31/2003                           $1.01372         $1.00812           112,428
    1/1/2004 to 12/31/2004                           $1.00812         $1.00423           132,655
    1/1/2005 to 12/31/2005                           $1.00423         $1.01903            73,979
    1/1/2006 to 12/31/2006                           $1.01903         $1.05254           107,005
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    1/7/2002* to 12/31/2002                          $0.91813         $0.69437             1,796
    1/1/2003 to 12/31/2003                           $0.69437         $0.87784            12,417
    1/1/2004 to 12/31/2004                           $0.87784         $0.95615            12,787
    1/1/2005 to 12/31/2005                           $0.95615         $0.98584            14,771
    1/1/2006 to 12/31/2006                           $0.98584         $1.12337            12,400
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    2/4/2002* to 12/31/2002                          $0.97746         $0.79350                 0
    1/1/2003 to 12/31/2003                           $0.79350         $1.00220               559
    1/1/2004 to 12/31/2004                           $1.00220         $1.14963             1,292
    1/1/2005 to 12/31/2005                           $1.14963         $1.32269             3,706
    1/1/2006 to 12/31/2006                           $1.32269         $1.56464            71,747
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    1/7/2002* to 12/31/2002                          $0.87659         $0.66866                 0
    1/1/2003 to 12/31/2003                           $0.66866         $0.87565                 0
    1/1/2004 to 12/31/2004                           $0.87565         $0.99098                 0
    1/1/2005 to 12/31/2005                           $0.99098         $1.07976                 0
    1/1/2006 to 12/31/2006                           $1.07976         $1.21685                 0

--------------------------------------------------------------------------------------------------
                                                                                   Number of
                                               Accumulation     Accumulation      Accumulation
                                               Unit Value at    Unit Value at Units Outstanding at
                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    1/7/2002* to 12/31/2002                      $0.88016         $0.68204                0
    1/1/2003 to 12/31/2003                       $0.68204         $0.85087            7,043
    1/1/2004 to 12/31/2004                       $0.85087         $0.93878            9,056
    1/1/2005 to 4/29/2005                        $0.93878         $0.86680                0
--------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    1/7/2002* to 12/31/2002                      $0.85765         $0.70328              905
    1/1/2003 to 12/31/2003                       $0.70328         $0.85787              993
    1/1/2004 to 12/31/2004                       $0.85787         $0.92049              992
    1/1/2005 to 12/31/2005                       $0.92049         $0.94985              991
    1/1/2006 to 12/31/2006                       $0.94985         $1.08712              990
--------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    1/7/2002* to 12/31/2002                      $0.88230         $0.59865                0
    1/1/2003 to 12/31/2003                       $0.59865         $0.73114                0
    1/1/2004 to 12/31/2004                       $0.73114         $0.76497              262
    1/1/2005 to 12/31/2005                       $0.76497         $0.87890              258
    1/1/2006 to 12/31/2006                       $0.87890         $0.91802           17,372
--------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    1/7/2002* to 12/31/2002                      $0.95464         $0.82711           24,924
    1/1/2003 to 12/31/2003                       $0.82711         $1.00219           20,234
    1/1/2004 to 12/31/2004                       $1.00219         $1.09792           13,212
    1/1/2005 to 12/31/2005                       $1.09792         $1.16514           36,783
    1/1/2006 to 12/31/2006                       $1.16514         $1.27180           33,783
--------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    1/7/2002* to 12/31/2002                      $0.98936         $0.91397           30,876
    1/1/2003 to 12/31/2003                       $0.91397         $1.04994          182,045
    1/1/2004 to 12/31/2004                       $1.04994         $1.12757          200,322
    1/1/2005 to 12/31/2005                       $1.12757         $1.17779          251,891
    1/1/2006 to 12/31/2006                       $1.17779         $1.26221          191,830
--------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    1/7/2002* to 12/31/2002                      $0.92309         $0.76511            2,773
    1/1/2003 to 12/31/2003                       $0.76511         $0.97653            9,292
    1/1/2004 to 12/31/2004                       $0.97653         $1.08373           11,813
    1/1/2005 to 12/31/2005                       $1.08373         $1.17051           20,172
    1/1/2006 to 12/31/2006                       $1.17051         $1.32774           81,889
--------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    1/7/2002* to 12/31/2002                      $1.01056         $0.84681            2,125
    1/1/2003 to 12/31/2003                       $0.84681         $1.11158            5,707
    1/1/2004 to 12/31/2004                       $1.11158         $1.32305           46,714
    1/1/2005 to 12/31/2005                       $1.32305         $1.36506           48,721
    1/1/2006 to 12/31/2006                       $1.36506         $1.54281          105,143
--------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    1/7/2002* to 12/31/2002                      $0.91602         $0.74223                0
    1/1/2003 to 12/31/2003                       $0.74223         $0.93901                0
    1/1/2004 to 12/31/2004                       $0.93901         $1.04685                0
    1/1/2005 to 12/31/2005                       $1.04685         $1.12778                0
    1/1/2006 to 12/31/2006                       $1.12778         $1.25570                0
--------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    1/7/2002* to 12/31/2002                      $0.93342         $0.76199            1,609
    1/1/2003 to 12/31/2003                       $0.76199         $0.95257            1,770
    1/1/2004 to 12/31/2004                       $0.95257         $1.10611            1,767
    1/1/2005 to 12/31/2005                       $1.10611         $1.16342            1,765
    1/1/2006 to 12/31/2006                       $1.16342         $1.35930            1,762

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP International Value Portfolio
 (formerly, SP LSV International Value Portfolio)
    1/7/2002* to 12/31/2002                            $0.85065         $0.69226                0
    1/1/2003 to 12/31/2003                             $0.69226         $0.86952                9
    1/1/2004 to 12/31/2004                             $0.86952         $0.99305           42,153
    1/1/2005 to 12/31/2005                             $0.99305         $1.11424           42,152
    1/1/2006 to 12/31/2006                             $1.11424         $1.41861           53,728
--------------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    1/7/2002* to 12/31/2002                            $0.82541         $0.57009                0
    1/1/2003 to 12/31/2003                             $0.57009         $0.71281                0
    1/1/2004 to 12/31/2004                             $0.71281         $0.79003            2,366
    1/1/2005 to 4/29/2005                              $0.79003         $0.73827                0
--------------------------------------------------------------------------------------------------------
SP Mid Cap Growth Portfolio
    1/7/2002* to 12/31/2002                            $0.81198         $0.43161                0
    1/1/2003 to 12/31/2003                             $0.43161         $0.59621                0
    1/1/2004 to 12/31/2004                             $0.59621         $0.70289            1,003
    1/1/2005 to 12/31/2005                             $0.70289         $0.72963           13,278
    1/1/2006 to 12/31/2006                             $0.72963         $0.70551           32,225
--------------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    1/7/2002* to 12/31/2002                            $1.02093         $1.00143            4,318
    1/1/2003 to 12/31/2003                             $1.00143         $1.20911           17,195
    1/1/2004 to 12/31/2004                             $1.20911         $1.30346           77,339
    1/1/2005 to 12/31/2005                             $1.30346         $1.33732          109,378
    1/1/2006 to 12/31/2006                             $1.33732         $1.44444           94,951
--------------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    1/7/2002* to 12/31/2002                            $1.04472         $1.12328          219,081
    1/1/2003 to 12/31/2003                             $1.12328         $1.17265          180,016
    1/1/2004 to 12/31/2004                             $1.17265         $1.21745          257,632
    1/1/2005 to 12/31/2005                             $1.21745         $1.22923          252,236
    1/1/2006 to 12/31/2006                             $1.22923         $1.25683          222,740
--------------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    1/7/2002* to 12/31/2002                            $0.87646         $0.58550                0
    1/1/2003 to 12/31/2003                             $0.58550         $0.82046              955
    1/1/2004 to 12/31/2004                             $0.82046         $0.98221           52,423
    1/1/2005 to 12/31/2005                             $0.98221         $1.14091           55,174
    1/1/2006 to 12/31/2006                             $1.14091         $1.23307           51,741
--------------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    1/7/2002* to 12/31/2002                            $0.93720         $0.63744                0
    1/1/2003 to 12/31/2003                             $0.63744         $0.84694                0
    1/1/2004 to 12/31/2004                             $0.84694         $0.82752                0
    1/1/2005 to 12/31/2005                             $0.82752         $0.83643                0
    1/1/2006 to 12/31/2006                             $0.83643         $0.92698           24,980
--------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    1/7/2002* to 12/31/2002                            $0.86205         $0.63181                0
    1/1/2003 to 12/31/2003                             $0.63181         $0.78409                0
    1/1/2004 to 12/31/2004                             $0.78409         $0.85515                0
    1/1/2005 to 12/31/2005                             $0.85515         $0.97121                0
    1/1/2006 to 12/31/2006                             $0.97121         $0.95153                0
--------------------------------------------------------------------------------------------------------
SP Technology Portfolio
    1/7/2002* to 12/31/2002                            $0.85404         $0.47030                0
    1/1/2003 to 12/31/2003                             $0.47030         $0.66039                0
    1/1/2004 to 12/31/2004                             $0.66039         $0.65130                0
    1/1/2005 to 4/29/2005                              $0.65130         $0.58180                0

----------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP William Blair International Growth
 Portfolio)
    1/7/2002* to 12/31/2002                               $0.76003         $0.57108              43
    1/1/2003 to 12/31/2003                                $0.57108         $0.78612          12,447
    1/1/2004 to 12/31/2004                                $0.78612         $0.90356          14,060
    1/1/2005 to 12/31/2005                                $0.90356         $1.03720          14,058
    1/1/2006 to 12/31/2006                                $1.03720         $1.23826          14,056
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/2006                              $9.99886        $10.68260               0
----------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99886         $9.99933               0
    1/1/2006 to 12/31/2006                                $9.99933        $11.40838          10,188
----------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                             $10.09338        $11.73323               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                             $10.07970        $10.33229               0
    1/1/2006 to 12/31/2006                               $10.33229        $12.36530               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                             $10.05481        $10.28681               0
    1/1/2006 to 12/31/2006                               $10.28681        $11.89718               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                             $10.05009        $11.34495               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                             $10.04988        $10.42169               0
    1/1/2006 to 12/31/2006                               $10.42169        $11.57321               0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                             $10.06658        $10.35426               0
    1/1/2006 to 12/31/2006                               $10.35426        $11.93304               0
----------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                             $10.04202        $10.33700               0
    1/1/2006 to 12/31/2006                               $10.33700        $11.18026               0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99886        $10.01933               0
    1/1/2006 to 12/31/2006                               $10.01933        $11.04402          10,261
----------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99886        $10.00933               0
    1/1/2006 to 12/31/2006                               $10.00933        $11.22130          10,228
----------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                             $10.14710        $12.04155               0
    1/1/2006 to 12/31/2006                               $12.04155        $16.23834               0
----------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99886        $10.02932               0
    1/1/2006 to 12/31/2006                               $10.02932        $10.93553          14,309
----------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                             $10.08492        $10.73678               0
    1/1/2006 to 12/31/2006                               $10.73678        $12.88954               0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                             $10.01133        $10.33264               0
    1/1/2006 to 12/31/2006                               $10.33264        $10.98080               0
----------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                             $10.04570        $10.03757               0
    1/1/2006 to 12/31/2006                               $10.03757        $11.87455               0

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99886        $10.98052              0
    1/1/2006 to 12/31/2006                                 $10.98052        $12.22751              0
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.50452              0
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99886        $10.60336              0
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 (formerly, AST Global Allocation Portfolio)
    3/14/2005* to 12/31/2005                               $10.01541        $10.64464              0
    1/1/2006 to 12/31/2006                                 $10.64464        $11.66754              0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03302        $10.78065              0
    1/1/2006 to 12/31/2006                                 $10.78065        $11.69442              0
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                                $9.97681         $9.87825            231
    1/1/2006 to 12/31/2006                                  $9.87825        $10.75063            230
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99886        $10.60000              0
    1/1/2006 to 12/31/2006                                 $10.60000        $11.11019              0
------------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
    3/14/2005* to 12/31/2005                                $9.91389        $10.67460              0
    1/1/2006 to 12/31/2006                                 $10.67460        $12.92733              0
------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.07726        $10.57804              0
    1/1/2006 to 12/31/2006                                 $10.57804        $12.35800              0
------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                                $9.99886         $9.96977              0
    1/1/2006 to 12/31/2006                                  $9.96977        $10.79596              0
------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.12625        $10.92526              0
    1/1/2006 to 12/31/2006                                 $10.92526        $11.55444              0
------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                                $9.96626        $10.49866              0
    1/1/2006 to 12/31/2006                                 $10.49866        $12.87030              0
------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03693        $10.78089              0
    1/1/2006 to 12/31/2006                                 $10.78089        $11.65979              0
------------------------------------------------------------------------------------------------------------
AST Mid Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.06503        $10.37369              0
    1/1/2006 to 12/31/2006                                 $10.37369        $11.68807              0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.05576        $11.35869              0
    1/1/2006 to 12/31/2006                                 $11.35869        $12.77698              0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.02196        $10.90682              0
    1/1/2006 to 12/31/2006                                 $10.90682        $11.91306              0
------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                                $9.99886        $10.07733              0
    1/1/2006 to 12/31/2006                                 $10.07733        $10.31847              0
------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                                $9.99886        $10.03931              0
    1/1/2006 to 12/31/2006                                 $10.03931        $10.68916          1,882

------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.04866        $10.66828            0
    1/1/2006 to 12/31/2006                           $10.66828        $12.63027            0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.02867        $10.37610            0
    1/1/2006 to 12/31/2006                           $10.37610        $11.51159            0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                          $9.94939         $9.46839            0
    1/1/2006 to 12/31/2006                            $9.46839         $9.92364            0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                         $10.00286        $11.76236            0
    1/1/2006 to 12/31/2006                           $11.76236        $13.44068            0
------------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund Portfolio
    3/14/2005* to 12/31/2005                          $9.88103        $12.08600            0
    1/1/2006 to 12/31/2006                           $12.08600        $16.04073            0
------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio -
 Service Shares
    1/7/2002* to 12/31/2002                           $0.79820         $0.56640            0
    1/1/2003 to 12/31/2003                            $0.56640         $0.73449            0
    1/1/2004 to 12/31/2004                            $0.73449         $0.75480            0
    1/1/2005 to 12/31/2005                            $0.75480         $0.77428            0
    1/1/2006 to 12/31/2006                            $0.77428         $0.84863            0


 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.


                 (Enhanced Death Benefit, Lifetime Five 2.25)


------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
Jennison Portfolio
    3/14/2005* to 12/31/2005                         $10.06157        $11.76453            0
    1/1/2006 to 12/31/2006                           $11.76453        $11.71202            0
------------------------------------------------------------------------------------------------------
Prudential Equity Portfolio
    3/14/2005* to 12/31/2005                         $10.04794        $11.05333            0
    1/1/2006 to 12/31/2006                           $11.05333        $12.16962            0
------------------------------------------------------------------------------------------------------
Prudential Global Portfolio
    3/14/2005* to 12/31/2005                          $9.98612        $11.29015            0
    1/1/2006 to 12/31/2006                           $11.29015        $13.21211            0
------------------------------------------------------------------------------------------------------
Prudential Money Market Portfolio
    3/14/2005* to 12/31/2005                         $10.00004        $10.06787            0
    1/1/2006 to 12/31/2006                           $10.06787        $10.31466            0
------------------------------------------------------------------------------------------------------
Prudential Stock Index Portfolio
    3/14/2005* to 12/31/2005                         $10.05609        $10.33742            0
    1/1/2006 to 12/31/2006                           $10.33742        $11.68222            0
------------------------------------------------------------------------------------------------------
Prudential Value Portfolio
    3/14/2005* to 12/31/2005                         $10.03744        $11.21151            0
    1/1/2006 to 12/31/2006                           $11.21151        $13.15175            0
------------------------------------------------------------------------------------------------------
SP Aggressive Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.03184        $10.93736            0
    1/1/2006 to 12/31/2006                           $10.93736        $12.22411            0
------------------------------------------------------------------------------------------------------
SP AIM Aggressive Growth Portfolio
    3/14/2005* to 4/29/2005                          $10.06879         $9.48254            0

--------------------------------------------------------------------------------------------------------
                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
                                                  Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
SP AIM Core Equity Portfolio
    3/14/2005* to 12/31/2005                           $10.02513        $10.19391               0
    1/1/2006 to 12/31/2006                             $10.19391        $11.57046               0
--------------------------------------------------------------------------------------------------------
SP T. Rowe Price Large-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03012        $12.08212               0
    1/1/2006 to 12/31/2006                             $12.08212        $12.51556               0
--------------------------------------------------------------------------------------------------------
SP Balanced Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.01709        $10.62927          19,344
    1/1/2006 to 12/31/2006                             $10.62927        $11.50730          24,593
--------------------------------------------------------------------------------------------------------
SP Conservative Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.00714        $10.45845           2,799
    1/1/2006 to 12/31/2006                             $10.45845        $11.11563           2,693
--------------------------------------------------------------------------------------------------------
SP Davis Value Portfolio
    3/14/2005* to 12/31/2005                           $10.02505        $10.58382               0
    1/1/2006 to 12/31/2006                             $10.58382        $11.90666               0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                           $10.05726        $10.46444               0
    1/1/2006 to 12/31/2006                             $10.46444        $11.72928               0
--------------------------------------------------------------------------------------------------------
SP Growth Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                           $10.02897        $10.79578          60,225
    1/1/2006 to 12/31/2006                             $10.79578        $11.91941          64,137
--------------------------------------------------------------------------------------------------------
SP Large Cap Value Portfolio
    3/14/2005* to 12/31/2005                           $10.07576        $10.43901               0
    1/1/2006 to 12/31/2006                             $10.43901        $12.09601               0
--------------------------------------------------------------------------------------------------------
SP International Value Portfolio
 (formerly, SP LSV International Value Portfolio)
    3/14/2005* to 12/31/2005                            $9.91215        $10.62225               0
    1/1/2006 to 12/31/2006                             $10.62225        $13.41201               0
--------------------------------------------------------------------------------------------------------
SP MFS Capital Opportunities Portfolio
    3/14/2005* to 4/29/2005                            $10.05597         $9.60285               0
--------------------------------------------------------------------------------------------------------
SP Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.02825        $10.64972               0
    1/1/2006 to 12/31/2006                             $10.64972        $10.21357               0
--------------------------------------------------------------------------------------------------------
SP PIMCO High Yield Portfolio
    3/14/2005* to 12/31/2005                            $9.98891        $10.09534               0
    1/1/2006 to 12/31/2006                             $10.09534        $10.81267               0
--------------------------------------------------------------------------------------------------------
SP PIMCO Total Return Portfolio
    3/14/2005* to 12/31/2005                            $9.99817        $10.12642               0
    1/1/2006 to 12/31/2006                             $10.12642        $10.26839               0
--------------------------------------------------------------------------------------------------------
SP Prudential U.S. Emerging Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03577        $11.69877               0
    1/1/2006 to 12/31/2006                             $11.69877        $12.53876               0
--------------------------------------------------------------------------------------------------------
SP Small-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.03038        $10.47093               0
    1/1/2006 to 12/31/2006                             $10.47093        $11.50963               0
--------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio
    3/14/2005* to 12/31/2005                           $10.07359        $11.94115               0
    1/1/2006 to 12/31/2006                             $11.94115        $11.60179               0
--------------------------------------------------------------------------------------------------------
SP Technology Portfolio
    3/14/2005* to 4/29/2005                            $10.04311         $9.58927               0

----------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
                                                    Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
SP International Growth Portfolio
 (formerly, SP William Blair International Growth
 Portfolio)
    3/14/2005* to 12/31/2005                              $9.92633        $11.25119               0
    1/1/2006 to 12/31/2006                               $11.25119        $13.32046               0
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    3/20/2006* to 12/31/2006                              $9.99817        $10.61267          29,841
----------------------------------------------------------------------------------------------------------
AST Aggressive Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99817         $9.99292               0
    1/1/2006 to 12/31/2006                                $9.99292        $11.30662               0
----------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    3/14/2005* to 12/02/2005                             $10.09269        $11.66217               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Core Value Portfolio
    3/14/2005* to 12/31/2005                             $10.07901        $10.26299               0
    1/1/2006 to 12/31/2006                               $10.26299        $12.18054               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth & Income Portfolio
    3/14/2005* to 12/31/2005                             $10.05412        $10.21788               0
    1/1/2006 to 12/31/2006                               $10.21788        $11.71945               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    3/14/2005* to 12/02/2005                             $10.04940        $11.27627               0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Managed Index 500 Portfolio
    3/14/2005* to 12/31/2005                             $10.04919        $10.35190               0
    1/1/2006 to 12/31/2006                               $10.35190        $11.40033               0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    3/14/2005* to 12/31/2005                             $10.06589        $10.28487               0
    1/1/2006 to 12/31/2006                               $10.28487        $11.75492               0
----------------------------------------------------------------------------------------------------------
AST American Century Strategic Allocation Portfolio
 (formerly, AST American Century Strategic Balanced
 Portfolio)
    3/14/2005* to 12/31/2005                             $10.04134        $10.26773               0
    1/1/2006 to 12/31/2006                               $10.26773        $11.01325               0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99817        $10.01287           2,967
    1/1/2006 to 12/31/2006                               $10.01287        $10.94529         146,936
----------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99817        $10.00290           7,608
    1/1/2006 to 12/31/2006                               $10.00290        $11.12115          88,438
----------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    3/14/2005* to 12/31/2005                             $10.14641        $11.96094               0
    1/1/2006 to 12/31/2006                               $11.96094        $15.99622               0
----------------------------------------------------------------------------------------------------------
AST Conservative Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                              $9.99817        $10.02288           9,277
    1/1/2006 to 12/31/2006                               $10.02288        $10.83790          70,893
----------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                             $10.08423        $10.66473               0
    1/1/2006 to 12/31/2006                               $10.66473        $12.69696               0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
 (formerly, AST DeAM Small-Cap Growth Portfolio)
    3/14/2005* to 12/31/2005                             $10.01064        $10.26343               0
    1/1/2006 to 12/31/2006                               $10.26343        $10.81666               0
----------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                             $10.04501         $9.97024               0
    1/1/2006 to 12/31/2006                                $9.97024        $11.69708               0

------------------------------------------------------------------------------------------------------------
                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99817        $10.90713               0
    1/1/2006 to 12/31/2006                                 $10.90713        $12.04505               0
------------------------------------------------------------------------------------------------------------
AST First Trust Capital Appreciation Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99817        $10.43578           2,268
------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    3/20/2006* to 12/31/2006                                $9.99817        $10.53407          27,630
------------------------------------------------------------------------------------------------------------
AST UBS Dynamic Alpha Portfolio
 (formerly, AST Global Allocation Portfolio)
    3/14/2005* to 12/31/2005                               $10.01473        $10.57333               0
    1/1/2006 to 12/31/2006                                 $10.57333        $11.49327               0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03233        $10.70854               0
    1/1/2006 to 12/31/2006                                 $10.70854        $11.51996               0
------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    3/14/2005* to 12/31/2005                                $9.97612         $9.81200               0
    1/1/2006 to 12/31/2006                                  $9.81200        $10.59002               0
------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                                $9.99817        $10.52897               0
    1/1/2006 to 12/31/2006                                 $10.52897        $10.94421               0
------------------------------------------------------------------------------------------------------------
AST JP Morgan International Equity Portfolio
    3/14/2005* to 12/31/2005                                $9.91320        $10.60308               0
    1/1/2006 to 12/31/2006                                 $10.60308        $12.73435               0
------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.07658        $10.50718               0
    1/1/2006 to 12/31/2006                                 $10.50718        $12.17354               0
------------------------------------------------------------------------------------------------------------
AST Lord Abbett Bond Debenture Portfolio
    3/14/2005* to 12/31/2005                                $9.99817         $9.90289               0
    1/1/2006 to 12/31/2006                                  $9.90289        $10.63464               0
------------------------------------------------------------------------------------------------------------
AST Marsico Capital Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.12556        $10.85196               0
    1/1/2006 to 12/31/2006                                 $10.85196        $11.38185               0
------------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    3/14/2005* to 12/31/2005                                $9.96557        $10.42837               0
    1/1/2006 to 12/31/2006                                 $10.42837        $12.67817               0
------------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.03624        $10.70871               0
    1/1/2006 to 12/31/2006                                 $10.70871        $11.48567               0
------------------------------------------------------------------------------------------------------------
AST Mid Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.06434        $10.30414               0
    1/1/2006 to 12/31/2006                                 $10.30414        $11.51347               0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    3/14/2005* to 12/31/2005                               $10.05507        $11.28269               0
    1/1/2006 to 12/31/2006                                 $11.28269        $12.58620               0
------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Value Portfolio
    3/14/2005* to 12/31/2005                               $10.02128        $10.83380               0
    1/1/2006 to 12/31/2006                                 $10.83380        $11.73524               0
------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    3/14/2005* to 12/31/2005                                $9.99817        $10.00975               0
    1/1/2006 to 12/31/2006                                 $10.00975        $10.16415               0

------------------------------------------------------------------------------------------------------
                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/5/2005* to 12/31/2005                          $9.99817        $10.03287               0
    1/1/2006 to 12/31/2006                           $10.03287        $10.59390          19,236
------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    3/14/2005* to 12/31/2005                         $10.04798        $10.59676               0
    1/1/2006 to 12/31/2006                           $10.59676        $12.44163               0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    3/14/2005* to 12/31/2005                         $10.02799        $10.30670               0
    1/1/2006 to 12/31/2006                           $10.30670        $11.33991               0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Global Bond Portfolio
    3/14/2005* to 12/31/2005                          $9.94871         $9.40496               0
    1/1/2006 to 12/31/2006                            $9.40496         $9.77542               0
------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    3/14/2005* to 12/31/2005                         $10.00217        $11.68361               0
    1/1/2006 to 12/31/2006                           $11.68361        $13.23998               0
------------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund Portfolio
    3/14/2005* to 12/31/2005                          $9.88034        $12.00502               0
    1/1/2006 to 12/31/2006                           $12.00502        $15.80123               0
------------------------------------------------------------------------------------------------------
Janus Aspen Large-Cap Growth Portfolio -
 Service Shares
    3/14/2005 to 12/31/2005                          $10.04411        $10.34696               0
    1/1/2006 to 12/31/2006                           $10.34696        $11.24645               0


 * As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Within the Strategic Partners/SM/ family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

 Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

 Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected; and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.


 In addition to the chart, we set out below certain hypothetical illustrations that reflect the Contract Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

..   Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike the Strategic Partners Annuity One 3/Plus 3 contract, Strategic Partners Advisor offers few optional benefits.

..   Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of Contract Value, or a step-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

..   Strategic Partners Annuity One 3 / Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

 STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

------------------------------------------------------------------------------------------------
                                                               Strategic          Strategic
                                                            Partners Annuity   Partners Annuity
                          Strategic          Strategic       One 3/ Plus 3      One 3/ Plus 3
                       Partners Advisor   Partners Select      Non Bonus            Bonus
------------------------------------------------------------------------------------------------
Minimum Investment     $10,000           $10,000           $10,000            $10,000
------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified &    80 Qualified &    85 Qualified &     85 Qualified &
                       Non-Qualified     85 Non-Qualified  Non-Qualified      Non-Qualified
------------------------------------------------------------------------------------------------
Withdrawal Charge      None              7 Years (7%, 6%,  7 Years (7%, 6%,   7 Years (8%, 8%,
 Schedule                                5%, 4%, 3%, 2%,   5%, 4%, 3%, 2%,    8%, 8%, 7%, 6%,
                                         1%) Contract date 1%) Payment date   5%) Payment date
                                         based             based              based
------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity    10% of gross      10% of gross       10% of gross
 Withdrawal/ 1/                          purchase          purchase           purchase
                                         payments per      payments made as   payments made as
                                         contract year,    of last contract   of last contract
                                         cumulative up to  anniversary per    anniversary per
                                         7 years or 70% of contract year      contract year
                                         gross purchase
                                         payments
------------------------------------------------------------------------------------------------
Insurance and          1.40%             1.52%             1.40%              1.50%
 Administration
 Charge
------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30 $30. Waived if    The lesser of $30  The lesser of $30
 Fee (assessed         or 2% of your     Contract Value is or 2% of your      or 2% of your
 annually)             Contract Value.   $50,000 or more   Contract Value.    Contract Value.
                       Waived if                           Waived if          Waived if
                       Contract Value is                   Contract Value is  Contract Value is
                       $50,000 or more                     $75,000 or more    $75,000 or more
------------------------------------------------------------------------------------------------
Contract Credit        No                No                No                 Yes
                                                                              3% -all amounts
                                                                              ages
                                                                              81 - 85
                                                                              4% -under $250,000
                                                                              5% - $250,000-
                                                                              $999,999
                                                                              6% - $1,000,000+
------------------------------------------------------------------------------------------------
Fixed Rate Account     No                Yes               Yes                Yes/ 2/
                                         1-Year            1-Year             1-Year
------------------------------------------------------------------------------------------------
Market Value           No                Yes               Yes                No
 Adjustment Account                      7-Year            1-10 Years
 (MVA)
------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                No                Yes                Yes
 Averaging (DCA)
------------------------------------------------------------------------------------------------
Variable Investment    as indicated in   as indicated in   as indicated in    as indicated in
 Options Available     prospectus        prospectus        prospectus         prospectus
------------------------------------------------------------------------------------------------
Evergreen Funds        N/A               N/A               6-available in     6-available in
                                                           Strategic Partners Strategic Partners
                                                           Plus 3 only        Plus 3 only
------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:   Step-Up           The greater of:    The greater of:
                       purchase          Withdrawals will  payment(s) minus   purchase
                       payment(s) minus  proportionately   proportionate      payment(s) minus
                       proportionate     affect the Death  withdrawal(s) or   proportionate
                       withdrawal(s) or  Benefit           contract value     withdrawal(s) or
                       Contract Value                                         Contract Value
------------------------------------------------------------------------------------------------
Optional Death Benefit Step-Up           N/A               Step-Up            Step-Up
 (for an additional
 cost),/ 3/



 1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.
 2 We may offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.
 3 For more information on these benefits, refer to Section 4, "What Is The Death Benefit?" in the prospectus.

------------------------------------------------------------------------------------------
                                                            Strategic        Strategic
                                                         Partners Annuity Partners Annuity
                           Strategic        Strategic     One 3/ Plus 3    One 3/ Plus 3
                        Partners Advisor Partners Select    Non Bonus          Bonus
------------------------------------------------------------------------------------------
Living Benefits (for an  Lifetime Five         N/A       Lifetime Five    Lifetime Five
 additional cost),/ 4/                                   Spousal Lifetime Spousal Lifetime
                                                         Five Guaranteed  Five Highest
                                                         Minimum Income   Daily Lifetime
                                                         Benefit (GMIB)   Five Guaranteed
                                                         Income           Minimum Income
                                                         Appreciator      Benefit (GMIB)
                                                         Benefit (IAB)    Income
                                                                          Appreciator
                                                                          Benefit (IAB)



 4 For more information on these benefits, refer to Section 3, "What Kind Of Payments Will I Receive During The Income Phase?; Section 5, "What Is The Lifetime Five/SM/ Income Benefit?"; and Section 6, "What Is The Income Appreciator Benefit?" in the prospectus.


 HYPOTHETICAL ILLUSTRATION

 The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

..   An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.

..   No subsequent deposits or withdrawals are made from the contract.

..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios and the charges that are deducted from the contract at the Separate Account level as follows:


..   0.97% average of all fund expenses (as of December 31, 2006) are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table. Please note that because the SP Aggressive Growth Asset Allocation Portfolio, the SP Balanced Asset Allocation Portfolio, the SP Conservation Asset Allocation Portfolio, and the SP Growth Asset Allocation Portfolio generally were closed to investors in 2005, the fees for such portfolios are not reflected in the above-mentioned average.


..   The Separate Account level charges include the Insurance Charge and
    Administration Charge (as applicable).

 The Contract Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under an contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

 0% GROSS RETURN




        SP ADVISOR         SP SELECT       SPAO 3 NON BONUS     SPAO 3 BONUS
    ------------------ ------------------ ------------------ ------------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- ---------
 1  $97,678   $97,678  $97,563   $91,433  $97,678   $91,540  $101,485  $94,166
 2  $95,404   $95,404  $95,179   $90,068  $95,404   $90,279  $ 99,025  $91,902
 3  $93,183   $93,183  $92,853   $88,710  $93,183   $89,023  $ 96,624  $89,694
 4  $91,013   $91,013  $90,584   $87,361  $91,013   $87,773  $ 94,282  $87,539
 5  $88,894   $88,894  $88,371   $86,019  $88,894   $86,527  $ 91,996  $86,256
 6  $86,825   $86,825  $86,211   $84,687  $86,825   $85,288  $ 89,766  $84,979
 7  $84,803   $84,803  $84,104   $83,363  $84,803   $84,055  $ 87,589  $83,710
 8  $82,829   $82,829  $82,049   $82,049  $82,829   $82,829  $ 85,466  $85,466
 9  $80,901   $80,901  $80,044   $80,044  $80,901   $80,901  $ 83,394  $83,394
 10 $79,017   $79,017  $78,088   $78,088  $79,017   $79,017  $ 81,372  $81,372
 11 $77,178   $77,178  $76,180   $76,180  $77,178   $77,178  $ 79,399  $79,399
 12 $75,381   $75,381  $74,319   $74,319  $75,381   $75,381  $ 77,474  $77,474
 13 $73,626   $73,626  $72,468   $72,468  $73,626   $73,626  $ 75,596  $75,596
 14 $71,912   $71,912  $70,663   $70,663  $71,877   $71,877  $ 73,763  $73,763
 15 $70,237   $70,237  $68,902   $68,902  $70,170   $70,170  $ 71,941  $71,941
 16 $68,602   $68,602  $67,185   $67,185  $68,502   $68,502  $ 70,162  $70,162
 17 $67,005   $67,005  $65,509   $65,509  $66,873   $66,873  $ 68,427  $68,427
 18 $65,445   $65,445  $63,874   $63,874  $65,282   $65,282  $ 66,734  $66,734
 19 $63,921   $63,921  $62,279   $62,279  $63,728   $63,728  $ 65,082  $65,082
 20 $62,433   $62,433  $60,723   $60,723  $62,210   $62,210  $ 63,470  $63,470
 21 $60,980   $60,980  $59,205   $59,205  $60,727   $60,727  $ 61,897  $61,897
 22 $59,560   $59,560  $57,724   $57,724  $59,279   $59,279  $ 60,362  $60,362
 23 $58,173   $58,173  $56,279   $56,279  $57,865   $57,865  $ 58,865  $58,865
 24 $56,819   $56,819  $54,870   $54,870  $56,484   $56,484  $ 57,404  $57,404
 25 $55,496   $55,496  $53,495   $53,495  $55,134   $55,134  $ 55,978  $55,978
-------------------------------------------------------------------------------


 Assumptions:

 1. $100,000 initial investment.


 2. Fund Expenses =0.97%.


 3. No optional death benefit(s) and/or optional living benefit(s) were elected.


 4. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor -2.33%; Strategic Partners Select -2.44%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.33%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.42%.


 5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

 6% GROSS RETURN




        SP ADVISOR         SP SELECT       SPAO 3 NON BONUS     SPAO 3 BONUS
    ------------------ ------------------ ------------------ ------------------
    CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER CONTRACT SURRENDER
     VALUE     VALUE    VALUE     VALUE    VALUE     VALUE    VALUE     VALUE
    -------- --------- -------- --------- -------- --------- -------- ---------
 1  $103,522 $103,522  $103,400 $ 96,863  $103,522 $ 96,976  $107,557 $ 99,754
 2  $107,179 $107,179  $106,926 $101,111  $107,179 $101,349  $111,247 $103,148
 3  $110,965 $110,965  $110,572 $105,544  $110,965 $105,917  $115,063 $106,659
 4  $114,884 $114,884  $114,342 $110,169  $114,884 $110,689  $119,009 $110,290
 5  $118,942 $118,942  $118,241 $114,994  $118,942 $115,674  $123,092 $115,176
 6  $123,143 $123,143  $122,273 $120,027  $123,143 $120,880  $127,314 $120,276
 7  $127,493 $127,493  $126,442 $125,278  $127,493 $126,318  $131,681 $125,597
 8  $131,996 $131,996  $130,753 $130,753  $131,996 $131,996  $136,198 $136,198
 9  $136,658 $136,658  $135,212 $135,212  $136,658 $136,658  $140,870 $140,870
 10 $141,485 $141,485  $139,822 $139,822  $141,485 $141,485  $145,702 $145,702
 11 $146,483 $146,483  $144,590 $144,590  $146,483 $146,483  $150,699 $150,699
 12 $151,657 $151,657  $149,520 $149,520  $151,657 $151,657  $155,868 $155,868
 13 $157,013 $157,013  $154,618 $154,618  $157,013 $157,013  $161,215 $161,215
 14 $162,559 $162,559  $159,890 $159,890  $162,559 $162,559  $166,745 $166,745
 15 $168,301 $168,301  $165,342 $165,342  $168,301 $168,301  $172,464 $172,464
 16 $174,246 $174,246  $170,980 $170,980  $174,246 $174,246  $178,380 $178,380
 17 $180,400 $180,400  $176,810 $176,810  $180,400 $180,400  $184,499 $184,499
 18 $186,772 $186,772  $182,838 $182,838  $186,772 $186,772  $190,827 $190,827
 19 $193,369 $193,369  $189,073 $189,073  $193,369 $193,369  $197,373 $197,373
 20 $200,199 $200,199  $195,520 $195,520  $200,199 $200,199  $204,143 $204,143
 21 $207,271 $207,271  $202,186 $202,186  $207,271 $207,271  $211,146 $211,146
 22 $214,592 $214,592  $209,080 $209,080  $214,592 $214,592  $218,388 $218,388
 23 $222,172 $222,172  $216,210 $216,210  $222,172 $222,172  $225,879 $225,879
 24 $230,019 $230,019  $223,582 $223,582  $230,019 $230,019  $233,627 $233,627
 25 $238,144 $238,144  $231,205 $231,205  $238,144 $238,144  $241,641 $241,641
-------------------------------------------------------------------------------


 Assumptions:

 1. $100,000 initial investment.


 2. Fund Expenses = 0.97%.


 3. No optional death benefit(s) and/or optional living benefit(s) were elected.


 4. These reductions result in hypothetical net rates of return as follows:
    Strategic Partners Advisor 3.53%; Strategic Partners Select 3.41%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.53%; Strategic Partners Annuity One 3/Plus Bonus 3.43%.


 5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

            PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE OF NEW JERSEY ANNUITY DESCRIBED IN PROSPECTUS ORD01008NY (05/2007).

                      ------------------------
                               (print your name)

                      ------------------------
                                   (address)

                      ------------------------
                             (city/state/zip code)

                               MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                            Philadelphia, PA 19176

[LOGO]
The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777





 ORD01008NY
                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1793

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2007

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Strategic Partners(SM) Advisor annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

This statement of additional information is not a prospectus and should be read in conjunction with the Strategic Partners Advisor prospectus, dated May 1, 2007. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
          COMPANY................................................   2
          EXPERTS................................................   2
          PRINCIPAL UNDERWRITER..................................   2
          PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS..........   2
          ALLOCATION OF INITIAL PURCHASE PAYMENT.................   3
          DETERMINATION OF ACCUMULATION UNIT VALUES..............   4
          FEDERAL TAX STATUS.....................................  13
          FINANCIAL STATEMENTS...................................  13
          SEPARATE ACCOUNT FINANCIAL INFORMATION.................  A1
          COMPANY FINANCIAL INFORMATION..........................  B1

       PRUCO LIFE INSURANCE COMPANY     PRUDENTIAL ANNUITY SERVICE CENTER
              OF NEW JERSEY                       P.O. BOX 7960
          213 WASHINGTON STREET          PHILADELPHIA, PENNSYLVANIA 19176
          NEWARK, NJ 07102-2992             TELEPHONE: (888) PRU-2888V

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.

ORD01008NYB ED. 05/01/2007

                                    COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized September 17, 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded on October 13, 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS


The financial statements of Pruco Life of New Jersey as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2006 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


                             PRINCIPAL UNDERWRITER

Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

During 2006, 2005 and 2004, $-0-, $ 9,314,227-, and $4,942,952, (includes amount paid for Discovery Choice variable annuity), respectively, was paid to PIMS for its services as principal underwriter. During 2006, 2005 and 2004, PIMS retained none of those commissions.

As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each contract's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the NASD rules and other applicable laws and regulations,

PIMS may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:

..   Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker-dealers).

..   Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker-dealers).

..   Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker-dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.



The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2006) received payment with respect to annuity business during 2006 (or as to which a payment amount was accrued during 2006). The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2006, the least amount paid, and greatest amount paid, were $4.30 and $1,041,631.80, respectively.

Name of Firm:

Advantage Capital Corporation
AIG Financial Advisors, Inc.
Citigroup Global Markets, Inc.
Financial Network Investment Corp.
FSC Securities Corp.
ING Financial Partners
Merrill Lynch
Morgan Stanley
Multi-Financial Securities Corporation
Primevest
Raymond James & Associates
Raymond James Financial Services
Royal Alliance
Sentra Securities Corporation
Sunamerica Securities, Inc.
UBS Financial Services
Wachovia

                    ALLOCATION OF INITIAL PURCHASE PAYMENT

As discussed in the prospectus, we generally will credit the initial purchase payment to your Contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With the Strategic Partners Advisor Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


As we have indicated in the prospectus, Strategic Partners Advisor is a contract that allows you to select or decline benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In the prospectus, we depict the unit value corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2006. Here, we set out unit values corresponding to the remaining unit values.


                         ENHANCED DEATH BENEFIT (1.65)

                                                                    NUMBER OF
                                                                   ACCUMULATION
                                       ACCUMULATION                   UNITS
                                       UNIT VALUE AT ACCUMULATION  OUTSTANDING
                                       BEGINNING OF  UNIT VALUE AT  AT END OF
                                          PERIOD     END OF PERIOD    PERIOD
                                       ------------- ------------- ------------
Jennison Portfolio
   1/7/2002* to 12/31/2002............   $0.87797      $0.58985       67,876
   1/1/2003 to 12/31/2003.............   $0.58985      $0.75580       69,912
   1/1/2004 to 12/31/2004.............   $0.75580      $0.81522       71,220
   1/1/2005 to 12/31/2005.............   $0.81522      $0.91880      117,711
   1/1/2006 to 12/31/2006.............   $0.91880      $0.92003      125,604

Prudential Equity Portfolio
   2/4/2002* to 12/31/2002............   $0.97748      $0.77984       10,910
   1/1/2003 to 12/31/2003.............   $0.77984      $1.01001       13,356
   1/1/2004 to 12/31/2004.............   $1.01001      $1.09231       14,224
   1/1/2005 to 12/31/2005.............   $1.09231      $1.19784       25,359
   1/1/2006 to 12/31/2006.............   $1.19784      $1.32662       42,506

Prudential Global Portfolio
   1/7/2002* to 12/31/2002............   $0.85040      $0.61757        5,491
   1/1/2003 to 12/31/2003.............   $0.61757      $0.81447        5,487
   1/1/2004 to 12/31/2004.............   $0.81447      $0.87812        6,015
   1/1/2005 to 12/31/2005.............   $0.87812      $1.00264        5,588
   1/1/2006 to 12/31/2006.............   $1.00264      $1.18021       24,808

Prudential Money Market Portfolio
   1/7/2002* to 12/31/2002............   $1.01106      $1.00991      226,582
   1/1/2003 to 12/31/2003.............   $1.00991      $1.00201       49,796
   1/1/2004 to 12/31/2004.............   $1.00201      $0.99592       76,579
   1/1/2005 to 12/31/2005.............   $0.99592      $1.00815      109,760
   1/1/2006 to 12/31/2006.............   $1.00815      $1.03850       76,550

        Prudential Stock Index Portfolio
           1/7/2002* to 12/31/2002............ $0.91658 $0.69160  64,561
           1/1/2003 to 12/31/2003............. $0.69160 $0.87215  60,168
           1/1/2004 to 12/31/2004............. $0.87215 $0.94766  95,918
           1/1/2005 to 12/31/2005............. $0.94766 $0.97456 147,652
           1/1/2006 to 12/31/2006............. $0.97456 $1.10775 139,173

        Prudential Value Portfolio
           2/4/2002* to 12/31/2002............ $0.97744 $0.79168  18,485
           1/1/2003 to 12/31/2003............. $0.79168 $0.99748  17,579
           1/1/2004 to 12/31/2004............. $0.99748 $1.14140  17,875
           1/1/2005 to 12/31/2005............. $1.14140 $1.31000  65,549
           1/1/2006 to 12/31/2006............. $1.31000 $1.54571  72,562

        SP Aggressive Growth Asset Allocation
          Portfolio
           1/7/2002* to 12/31/2002............ $0.87505 $0.66583       0
           1/1/2003 to 12/31/2003............. $0.66583 $0.86970       0
           1/1/2004 to 12/31/2004............. $0.86970 $0.98190       0
           1/1/2005 to 12/31/2005............. $0.98190 $1.06727       0
           1/1/2006 to 12/31/2006............. $1.06727 $1.19981       0

        SP AIM Aggressive Growth Portfolio
           1/7/2002* to 12/31/2002............ $0.87871 $0.67933  11,864
           1/1/2003 to 12/31/2003............. $0.67933 $0.84547  11,797
           1/1/2004 to 12/31/2004............. $0.84547 $0.93036  12,065
           1/1/2005 to 4/29/2005.............. $0.93036 $0.85837       0

        SP AIM Core Equity Portfolio
           1/7/2002* to 12/31/2002............ $0.85616 $0.70041  32,523
           1/1/2003 to 12/31/2003............. $0.70041 $0.85233  41,068
           1/1/2004 to 12/31/2004............. $0.85233 $0.91212  39,133
           1/1/2005 to 12/31/2005............. $0.91212 $0.93893  25,806
           1/1/2006 to 12/31/2006............. $0.93893 $1.07203  24,166

        SP T. Rowe Price Large-Cap Growth
          Portfolio
           1/7/2002* to 12/31/2002............ $0.88424 $0.59628  26,539
           1/1/2003 to 12/31/2003............. $0.59628 $0.72653  30,519
           1/1/2004 to 12/31/2004............. $0.72653 $0.75829  31,266
           1/1/2005 to 12/31/2005............. $0.75829 $0.86903  19,993
           1/1/2006 to 12/31/2006............. $0.86903 $0.90558  12,235

        SP Balanced Asset Allocation Portfolio
           1/7/2002* to 12/31/2002............ $0.95294 $0.82361 270,438
           1/1/2003 to 12/31/2003............. $0.82361 $0.99552 334,328
           1/1/2004 to 12/31/2004............. $0.99552 $1.08795 404,474
           1/1/2005 to 12/31/2005............. $1.08795 $1.15165 593,658
           1/1/2006 to 12/31/2006............. $1.15165 $1.25416 451,138

       SP Conservative Asset Allocation
         Portfolio
          1/7/2002* to 12/31/2002............. $0.98771 $0.91013 270,414
          1/1/2003 to 12/31/2003.............. $0.91013 $1.04299 422,328
          1/1/2004 to 12/31/2004.............. $1.04299 $1.11728 468,077
          1/1/2005 to 12/31/2005.............. $1.11728 $1.16409 339,281
          1/1/2006 to 12/31/2006.............. $1.16409 $1.24461 317,884

       SP Davis Value Portfolio
          1/7/2002* to 12/31/2002............. $0.92152 $0.76193 188,234
          1/1/2003 to 12/31/2003.............. $0.76193 $0.97001 182,008
          1/1/2004 to 12/31/2004.............. $0.97001 $1.07378 178,769
          1/1/2005 to 12/31/2005.............. $1.07378 $1.15693 184,975
          1/1/2006 to 12/31/2006.............. $1.15693 $1.30924 152,046

       SP Small-Cap Value Portfolio
          1/7/2002* to 12/31/2002............. $1.00885 $0.84333 121,366
          1/1/2003 to 12/31/2003.............. $0.84333 $1.10432 121,561
          1/1/2004 to 12/31/2004.............. $1.10432 $1.31115 130,103
          1/1/2005 to 12/31/2005.............. $1.31115 $1.34936 154,275
          1/1/2006 to 12/31/2006.............. $1.34936 $1.52134 146,806

       SP Growth Asset Allocation Portfolio
          1/7/2002* to 12/31/2002............. $0.91454 $0.73921  75,816
          1/1/2003 to 12/31/2003.............. $0.73921 $0.93282  75,741
          1/1/2004 to 12/31/2004.............. $0.93282 $1.03748  71,133
          1/1/2005 to 12/31/2005.............. $1.03748 $1.11489  65,149
          1/1/2006 to 12/31/2006.............. $1.11489 $1.23821  66,865

       SP Large Cap Value Portfolio
          1/7/2002* to 12/31/2002............. $0.93188 $0.75888  59,942
          1/1/2003 to 12/31/2003.............. $0.75888 $0.94638  56,229
          1/1/2004 to 12/31/2004.............. $0.94638 $1.09631  57,883
          1/1/2005 to 12/31/2005.............. $1.09631 $1.15025  50,799
          1/1/2006 to 12/31/2006.............. $1.15025 $1.34067  40,234

       SP International Value Portfolio
         (formerly, SP LSV International
         Value Portfolio)
          1/7/2002* to 12/31/2002............. $0.84922 $0.68934  43,747
          1/1/2003 to 12/31/2003.............. $0.68934 $0.86374  45,425
          1/1/2004 to 12/31/2004.............. $0.86374 $0.98405  66,982
          1/1/2005 to 12/31/2005.............. $0.98405 $1.10133  92,954
          1/1/2006 to 12/31/2006.............. $1.10133 $1.39874  71,725

        SP MFS Capital Opportunities Portfolio
           1/7/2002* to 12/31/2002............ $0.82399 $0.56772       0
           1/1/2003 to 12/31/2003............. $0.56772 $0.70827       0
           1/1/2004 to 12/31/2004............. $0.70827 $0.78313       0
           1/1/2005 to 4/29/2005.............. $0.78313 $0.73129       0

        SP Mid Cap Growth Portfolio
           1/7/2002* to 12/31/2002............ $0.81066 $0.42993  59,465
           1/1/2003 to 12/31/2003............. $0.42993 $0.59257  60,744
           1/1/2004 to 12/31/2004............. $0.59257 $0.69683  88,982
           1/1/2005 to 12/31/2005............. $0.69683 $0.72152 158,107
           1/1/2006 to 12/31/2006............. $0.72152 $0.69607 183,702

        SP PIMCO High Yield Portfolio
           1/7/2002* to 12/31/2002............ $1.01922 $0.99726  80,765
           1/1/2003 to 12/31/2003............. $0.99726 $1.20090  83,151
           1/1/2004 to 12/31/2004............. $1.20090 $1.29163 124,918
           1/1/2005 to 12/31/2005............. $1.29163 $1.32185 165,649
           1/1/2006 to 12/31/2006............. $1.32185 $1.42427 155,907

        SP PIMCO Total Return Portfolio
           1/7/2002* to 12/31/2002............ $1.04298 $1.11848 230,036
           1/1/2003 to 12/31/2003............. $1.11848 $1.16478 216,558
           1/1/2004 to 12/31/2004............. $1.16478 $1.20647 298,939
           1/1/2005 to 12/31/2005............. $1.20647 $1.21553 448,774
           1/1/2006 to 12/31/2006............. $1.21553 $1.23991 411,309

        SP Prudential U.S. Emerging Growth
          Portfolio
           1/7/2002* to 12/31/2002............ $0.87505 $0.58312  26,260
           1/1/2003 to 12/31/2003............. $0.58312 $0.81508  28,491
           1/1/2004 to 12/31/2004............. $0.81508 $0.97333  24,077
           1/1/2005 to 12/31/2005............. $0.97333 $1.12781  28,085
           1/1/2006 to 12/31/2006............. $1.12781 $1.21592  51,517

        SP Small-Cap Growth Portfolio
           1/7/2002* to 12/31/2002............ $0.93568 $0.63480  12,168
           1/1/2003 to 12/31/2003............. $0.63480 $0.84132  13,164
           1/1/2004 to 12/31/2004............. $0.84132 $0.81999  17,781
           1/1/2005 to 12/31/2005............. $0.81999 $0.82667  16,606
           1/1/2006 to 12/31/2006............. $0.82667 $0.91403  16,172

        SP Strategic Partners Focused Growth
          Portfolio
           1/7/2002* to 12/31/2002............ $0.86058 $0.62920  36,444
           1/1/2003 to 12/31/2003............. $0.62920 $0.77911  39,031
           1/1/2004 to 12/31/2004............. $0.77911 $0.84757  37,723
           1/1/2005 to 12/31/2005............. $0.84757 $0.96012  41,927
           1/1/2006 to 12/31/2006............. $0.96012 $0.93836  53,536


SP Technology Portfolio
   1/7/2002* to 12/31/2002........................... $ 0.85260 $ 0.46843      0
   1/1/2003 to 12/31/2003............................ $ 0.46843 $ 0.65610      0
   1/1/2004 to 12/31/2004............................ $ 0.65610 $ 0.64555  8,205
   1/1/2005 to 4/29/2005............................. $ 0.64555 $ 0.57617      0

SP International Growth Portfolio
  (formerly, SP William Blair International Growth
  Portfolio)
   1/7/2002* to 12/31/2002........................... $ 0.75876 $ 0.56880 34,791
   1/1/2003 to 12/31/2003............................ $ 0.56880 $ 0.78103 38,451
   1/1/2004 to 12/31/2004............................ $ 0.78103 $ 0.89547 53,880
   1/1/2005 to 12/31/2005............................ $ 0.89547 $ 1.02528 43,507
   1/1/2006 to 12/31/2006............................ $ 1.02528 $ 1.22101 30,790

AST Advanced Strategies Portfolio
   3/20/2006* to 12/31/2006.......................... $ 9.99865 $10.66193 13,164

AST Aggressive Asset Allocation Portfolio
12/5/2005* to 12/31/2005............................. $ 9.99865 $ 9.99741      0
   1/1/2006 to 12/31/2006............................ $ 9.99741 $11.37817      0

AST Alger All-Cap Growth Portfolio
3/14/2005* to 12/02/2005............................. $10.09317 $11.71227      0

AST AllianceBernstein Core Value Portfolio
3/14/2005* to 12/31/2005............................. $10.07950 $10.31179      0
   1/1/2006 to 12/31/2006............................ $10.31179 $12.31054      0

AST AllianceBernstein Growth & Income Portfolio
3/14/2005* to 12/31/2005............................. $10.05461 $10.26647      0
   1/1/2006 to 12/31/2006............................ $10.26647 $11.84457    640

AST AllianceBernstein Growth + Value Portfolio
3/14/2005* to 12/02/2005............................. $10.04988 $11.32469      0

AST AllianceBernstein Managed Index 500 Portfolio
3/14/2005* to 12/31/2005............................. $10.04968 $10.40108      0
   1/1/2006 to 12/31/2006............................ $10.40108 $11.52194      0

AST American Century Income & Growth Portfolio
3/14/2005* to 12/31/2005............................. $10.06637 $10.33364      0
   1/1/2006 to 12/31/2006............................ $10.33364 $11.88015    132

AST American Century Strategic Allocation Portfolio
  (formerly, AST American Century Strategic
  Balanced Portfolio)
3/14/2005* to 12/31/2005............................. $10.04182 $10.31658      0
   1/1/2006 to 12/31/2006............................ $10.31658 $11.13077      0


AST Balanced Asset Allocation Portfolio
12/5/2005* to 12/31/2005............................. $ 9.99865 $10.01742      0
   1/1/2006 to 12/31/2006............................ $10.01742 $11.01471 23,793

AST Capital Growth Asset Allocation Portfolio
12/5/2005* to 12/31/2005............................. $ 9.99865 $10.00743  8,531
   1/1/2006 to 12/31/2006............................ $10.00743 $11.19158  8,531

AST Cohen & Steers Realty Portfolio
3/14/2005* to 12/31/2005............................. $10.14689 $12.01771      0
   1/1/2006 to 12/31/2006............................ $12.01771 $16.16654      0

AST Conservative Asset Allocation Portfolio
12/5/2005* to 12/31/2005............................. $ 9.99865 $10.02740      0
   1/1/2006 to 12/31/2006............................ $10.02740 $10.90666      0

AST DeAM Large-Cap Value Portfolio
3/14/2005* to 12/31/2005............................. $10.08471 $10.71543      0
   1/1/2006 to 12/31/2006............................ $10.71543 $12.83243    589

AST Neuberger Berman Small-Cap Growth Portfolio
  (formerly, AST DeAM Small-Cap Growth Portfolio)
3/14/2005* to 12/31/2005............................. $10.01112 $10.31218      0
   1/1/2006 to 12/31/2006............................ $10.31218 $10.93206      0

AST DeAM Small-Cap Value Portfolio
3/14/2005* to 12/31/2005............................. $10.04549 $10.01768      0
   1/1/2006 to 12/31/2006............................ $10.01768 $11.82202    730

AST Federated Aggressive Growth Portfolio
3/14/2005* to 12/31/2005............................. $ 9.99865 $10.95883      0
   1/1/2006 to 12/31/2006............................ $10.95883 $12.17334      0

AST First Trust Capital Appreciation Target
  Portfolio
3/20/2006* to 12/31/2006............................. $ 9.99865 $10.48411  8,046

AST First Trust Balanced Target Portfolio
3/20/2006* to 12/31/2006............................. $ 9.99865 $10.58300  1,516

AST UBS Dynamic Alpha Portfolio
  (formerly, AST Global Allocation Portfolio)
3/14/2005* to 12/31/2005............................. $10.01521 $10.62366      0
   1/1/2006 to 12/31/2006............................ $10.62366 $11.61598      0

AST Goldman Sachs Concentrated Growth Portfolio
3/14/2005* to 12/31/2005............................. $10.03282 $10.75949      0
   1/1/2006 to 12/31/2006............................ $10.75949 $11.64285  1,208

 AST High Yield Portfolio
 3/14/2005* to 12/31/2005............................ $ 9.97660 $ 9.85860     0
    1/1/2006 to 12/31/2006........................... $ 9.85860 $10.70297     0

 AST Goldman Sachs Mid-Cap Growth Portfolio
 3/14/2005* to 12/31/2005............................ $ 9.99865 $10.57900   110
    1/1/2006 to 12/31/2006........................... $10.57900 $11.06101   174

 AST JP Morgan International Equity Portfolio
 3/14/2005* to 12/31/2005............................ $ 9.91368 $10.65333     0
    1/1/2006 to 12/31/2006........................... $10.65333 $12.86994     0

 AST Large-Cap Value Portfolio
 3/14/2005* to 12/31/2005............................ $10.07706 $10.55706     0
    1/1/2006 to 12/31/2006........................... $10.55706 $12.30317   616

 AST Lord Abbett Bond Debenture Portfolio
 3/14/2005* to 12/31/2005............................ $ 9.99865 $ 9.94996   921
    1/1/2006 to 12/31/2006........................... $ 9.94996 $10.74807   921

 AST Marsico Capital Growth Portfolio
 3/14/2005* to 12/31/2005............................ $10.12604 $10.90350     0
    1/1/2006 to 12/31/2006........................... $10.90350 $11.50325     0

 AST MFS Global Equity Portfolio
 3/14/2005* to 12/31/2005............................ $ 9.96606 $10.47792     0
    1/1/2006 to 12/31/2006........................... $10.47792 $12.81337     0

 AST MFS Growth Portfolio
 3/14/2005* to 12/31/2005............................ $10.03673 $10.75959     0
    1/1/2006 to 12/31/2006........................... $10.75959 $11.60810     0

 AST Mid Cap Value Portfolio
 3/14/2005* to 12/31/2005............................ $10.06483 $10.35312     0
    1/1/2006 to 12/31/2006........................... $10.35312 $11.63626 1,898

 AST Neuberger Berman Mid-Cap Growth Portfolio
 3/14/2005* to 12/31/2005............................ $10.05555 $11.33624   575
    1/1/2006 to 12/31/2006........................... $11.33624 $12.72026   547

 AST Neuberger Berman Mid-Cap Value Portfolio
 3/14/2005* to 12/31/2005............................ $10.02176 $10.88522   582
    1/1/2006 to 12/31/2006........................... $10.88522 $11.86039   585

 AST PIMCO Limited Maturity Bond Portfolio
 3/14/2005* to 12/31/2005............................ $ 9.99865 $10.05726 6,719
    1/1/2006 to 12/31/2006........................... $10.05726 $10.27261 6,770

 AST Preservation Asset Allocation Portfolio
 12/5/2005* to 12/31/2005............................ $ 9.99865 $10.03737     0
    1/1/2006 to 12/31/2006........................... $10.03737 $10.66091     0

 AST Small-Cap Value Portfolio
 3/14/2005* to 12/31/2005............................ $10.04846 $10.64701     0
    1/1/2006 to 12/31/2006........................... $10.64701 $12.57412     0

 AST T. Rowe Price Asset Allocation Portfolio
 3/14/2005* to 12/31/2005............................ $10.02847 $10.35564     0
    1/1/2006 to 12/31/2006........................... $10.35564 $11.46084   861

 AST T. Rowe Price Global Bond Portfolio
 3/14/2005* to 12/31/2005............................ $ 9.94919 $ 9.44958     0
    1/1/2006 to 12/31/2006........................... $ 9.44958 $ 9.87964     0

 AST T. Rowe Price Natural Resources Portfolio
 3/14/2005* to 12/31/2005............................ $10.00265 $11.73902 2,328
    1/1/2006 to 12/31/2006........................... $11.73902 $13.38101 1,197

 Gartmore GVIT Developing Markets Fund
 3/14/2005* to 12/31/2005............................ $ 9.88082 $12.06187 1,259
    1/1/2006 to 12/31/2006........................... $12.06187 $15.96941 1,105

 Janus Aspen Large Cap Growth Portfolio - Service
   Shares
    1/7/2002* to 12/31/2002.......................... $ 0.79693 $ 0.56404     0
    1/1/2003 to 12/31/2003........................... $ 0.56404 $ 0.72968     0
    1/1/2004 to 12/31/2004........................... $ 0.72968 $ 0.74799     0
    1/1/2005 to 12/31/2005........................... $ 0.74799 $ 0.76537     0
    1/1/2006 to 12/31/2006........................... $ 0.76537 $ 0.83670     0
--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                   BASE DEATH BENEFIT, LIFETIME FIVE (2.00)

                                                                    NUMBER OF
                                                                   ACCUMULATION
                                       ACCUMULATION                   UNITS
                                       UNIT VALUE AT ACCUMULATION  OUTSTANDING
                                       BEGINNING OF  UNIT VALUE AT  AT END OF
                                          PERIOD     END OF PERIOD    PERIOD
                                       ------------- ------------- ------------
Jennison Portfolio
3/14/2005* to 12/31/2005..............   $10.06177     $11.78772        0
1/1/2006 to 12/31/2006................   $11.78772     $11.76376        0

Prudential Equity Portfolio
3/14/2005* to 12/31/2005..............   $10.04815     $11.07519        0
1/1/2006 to 12/31/2006................   $11.07519     $12.22350        0

Prudential Global Portfolio
3/14/2005* to 12/31/2005..............   $ 9.98632     $11.31248        0
1/1/2006 to 12/31/2006................   $11.31248     $13.27058        0

Prudential Money Market Portfolio
3/14/2005* to 12/31/2005..............   $10.00024     $10.08772        0
1/1/2006 to 12/31/2006................   $10.08772     $10.36025        0

Prudential Stock Index Portfolio
3/14/2005* to 12/31/2005..............   $10.05629     $10.35788        0
1/1/2006 to 12/31/2006................   $10.35788     $11.73400        0

Prudential Value Portfolio
3/14/2005* to 12/31/2005..............   $10.03765     $11.23352        0
1/1/2006 to 12/31/2006................   $11.23352     $13.20981        0

SP Aggressive Growth Asset Allocation
  Portfolio
3/14/2005* to 12/31/2005..............   $10.03204     $10.95894        0
1/1/2006 to 12/31/2006................   $10.95894     $12.27809        0

SP AIM Aggressive Growth Portfolio
3/14/2005* to 4/29/2005...............   $10.06899     $ 9.48565        0

SP AIM Core Equity Portfolio
3/14/2005* to 12/31/2005..............   $10.02533     $10.21401        0
1/1/2006 to 12/31/2006................   $10.21401     $11.62155        0

SP T. Rowe Price Large-Cap Growth
  Portfolio
3/14/2005* to 12/31/2005..............   $10.03032     $12.10593        0
1/1/2006 to 12/31/2006................   $12.10593     $12.57084        0

SP Balanced Asset Allocation Portfolio
3/14/2005* to 12/31/2005............................ $10.01729 $10.65024 47,884
1/1/2006 to 12/31/2006.............................. $10.65024 $11.55811 47,052

SP Conservative Asset Allocation Portfolio
3/14/2005* to 12/31/2005............................ $10.00734 $10.47908      0
1/1/2006 to 12/31/2006.............................. $10.47908 $11.16484      0

SP Davis Value Portfolio
3/14/2005* to 12/31/2005............................ $10.02525 $10.60473      0
1/1/2006 to 12/31/2006.............................. $10.60473 $11.95928      0

SP Small-Cap Value Portfolio
3/14/2005* to 12/31/2005............................ $10.05747 $10.48505      0
1/1/2006 to 12/31/2006.............................. $10.48505 $11.78115      0

SP Growth Asset Allocation Portfolio
3/14/2005* to 12/31/2005............................ $10.02917 $10.81701 16,918
1/1/2006 to 12/31/2006.............................. $10.81701 $11.97192 16,724

SP Large Cap Value Portfolio
3/14/2005* to 12/31/2005............................ $10.07596 $10.45971      0
1/1/2006 to 12/31/2006.............................. $10.45971 $12.14956      0

SP International Value Portfolio
  (formerly, SP LSV International Value Portfolio)
3/14/2005* to 12/31/2005............................ $ 9.91235 $10.64312      0
1/1/2006 to 12/31/2006.............................. $10.64312 $13.47116      0

SP MFS Capital Opportunities Portfolio
3/14/2005* to 4/29/2005............................. $10.05618 $ 9.60596      0

SP Mid Cap Growth Portfolio
3/14/2005* to 12/31/2005............................ $10.02845 $10.67070      0
1/1/2006 to 12/31/2006.............................. $10.67070 $10.25869      0

SP PIMCO High Yield Portfolio
3/14/2005* to 12/31/2005............................ $ 9.98911 $10.11520      0
1/1/2006 to 12/31/2006.............................. $10.11520 $10.86034      0

SP PIMCO Total Return Portfolio
3/14/2005* to 12/31/2005............................ $ 9.99837 $10.14640      0
1/1/2006 to 12/31/2006.............................. $10.14640 $10.31390      0


SP Prudential U.S. Emerging Growth Portfolio
3/14/2005* to 12/31/2005............................. $10.03597 $11.72183       0
1/1/2006 to 12/31/2006............................... $11.72183 $12.59428       0

SP Small-Cap Growth Portfolio
3/14/2005* to 12/31/2005............................. $10.03058 $10.49152       0
1/1/2006 to 12/31/2006............................... $10.49152 $11.56036       0

SP Strategic Partners Focused Growth Portfolio
3/14/2005* to 12/31/2005............................. $10.07379 $11.96474       0
1/1/2006 to 12/31/2006............................... $11.96474 $11.65317       0

SP Technology Portfolio
3/14/2005* to 4/29/2005.............................. $10.04332 $ 9.59243       0

SP International Growth Portfolio
  (formerly, SP William Blair International Growth)
3/14/2005* to 12/31/2005............................. $ 9.92653 $11.27341       0
1/1/2006 to 12/31/2006............................... $11.27341 $13.37927       0

AST Advanced Strategies Portfolio
3/20/2006* to 12/31/2006............................. $ 9.99837 $10.63315 261,327

AST Aggressive Asset Allocation Portfolio
12/5/2005* to 12/31/2005............................. $ 9.99837 $ 9.99478       0
1/1/2006 to 12/31/2006............................... $ 9.99478 $11.33625       0

AST Alger All-Cap Growth Portfolio
3/14/2005* to 12/02/2005............................. $10.09289 $11.68298       0

AST AllianceBernstein Core Value Portfolio
3/14/2005* to 12/31/2005............................. $10.07921 $10.28329       0
1/1/2006 to 12/31/2006............................... $10.28329 $12.23446       0

AST AllianceBernstein Growth & Income Portfolio
3/14/2005* to 12/31/2005............................. $10.05432 $10.23808       0
1/1/2006 to 12/31/2006............................... $10.23808 $11.77136       0

AST AllianceBernstein Growth + Value Portfolio
3/14/2005* to 12/02/2005............................. $10.04960 $11.29641       0

AST AllianceBernstein Managed Index 500 Portfolio
3/14/2005* to 12/31/2005............................. $10.04939 $10.37238       0
1/1/2006 to 12/31/2006............................... $10.37238 $11.45078       0

 AST American Century Income & Growth Portfolio
 3/14/2005* to 12/31/2005.......................... $10.06609 $10.30508       0
 1/1/2006 to 12/31/2006............................ $10.30508 $11.80673       0

 AST American Century Strategic Balanced Portfolio
 3/14/2005* to 12/31/2005.......................... $10.04154 $10.28803       0
 1/1/2006 to 12/31/2006............................ $10.28803 $11.06202       0

 AST Balanced Asset Allocation Portfolio
 12/5/2005* to 12/31/2005.......................... $ 9.99837 $10.01475     999
 1/1/2006 to 12/31/2006............................ $10.01475 $10.97421 145,431

 AST Capital Growth Asset Allocation Portfolio
 12/5/2005* to 12/31/2005.......................... $ 9.99837 $10.00476       0
 1/1/2006 to 12/31/2006............................ $10.00476 $11.15035 128,777

 AST Cohen & Steers Realty Portfolio
 3/14/2005* to 12/31/2005.......................... $10.14661 $11.98449       0
 1/1/2006 to 12/31/2006............................ $11.98449 $16.06675       0

 AST Conservative Asset Allocation Portfolio
 12/5/2005* to 12/31/2005.......................... $ 9.99837 $10.02475  12,820
 1/1/2006 to 12/31/2006............................ $10.02475 $10.86648  43,012

 AST DeAM Large-Cap Value Portfolio
 3/14/2005* to 12/31/2005.......................... $10.08443 $10.68583       0
 1/1/2006 to 12/31/2006............................ $10.68583 $12.75305       0

 AST DeAM Small-Cap Growth Portfolio
 3/14/2005* to 12/31/2005.......................... $10.01084 $10.28365       0

 1/1/2006 to 12/31/2006............................ $10.28365 $10.86446       0
 AST DeAM Small-Cap Value Portfolio
 3/14/2005* to 12/31/2005.......................... $10.04521 $ 9.98999       0
 1/1/2006 to 12/31/2006............................ $ 9.98999 $11.74897       0

 AST Federated Aggressive Growth Portfolio
 3/14/2005* to 12/31/2005.......................... $ 9.99837 $10.92849       0
 1/1/2006 to 12/31/2006............................ $10.92849 $12.09814       0

 AST First Trust Capital Appreciation Target
   Portfolio
 3/20/2006* to 12/31/2006.......................... $ 9.99837 $10.45581 171,825

 AST First Trust Balanced Target Portfolio
 3/20/2006* to 12/31/2006.......................... $ 9.99837 $10.55436 156,541


  AST UBS Dynamic Alpha Portfolio
    (formerly, AST Global Allocation Portfolio)
  3/14/2005* to 12/31/2005........................... $10.01493 $10.59416 0
  1/1/2006 to 12/31/2006............................. $10.59416 $11.54409 0

  AST Goldman Sachs Concentrated Growth Portfolio
  3/14/2005* to 12/31/2005........................... $10.03254 $10.72971 0
  1/1/2006 to 12/31/2006............................. $10.72971 $11.57079 0

  AST High Yield Portfolio
  3/14/2005* to 12/31/2005........................... $ 9.97632 $ 9.83138 0
  1/1/2006 to 12/31/2006............................. $ 9.83138 $10.63693 0

  AST Goldman Sachs Mid-Cap Growth Portfolio
  3/14/2005* to 12/31/2005........................... $ 9.99837 $10.54976 0
  1/1/2006 to 12/31/2006............................. $10.54976 $10.99262 0

  AST JP Morgan International Equity Portfolio
  3/14/2005* to 12/31/2005........................... $ 9.91340 $10.62393 0
  1/1/2006 to 12/31/2006............................. $10.62393 $12.79052 0

  AST Large-Cap Value Portfolio
  3/14/2005* to 12/31/2005........................... $10.07678 $10.52787 0
  1/1/2006 to 12/31/2006............................. $10.52787 $12.22726 0

  AST Lord Abbett Bond Debenture Portfolio
  3/14/2005* to 12/31/2005........................... $ 9.99837 $ 9.92247 0
  1/1/2006 to 12/31/2006............................. $ 9.92247 $10.68176 0

  AST Marsico Capital Growth Portfolio
  3/14/2005* to 12/31/2005........................... $10.12576 $10.87333 0
  1/1/2006 to 12/31/2006............................. $10.87333 $11.43214 0

  AST MFS Global Equity Portfolio
  3/14/2005* to 12/31/2005........................... $ 9.96577 $10.44900 0
  1/1/2006 to 12/31/2006............................. $10.44900 $12.73424 0

  AST MFS Growth Portfolio
  3/14/2005* to 12/31/2005........................... $10.03644 $10.72987 0
  1/1/2006 to 12/31/2006............................. $10.72987 $11.53646 0

  AST Mid Cap Value Portfolio
  3/14/2005* to 12/31/2005........................... $10.06454 $10.32446 0
  1/1/2006 to 12/31/2006............................. $10.32446 $11.56440 0

AST Neuberger Berman Mid-Cap Growth Portfolio
3/14/2005* to 12/31/2005............................ $10.05527 $11.30484      0
1/1/2006 to 12/31/2006.............................. $11.30484 $12.64173      0

AST Neuberger Berman Mid-Cap Value Portfolio
3/14/2005* to 12/31/2005............................ $10.02148 $10.85515      0
1/1/2006 to 12/31/2006.............................. $10.85515 $11.78698      0

AST PIMCO Limited Maturity Bond Portfolio
3/14/2005* to 12/31/2005............................ $ 9.99837 $10.02962      0
1/1/2006 to 12/31/2006.............................. $10.02962 $10.20929      0

AST Preservation Asset Allocation Portfolio
12/5/2005* to 12/31/2005............................ $ 9.99837 $10.03474      0
1/1/2006 to 12/31/2006.............................. $10.03474 $10.62171 10,571

AST Small-Cap Value Portfolio
3/14/2005* to 12/31/2005............................ $10.04818 $10.61759      0
1/1/2006 to 12/31/2006.............................. $10.61759 $12.49653      0

AST T. Rowe Price Asset Allocation Portfolio
3/14/2005* to 12/31/2005............................ $10.02819 $10.32700      0
1/1/2006 to 12/31/2006.............................. $10.32700 $11.38999      0

AST T. Rowe Price Global Bond Portfolio
3/14/2005* to 12/31/2005............................ $ 9.94891 $ 9.42345      0
1/1/2006 to 12/31/2006.............................. $ 9.42345 $ 9.81863      0

AST T. Rowe Price Natural Resources Portfolio
3/14/2005* to 12/31/2005............................ $10.00237 $11.70665      0
1/1/2006 to 12/31/2006.............................. $11.70665 $13.29851      0

Gartmore GVIT Developing Markets Fund
3/14/2005* to 12/31/2005............................ $ 9.88054 $12.02867      0
3/14/2005* to 12/31/2005............................ $12.02867 $15.87099      0

Janus Aspen Large Cap Growth Portfolio - Service
  Shares
3/14/2005* to 12/31/2005............................ $10.04431 $10.36746      0
1/1/2006 to 12/31/2006.............................. $10.36746 $11.29630      0

--------
* As applicable, date that portfolio was first offered in the product and/or this charge combination first appeared.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2006 and 2005

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

Financial Statements                                                                               Page No.
--------------------                                                                               --------

   Report of Independent Registered Public Accounting Firm........................................   F-2

   Financial Statements:

   Statements of Financial Position - December 31, 2006 and 2005..................................   F-3

   Statements of Operations and Comprehensive Income Years Ended December 31, 2006, 2005 and 2004.   F-4

   Statements of Stockholder's Equity Years Ended December 31, 2006, 2005 and 2004................   F-5

   Statements of Cash Flows Years Ended December 31, 2006, 2005 and 2004..........................   F-6

   Notes to Financial Statements..................................................................   F-7

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2006 and December 31, 2005 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004.

PricewaterhouseCoopers LLP (signed)
New York, New York
March 23, 2007

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of December 31, 2006 and December 31, 2005 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                                          2006       2005
                                                                                                       ---------- ----------
ASSETS
Fixed maturities available for sale, at fair value (amortized cost, 2006 - $912,692 ; 2005 - $990,717) $  920,925 $  991,575
Policy loans..........................................................................................    160,614    155,705
Short-term investments................................................................................     11,259     23,501
Commercial loans......................................................................................     48,979     20,353
Other long-term investments...........................................................................      9,446      7,087
                                                                                                       ---------- ----------
   Total investments..................................................................................  1,151,223  1,198,221
Cash and cash equivalents.............................................................................     59,543    116,040
Deferred policy acquisition costs.....................................................................    255,849    225,572
Accrued investment income.............................................................................     13,599     16,585
Reinsurance recoverables..............................................................................    135,010     92,277
Receivables from parent and affiliates................................................................     19,437     11,898
Deferred sales inducements............................................................................     19,013     13,616
Other assets..........................................................................................      8,618      2,669
Separate account assets...............................................................................  2,619,586  2,287,786
                                                                                                       ---------- ----------
TOTAL ASSETS                                                                                            4,281,878  3,964,664
                                                                                                       ========== ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances.......................................................................    836,980    841,822
Future policy benefits and other policyholder liabilities.............................................    250,053    203,422
Cash collateral for loaned securities.................................................................     28,212     86,530
Securities sold under agreement to repurchase.........................................................      4,005      1,708
Income taxes payable..................................................................................     87,478     73,050
Short term debt from affiliates.......................................................................     25,348     52,994
Payables to parent and affiliates.....................................................................      2,377      2,865
Other liabilities.....................................................................................     40,601     69,379
Separate account liabilities..........................................................................  2,619,586  2,287,786
                                                                                                       ---------- ----------
Total liabilities                                                                                       3,894,640  3,619,556
                                                                                                       ---------- ----------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($5 par value; 400,000 shares, authorized; issued and outstanding;)                           2,000      2,000
Additional Paid-in capital............................................................................    168,689    168,689
Retained earnings.....................................................................................    212,518    173,584
Accumulated other comprehensive income................................................................      4,031        835
                                                                                                       ---------- ----------
Total stockholder's equity                                                                                387,238    345,108
                                                                                                       ---------- ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                             $4,281,878 $3,964,664
                                                                                                       ========== ==========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income
Years Ended December 31, 2006, 2005 and 2004 (in thousands)
--------------------------------------------------------------------------------

                                                                                        2006      2005      2004
                                                                                      --------  --------  --------
REVENUES
Premiums............................................................................. $  8,947  $  8,356  $ 29,335
Policy charges and fee income........................................................   59,650    60,400    75,340
Net investment income................................................................   65,628    60,197    52,499
Realized investment (losses)/ gains, net.............................................  (13,900)     (329)    1,885
Asset management fees................................................................    6,086     7,018     4,976
Other income.........................................................................    3,079     2,148     1,947
                                                                                      --------  --------  --------
Total revenues.......................................................................  129,490   137,790   165,982
                                                                                      --------  --------  --------
BENEFITS AND EXPENSES
Policyholders' benefits..............................................................   16,900    15,009    39,949
Interest credited to policyholders' account balances.................................   30,394    29,819    29,324
General, administrative and other expenses...........................................   31,785    40,145    60,742
                                                                                      --------  --------  --------
Total benefits and expenses..........................................................   79,079    84,973   130,015
                                                                                      --------  --------  --------
Income from operations before income taxes and cumulative effect of accounting change   50,411    52,817    35,967
                                                                                      --------  --------  --------
Income taxes:
   Current...........................................................................     (596)    6,441    14,584
   Deferred..........................................................................   12,073     7,151    (4,216)
                                                                                      --------  --------  --------
Total income tax expense.............................................................   11,477    13,592    10,368
                                                                                      --------  --------  --------
Income from Operations Before Cumulative Effect of Accounting Change.................   38,934    39,225    25,599
Cumulative effect of accounting change, net of taxes.................................       --        --      (184)
                                                                                      --------  --------  --------
NET INCOME...........................................................................   38,934    39,225    25,415
                                                                                      --------  --------  --------
Change in net unrealized investment gains/(loss), net of taxes.......................    3,196   (12,411)     (479)
Cumulative effect of accounting change, net of taxes.................................       --        --       547
                                                                                      --------  --------  --------
Accumulated other comprehensive income gain/(loss), net of taxes.....................    3,196   (12,411)       68
                                                                                      --------  --------  --------
COMPREHENSIVE INCOME................................................................. $ 42,130  $ 26,814  $ 25,483
                                                                                      ========  ========  ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Stockholder's Equity
Periods Ended December 31, 2006, 2005 and 2004 (in thousands)

                                                                     Accumulated Other Comprehensive Income (Loss)
                                                                     --------------------------------------------
                                                                                                       Total
                                                                       Foreign          Net         Accumulated
                                    Additional                        Currency       Unrealized        Other           Total
                             Common  Paid-in     Deferred   Retained Translation     Investment    Comprehensive   Stockholder's
                             Stock   Capital   Compensation Earnings Adjustments    Gains (Loss)   Income (Loss)      Equity
                             ------ ---------- ------------ -------- -----------    ------------   -------------   -------------
Balance, January 1, 2004     $2,000  $168,742     $(108)    $108,943     $--          $ 13,178       $ 13,178        $292,755
Net income..................     --        --        --       25,415      --                --             --          25,415
Stock-based compensation
programs....................     --        68       (44)          --      --                --             --              24
Cumulative effect of
accounting change, net of
taxes.......................     --        --        --           --      --               547            547             547
Change in net unrealized
investment gains (losses),
net of taxes................     --        --        --           --      --              (479)          (479)           (479)
                             ------  --------     -----     --------     ---          --------       --------        --------
Balance, December 31,
2004                          2,000   168,810      (152)     134,358      --            13,246         13,246         318,262
Net income..................     --        --        --       39,226      --                --             --          39,226
Stock-based compensation
programs....................     --      (121)      152           --      --                --             --              31
Cumulative effect of
accounting change, net of
taxes.......................     --        --        --           --      --                --             --              --
Change in net unrealized
investment gains (losses),
net of taxes................     --        --        --           --      --           (12,411)       (12,411)        (12,411)
                             ------  --------     -----     --------     ---          --------       --------        --------
Balance, December 31,
2005                          2,000   168,689        --      173,584      --               835            835         345,108
Net income..................     --        --        --       38,934      --                --             --          38,934
Stock-based compensation
programs....................     --        --        --           --      --                --             --              --
Cumulative effect of
accounting change, net of
taxes.......................     --        --        --           --      --                --             --              --
Change in foreign currency
translation adjustments, net
of taxes....................     --        --        --           --      29                --             29              29
Change in net unrealized
investment gains (losses),
net of taxes................     --        --        --           --      --             3,167          3,167           3,167
                             ------  --------     -----     --------     ---          --------       --------        --------
Balance, December 31, 2006   $2,000  $168,689        --     $212,518     $29          $  4,002       $  4,031        $387,238
                             ======  ========     =====     ========     ===          ========       ========        ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2006, 2005 and 2004 (in thousands)
--------------------------------------------------------------------------------

                                                                                                  2006        2005       2004
                                                                                               ----------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income................................................................................. $   38,934  $  39,225  $  25,415
   Adjustments to reconcile net income to net cash (used in) provided by operating activities:..............................................................................
       Policy charges and fee income..........................................................    (12,012)   (11,739)   (16,862)
       Interest credited to policyholders' account balances...................................     30,394     29,819     29,324
       Realized investment losses (gains), net................................................     13,900        329     (1,885)
       Amortization and other non-cash items..................................................        874      3,937      8,743
       Cumulative effect of accounting change.................................................         --         --        184
       Change in:.............................................................................
          Future policy benefits and other insurance liabilities..............................     46,631     33,677     30,691
          Reinsurance recoverable.............................................................    (42,733)   (24,866)   (49,561)
          Accrued investment income...........................................................      2,986     (1,540)      (784)
          Receivables from parent and affiliates..............................................      2,459      5,254         21
          Payable to parent and affiliates....................................................       (487)     2,331        431
          Deferred policy acquisition costs...................................................    (33,979)   (30,393)     1,773
          Income taxes payable................................................................     12,707      2,855     25,877
          Deferred sales inducements..........................................................     (5,395)    (2,501)    (3,245)
          Other, net..........................................................................      6,950     (9,237)     3,958
                                                                                               ----------  ---------  ---------
Cash Flows From Operating Activities..........................................................     61,229     37,151     54,080
                                                                                               ----------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity/prepayment of:.............................................
       Fixed maturities available for sale....................................................  1,038,341    777,293    449,427
       Policy loans...........................................................................     17,070     17,487     19,023
       Commercial loans.......................................................................        633         89         --
   Payments for the purchase of:..............................................................
       Fixed maturities available for sale....................................................   (981,995)  (901,755)  (550,489)
       Policy loans...........................................................................    (15,012)   (13,004)   (10,994)
       Commercial loans.......................................................................    (29,360)   (20,442)        --
   Notes from parent and affiliates, net......................................................     (9,927)        --         --
   Other long-term investments, net...........................................................     (1,786)      (852)       (86)
   Short term investments, net................................................................     12,258     18,005      5,712
                                                                                               ----------  ---------  ---------
Cash Flows From (Used In) Investing Activities................................................     30,222   (123,179)   (87,407)
                                                                                               ----------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account deposits............................................................    237,496    179,705    222,751
   Policyholders' account withdrawals.........................................................   (259,645)  (175,324)  (159,664)
   Net change in securities sold under agreement to repurchase and cash collateral for loaned
     securities, net..........................................................................    (56,022)   (11,043)     5,943
   Net change in financing arrangements (maturities 90 days or less)..........................    (69,777)   100,613       (133)
                                                                                               ----------  ---------  ---------
Cash Flows (Used In) From Financing Activities................................................   (147,948)    93,951     68,897
                                                                                               ----------  ---------  ---------
   Net (decrease) increase in cash and cash equivalents.......................................    (56,497)     7,923     35,570
   Cash and cash equivalents, beginning of year...............................................    116,040    108,117     72,547
                                                                                               ----------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR........................................................ $   59,543  $ 116,040  $ 108,117
                                                                                               ==========  =========  =========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes (received) paid............................................................... $   (1,230) $  10,737  $ (15,510)
                                                                                               ----------  ---------  ---------
   Interest paid (received)................................................................... $    1,077  $   1,017  $      --
                                                                                               ----------  ---------  ---------

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------



1. BUSINESS

Pruco Life Insurance Company of New Jersey, or "the Company," is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell interest-sensitive individual life insurance, variable life insurance, term insurance, variable annuities, and fixed annuities contracts only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company, or "Pruco Life", a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance", an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001, ("the date of demutualization"), Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial."

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products and individual annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "GAAP". The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described (in Note 13 to the Financial Statements). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Commercial loans are carried at unpaid principal balances, net of an allowance for losses. The allowance for losses includes a portfolio reserve for probable incurred but not specifically identified losses. This reserve considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains (losses), net." Interest income and prepayment fees are included in "Net investment income."

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized by cash, U.S. government and government agency securities. Securities loaned are collateralized principally by cash and U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalent.

Deferred Policy Acquisition Costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire sales-based transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (the periods range from 25 to 99 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized DAC is reflected in "General, administrative and other expenses" in the period such estimated gross profits are revised. DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income.

DAC related to term insurance is amortized over the expected life of the contracts in proportion to premium income.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense an estimate of the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. The Company expects to adopt Statement of Position ("SOP") 05-1 "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" on
January 1, 2007. See "New Accounting Pronouncements."

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Separate account assets and liabilities
Separate account assets and liabilities are reported at fair value and represent segregated funds that are invested for certain policyholders, and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 8 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Defered Sales inducements
The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized on the statement of financial position in other assets. They are amortized using the same methodology and assumptions used to amortized deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2006 and 2005, deferred sales inducement costs were $19 million and $14 million, respectively.

Other assets and other liabilities
Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits
The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

Unpaid Claims
Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date and is an estimate of the amount of loss will ultimately incur on reported claims. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates, and estimates of the amounts of loss we will ultimately incur on reported claims net of reinsurance, are based in part on our historical experience, and are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference, net of reinsurance will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingent Liabilities
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Insurance Revenue and Expense Recognition

Premiums from term life insurance policies are recognized when due and a liability for future policy benefits is recorded when premiums are recognized using the net level premium method. Benefits are recorded as an expense when they are incurred. Amounts received as payment for variable and universal life and deferred annuities are reported as deposits to "Policyholders' account balances", and variable life and annuity premiums are reported as deposits to separate account liabilities. Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances and separate account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset Management Fees

The Company receives in accordance with a servicing agreement with Prudential Investments LLC, asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"). The PSF are a portfolio of mutual fund investments related to the Company's separate account products (see
Note 13 to the Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company, and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Statement of Financial Position except for embedded derivatives, which are recorded in the Statement of Financial Position with the associated host contract. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in the operating or investing activities section in the Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. During the years ended December 31, 2006, 2005 and 2004 none of the Company's derivatives qualify for hedge accounting treatment.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company is a member of the consolidated federal income tax return of Prudential Financial and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," including an amendment of FASB Statement No. 115. This statement provides companies with an option to report selected financial assets and liabilities at fair value. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently assessing the impact of SFAS No. 159 on its financial position and results of operations.

In September 2006, the Staff of the SEC issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The interpretations in this SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. This SAB should be applied beginning with the first fiscal year ending after November 15, 2006, with early adoption encouraged. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of SAB No. 108 had no effect to the financial position and result of operations of the Company.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company is currently assessing the impact of SFAS No. 157 on the Company's consolidated financial position and results of operations.

In July 2006, the FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This Interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. The Company expects to adopt FIN No. 48 on January 1, 2007. The Company's adoption of this guidance will not have a material effect on the Company's consolidated financial position and results of operations.

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments." This statement provides an election, on an instrument by instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. This statement also removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. The new requirement to identify embedded derivatives in beneficial interest will be applied on a prospective basis only to beneficial interest acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company plans to adopt this guidance effective January 1, 2007. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


In November 2005, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's consolidated results of operations.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007, and it will not have a material effect on the Company's consolidated results of operations.

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $0.2 million, net of $0.1 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended
December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Accumulated other comprehensive income, net of taxes" of $0.5 million, net of $0.3 million of taxes, for the year ended December 31, 2005. Upon adoption of SOP 03-1, approximately $40 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $40 million in "Separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change its accounting for unearned revenue liabilities and, therefore, had no impact on the Company's financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's financial position or results of operations.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                   2006
                                                ------------------------------------------
                                                            Gross      Gross
                                                Amortized Unrealized Unrealized
                                                  Cost      Gains      Losses   Fair Value
                                                --------- ---------- ---------- ----------
                                                             (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and obligations of.
   U.S. Government corporations and agencies... $ 10,857   $    94     $   54    $ 10,897
   Foreign government bonds....................    9,657       820         --      10,477
   Corporate securities........................  763,158    11,091      4,903     769,346
   Mortgage-backed securities..................  129,020     1,296        111     130,205
                                                --------   -------     ------    --------
Total fixed maturities, available for sale..... $912,692   $13,301     $5,068    $920,925
                                                ========   =======     ======    ========

                                                                   2005
                                                ------------------------------------------
                                                            Gross      Gross
                                                Amortized Unrealized Unrealized
                                                  Cost      Gains      Losses   Fair Value
                                                --------- ---------- ---------- ----------
                                                              (in thousands)
Fixed maturities, available for sale
   U.S. Treasury securities and obligations of.
   U.S. Government corporations and agencies... $ 14,767   $   158    $    45    $ 14,880
   Foreign government bonds....................    9,776       544         --      10,320
   Corporate securities........................  845,983    11,868     10,068     847,783
   Mortgage-backed securities..................  120,191        87      1,686     118,592
                                                --------   -------    -------    --------
Total fixed maturities, available for sale..... $990,717   $12,657    $11,799    $991,575
                                                ========   =======    =======    ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2006, is shown below:

                                                  Available for Sale
                                                  ------------------
                                                  Amortized  Fair
                                                    Cost     Value
                                                  --------- --------
                                                    (in thousands)
           Due in one year or less............... $ 30,500  $ 30,526
           Due after one year through five years.  288,978   291,969
           Due after five years through ten years  261,837   263,251
           Due after ten years...................  202,357   204,974
           Mortgage-backed securities............  129,020   130,205
                                                  --------  --------
           Total................................. $912,692  $920,925
                                                  ========  ========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2006, 2005, and 2004 were $949 million, $649 million, and $394 million, respectively. Gross gains of $1 million, $4 million, and $6 million, and gross losses of $15 million, $5 million, and $4 million were realized on those sales during 2006, 2005, and 2004, respectively. Proceeds from maturities of fixed maturities available for sale during 2006, 2005, and 2004 were $96 million, and $128 million, and $56 million, respectively.

The writedowns for impairments that were deemed to be other than temporary for fixed maturities for the years 2006, 2005 and 2004 are less than $1 million respectively.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                              2006     2005     2004
                                            -------  -------  -------
                                                  (in thousands)
Fixed maturities, available for sale....... $55,625  $52,085  $44,375
Policy loans...............................   8,632    8,523    8,443
Commercial loans...........................   1,789      415       --
Short-term investments and cash equivalents   4,082    3,660    1,733
Other......................................     599      625      272
                                            -------  -------  -------
Gross investment income....................  70,727   65,308   54,823
   Less: investment expenses...............  (5,099)  (5,111)  (2,324)
                                            -------  -------  -------
Net investment income...................... $65,628  $60,197  $52,499
                                            =======  =======  =======

Realized investment (losses)/ gains, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                       2006     2005   2004
                                     --------  -----  ------
                                          (in thousands)
Fixed maturities, available for sale $(14,374) $(316) $2,024
Derivatives and other...............      474    (13)   (139)
                                     --------  -----  ------
Realized investment losses, net..... $(13,900) $(329) $1,885
                                     ========  =====  ======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Commercial Loans

The Company's commercial loans are comprised as follows as at December 31:

                                              2006                  2005
                                      --------------------  --------------------
                                          Amount     % of       Amount     % of
                                      (in thousands) Total  (in thousands) Total
                                      -------------- -----  -------------- -----
Collateralized loans by property type
Apartment complexes..................    $12,315      25.1%    $ 9,671      47.5%
Agricultural properties..............      8,084      16.5%      5,200      25.5%
Industrial buildings.................      7,348      15.0%      4,490      22.1%
Retail stores........................      8,940      18.2%         --       -- %
Office buildings.....................      5,363      10.9%        992       4.9%
Other................................      7,031      14.3%         --       -- %
                                         -------     -----     -------     -----
Total collateralized loans...........     49,081     100.0%     20,353     100.0%
                                                     =====                 =====
Valuation allowance..................       (102)                   --
                                         -------               -------
Total net collateralized loans.......     48,979                20,353
                                         -------               -------
Total commercial loans...............    $48,979               $20,353
                                         =======               =======

The commercial loans are geographically dispersed throughout the United States with the largest concentrations in New Jersey (16%) and Minnesota (14%) at December 31, 2006.

Activity in the allowance for losses for all commercial loans, for the years ended December 31, is as follows:

                                                 2006      2005      2004
                                                 ---- -------------- ----
                                                      (in thousands)
      Allowance for losses, beginning of year... $ --      $--       $--
      Addition (release) of allowance for losses  102       --        --
      Charge-offs, net of recoveries............   --       --        --
      Change in foreign exchange................   --       --        --
                                                 ----      ---       ---
      Allowance for losses, end of year......... $102      $--       $--
                                                 ====      ===       ===

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include adjustments to exclude from "Accumulated other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Accumulated other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                             Accumulated other
                                                                                                               Comprehensive
                                                                                                               Income (Loss)
                                                                       Deferred                   Deferred    Related to Net
                                                       Net Unrealized   policy    Policyholders' Income Tax     Unrealized
                                                       Gains (Losses) Acquisition    Account     (Liability)    Investment
                                                       on Investments    Costs       Balances      Benefit    Gains (Losses)
                                                       -------------- ----------- -------------- ----------- -----------------
                                                                                   (in thousands)
Balance, January 1, 2004                                  $ 36,318     $(19,924)     $ 4,196       $(7,412)      $ 13,178
   Net investment gains (losses) on investments
     arising during the period........................      (4,798)          --           --         2,043         (2,755)
   Reclassification adjustment for gains (losses)
     included in net income...........................      (2,024)          --           --           708         (1,316)
   Impact of net unrealized investment Gains (losses)
     on deferred policy acquisition costs.............          --        8,075           --        (3,026)         5,049
   Impact of net unrealized investment gains (losses)
     on policyholders' account balances...............          --           --       (1,465)          555           (910)
                                                          --------     --------      -------       -------       --------
Balance, December 31, 2004                                  29,496      (11,849)       2,731        (7,132)        13,246
   Net investment gains (losses) on investments
     arising during the period........................     (28,357)          --           --         9,926        (18,431)
   Reclassification adjustment for gains (losses)
     included in net income...........................         314           --           --          (111)           203
   Impact of net unrealized investment gains (losses)
     on deferred policy acquisition costs.............          --       11,961           --        (4,186)         7,775
   Impact of net unrealized investment gains (losses)
     on policyholders' account balances...............          --           --       (3,012)        1,054         (1,958)
                                                          --------     --------      -------       -------       --------
Balance, December 31, 2005                                   1,453          112         (281)         (449)           835
   Net investment gains (losses) on investments
     arising during the period........................      21,752           --           --        (7,613)        14,139
   Reclassification adjustment for gains (losses)
     included in net income...........................     (14,373)          --           --         5,031         (9,342)
   Impact of net unrealized investment gains (losses)
     on deferred policy acquisition costs.............          --       (3,701)          --         1,295         (2,406)
   Impact of net unrealized investment gains (losses)
     on policyholders' account balances...............          --           --        1,194          (418)           776
                                                          --------     --------      -------       -------       --------
Balance, December 31, 2006                                $  8,832     $ (3,589)     $   913       $(2,154)      $  4,002
                                                          ========     ========      =======       =======       ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The table below presents net unrealized gains on investments by asset class at December 31,

                                              2006   2005   2004
                                             ------ ------ -------
                                                (in thousands)
             Fixed maturities............... $8,233 $  857 $29,021
             Other long-term investments....    599    596     475
                                             ------ ------ -------
             Unrealized gains on investments $8,832 $1,453 $29,496
                                             ====== ====== =======

Included in other long-term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2006 and 2005 respectively:

                                                             Less than twelve    Twelve months or
                                                                  months               more                Total
                                                            ------------------- ------------------- -------------------
                                                             Fair    Unrealized  Fair    Unrealized  Fair    Unrealized
                                                             Value     Losses    Value     Losses    Value     Losses
                                                            -------- ---------- -------- ---------- -------- ----------
                                                                                  (in thousands)
Fixed maturities, available for sale: 2006
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies................................ $    455  $    10   $  2,316   $   44   $  2,771  $    54
Corporate securities.......................................   91,728      855    122,582    4,048    214,310    4,903
Mortgage-backed securities.................................    3,310       23      3,722       87      7,032      110
                                                            --------  -------   --------   ------   --------  -------
Total...................................................... $ 95,493  $   888   $128,620   $4,179   $224,113  $ 5,067
                                                            ========  =======   ========   ======   ========  =======
Fixed maturities, available for sale: 2005
U.S. Treasury securities and obligations of U.S. government
  corporations and agencies................................ $  7,678  $    22   $    899   $   23   $  8,577  $    45
Corporate securities.......................................  436,319    8,410     53,409    1,658    489,728   10,068
Mortgage-backed securities.................................  101,510    1,627      2,000       59    103,510    1,686
                                                            --------  -------   --------   ------   --------  -------
Total...................................................... $545,507  $10,059   $ 56,308   $1,740   $601,815  $11,799
                                                            ========  =======   ========   ======   ========  =======

As of December 31, 2006, gross unrealized losses on fixed maturities totaled approximately $5 million comprising 135 issuers. Of this amount, there was $1 million in the less than twelve months category comprising 56 issuers and $4 million in the greater than twelve months category comprising 79 issuers. There were no individual issuers with gross unrealized losses greater than $0.3 million. Investment grade securities was comprised of gross unrealized losses of $3.4 million and $2 million of gross unrealized losses of twelve months or more were concentrated in the finance, manufacturing, and service sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities is not warranted at December 31, 2006.

As of December 31, 2005, gross unrealized losses on fixed maturities totaled approximately $12 million comprising 232 issuers. Of this amount, there was $10 million in the less than twelve months category comprising 189 issuers and $2 million in the greater than twelve months category comprising 43 issuers. There were no individual issuers with gross unrealized losses greater than $0.51 million. $9 million of gross unrealized losses is comprised of investment grade securities. $1 million of gross unrealized losses of twelve months or more were concentrated in the finance, manufacturing, and service sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities is not warranted at December 31, 2005.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2006 and 2005, the carrying values of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position were $31 million and $86.3 million, respectively.

Fixed maturities of $0.5 million at December 31, 2006 and 2005 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                          2006      2005      2004
                                                        --------  --------  --------
                                                               (in thousands)
Balance, beginning of year............................. $225,572  $183,219  $176,529
Capitalization of commissions, sales and issue expenses   42,918    39,238    21,374
Amortization...........................................   (8,940)   (8,846)  (23,147)
Change in unrealized investment gains..................   (3,701)   11,961     8,463
                                                        --------  --------  --------
Balance, end of year................................... $255,849  $225,572  $183,219
                                                        ========  ========  ========

Deferred acquisition costs include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Arizona Reinsurance Captive Company, or "PARCC" discussed in Note 13 to the Financial Statements below.

Ceded capitalization was $16 million, $14 million and $37 million in 2006, 2005 and 2004 respectively. Amortization relating to this treaty included in the above table amounted to $4 million in both 2006 and 2005 and $3 million in 2004.

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31 are as follows:

                                                        2006     2005
                                                      -------- --------
                                                       (in thousands)
         Life insurance.............................. $242,936 $196,756
         Individual and group annuities..............    4,791    4,733
         Policy claims and other contract liabilities    2,326    1,933
                                                      -------- --------
         Total future policy benefits................ $250,053 $203,422
                                                      ======== ========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.50%.

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual and group annuities reserves range from 5.25% to 8.75%, with 10% of the reserves based on an interest rate in excess of 8%.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)


Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the present values range from 5.18% to 6.20%.

Policyholders' account balances at December 31 are as follows:

                                                                   2006     2005
                                                                 -------- --------
                                                                  (in thousands)
Interest-sensitive life contracts............................... $495,150 $456,366
Individual annuities............................................  264,892  308,146
Guaranteed investment contracts and guaranteed interest accounts   34,701   37,333
Dividend accumulations and other................................   42,237   39,977
                                                                 -------- --------
Total policyholders' account balances........................... $836,980 $841,822
                                                                 ======== ========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates for interest-sensitive life contracts range from 3.00% to 4.80%. Interest crediting rates for individual annuities range from 1.50% to 12.00%, with less than 1% of the policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed investment contracts and guaranteed interest accounts range from 3.00% to 6.30%. Interest crediting rates range from 3.00% to 3.86% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance with Prudential Insurance, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. Effective October 3, 2005, the Company entered into a new coinsurance agreement with Pruco Reinsurance Ltd. (Pruco Re) (see Note 13 to the Financial Statements) providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after October 3, 2005.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the years ended December 31 are below.

                                                     2006      2005      2004
                                                  ---------  --------  --------
                                                          (in thousands)
Direct premiums and policy charges and fee income $ 184,637  $162,830  $142,492
Reinsurance ceded................................  (116,040)  (94,074)  (37,817)
                                                  ---------  --------  --------
Premiums and policy charges and fee income....... $  68,597  $ 68,756  $104,675
                                                  =========  ========  ========
Policyholders' benefits ceded.................... $  51,306  $ 41,641  $ 20,028
                                                  =========  ========  ========

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Statements of Financial Position, at December 31, 2006 and 2005 were $135 million and $92 million, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6. Reinsurance (continued) INCOME TAXES


During 2004, the Company entered into reinsurance contracts with affiliates covering the entire domestic life in force. As a result, all reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further (in Note 13 to the Financial Statements), below.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                          2006          2005          2004
                                      ------------  ------------  ------------
                                                   (in thousands)
Life insurance face amount in force.. $ 63,399,375  $ 52,930,588  $ 42,903,082
Ceded................................  (56,034,023)  (46,406,195)  (37,708,317)
                                      ------------  ------------  ------------
Net amount of life insurance in force $  7,365,352  $  6,524,393  $  5,194,765
                                      ============  ============  ============

7. INCOME TAXES

The components of income tax expense (benefits) for the years ended December 31, are as follows:

                                             2006    2005     2004
                                           -------  ------- -------
                                                (in thousands)
            Current tax (benefit) expense:
               U.S........................ $  (596) $ 6,441 $14,639
               State and local............      --       --     (55)
                                           -------  ------- -------
               Total......................    (596)   6,441  14,584
                                           -------  ------- -------
            Deferred tax expense:
               U.S........................  12,073    7,151  (2,640)
               State and local............      --       --  (1,576)
                                           -------  ------- -------
               Total......................  12,073    7,151  (4,216)
                                           -------  ------- -------
            Total income tax expense...... $11,477  $13,592 $10,368
                                           =======  ======= =======

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                      2006     2005     2004
                                                    -------  -------  -------
                                                          (in thousands)
 Expected federal income tax expense............... $17,644  $18,486  $12,589
 IRS settlement for examination period 1997 to 2001      --   (2,769)      --
 State and local income taxes......................      --       --   (1,060)
 Non taxable investment income.....................  (6,206)  (2,979)  (1,240)
 Other.............................................      39      854       79
                                                    -------  -------  -------
 Total income tax expense.......................... $11,477  $13,592  $10,368
                                                    =======  =======  =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. INCOME TAXES (continued)


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                     2006    2005
                                                    ------- -------
                                                    (in thousands)
             Deferred tax assets
                Investments........................ $ 1,488 $ 1,670
                Other..............................     256     774
                                                    ------- -------
                Deferred tax assets................   1,744   2,444
                                                    ------- -------
             Deferred tax liabilities
                Insurance reserves.................   6,257   1,942
                Deferred acquisition costs.........  66,855  57,917
                Net unrealized gains on securities.   3,107     508
                Other..............................   1,003   3,761
                                                    ------- -------
                Deferred tax liabilities...........  77,222  64,128
                                                    ------- -------
             Net deferred tax liability............ $75,478 $61,684
                                                    ======= =======

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

The amount of income taxes paid by the Company is subject to ongoing audits in various jurisdictions. We reserve for our best estimate of potential payments/settlements to be made to the Internal Revenue Service (the "Service") and other taxing jurisdictions for audits ongoing or not yet commenced. In 2006, the Service completed all fieldwork with regards to its examination of the Company's federal income tax returns for tax years 2002-2003. The Company anticipates the final report being submitted to the Joint Committee on Taxation for their review during the first quarter of 2007. The statute of limitations for the 2002-2003 tax years expires in 2008. In addition, in January 2007 , the Service began an examination of tax years 2004 through 2006 in January 2007.

The Company's liability for income taxes includes management's best estimate of potential payments and settlements for audit periods still subject to review by the Service or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. Any such adjustment could be material to our results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

On January 26, 2006, the Internal Revenue Service (the "Service") officially closed the audit of the consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's statement of operations for the year ended December 31, 2005 includes an income tax benefit of $3 million, reflecting a reduction in the Company's liability for income taxes.

For tax year 2007, the Company has chosen to participate in the Service's new Compliance Assurance Program (the "CAP"). Under CAP, the Service assigns an examination team to review completed transactions contemporaneously during the 2007 tax year in order to reach agreement with the Company on how they should be reported in the tax return. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax return is filed. It is management's expectation this new program will significantly shorten the time period between when the Company files its federal income tax return and the Service completes its examination of the return.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary ("anniversary contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period including withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2006 and 2005, the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


                                                            December 31, 2006
                                                 ----------------------------------------
                                                                       At Annuitization /
                                                 In the Event of Death  Accumulation (1)
                                                 --------------------- ------------------
Variable Annuity Contracts                                    (in thousands)
Return of net deposits

Account value...................................       $ 410,196                  N/A

Net amount at risk..............................       $     120                  N/A

   Average attained age of contractholders......        62 years                  N/A

Minimum return or contract value
Account value...................................       $ 768,746           $  286,577
Net amount at risk..............................       $  21,413           $       72
   Average attained age of contractholders......        64 years             59 years
Average period remaining until earliest expected
  annuitization.................................             N/A            5.5 years

                                                            December 31, 2005
                                                 ----------------------------------------
                                                                       At Annuitization /
                                                 In the Event of Death  Accumulation (1)
                                                 --------------------- ------------------
Variable Annuity Contracts                                    (in thousands)
Return of net deposits

Account value...................................       $ 303,639                  N/A

Net amount at risk..............................       $     102                  N/A

   Average attained age of contractholders......        62 years                  N/A

Minimum return or contract value
Account value...................................       $ 747,305           $  139,073
Net amount at risk..............................       $  42,256           $        2
   Average attained age of contractholders......        63 years             57 years
Average period remaining until earliest expected
  annuitization.................................             N/A            6.4 years

(1)Includes income and withdrawal benefits as described herein

                                Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
Market value adjusted annuities ---------------- -------------- ---------------- --------------
         Account value.........     $26,543         $26,856         $31,264         $31,842

                                                                    December 31, 2006 December 31, 2005
                                                                    ----------------- -----------------
                                                                           In the Event of Death
                                                                    -----------------------------------
Variable Life, Variable Universal Life and Universal Life Contracts           (in thousands)
              No Lapse Guarantees

              Separate account value...............................    $  466,859        $  427,765

              General account value................................    $  103,006        $   83,961

              Net amount at risk...................................    $5,982,110        $5,922,134

              Average attained age of contractholders..............      44 years          43 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2006 December 31, 2005
                                ----------------- -----------------
                                          (in thousands)

             Equity funds......     $672,087          $638,156

             Bond funds........       65,380            70,859

             Balanced funds....      159,423            20,264

             Money market funds       22,086            18,538

             Specialty funds...        3,364             1,605
                                    --------          --------
                Total..........     $922,340          $749,422
                                    ========          ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

In addition to the above mentioned amounts invested in separate account investment options, $256.6 million and $301.5 million of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options in 2006 and 2005 respectively.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts prior to reinsurance. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") and guaranteed minimum income and withdrawal benefits ("GMIWB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum withdrawal benefits ("GMWB"), and guaranteed minimum income and withdrawals benefits ("GMIWB"), features are considered to be derivatives under SFAS
No. 133, and changes in the fair value of the derivative are recognized through "Realized investment gains (losses), net."

                                              GMDB   GMIB  GMIWB   Total
                                            -------  ---- ------  -------
                                                    (in thousands)
      Balance as of January 1, 2004........ $ 1,633    --     --  $ 1,633
         Incurred guarantee benefits/ (1)/      762   126     --      888
         Paid guarantee benefits             (1,154)   --     --   (1,154)
                                            -------  ---- ------  -------
      Balance as of December 31, 2004...... $ 1,241  $126     --  $ 1,367
         Incurred guarantee benefits /(1)/    1,809   189     --    1,998
         Paid guarantee benefits               (701)   --     --     (701)
                                            -------  ---- ------  -------
      Balance as of December 31, 2005...... $ 2,349  $315     --  $ 2,664
         Incurred guarantee benefits /(1)/    2,507   249   (130)   2,626
         Paid guarantee benefits               (317)   --     --     (317)
                                            -------  ---- ------  -------
      Balance as of December 31, 2006...... $ 4,539  $564 ($ 130) $ 4,973
                                            =======  ==== ======  =======

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates effecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability was determined by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 1,000 scenarios were stochastically generated and selected.

The GMIWB feature provides a contractholder with two methods to receive guaranteed minimum payments over time-- a "withdrawal" option and an "income" option. Each of these amounts is based on a "protected withdrawal value" (the "GMIWB Protected Withdrawal Value"). The initial GMIWB Protected Withdrawal Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following the election of the GMIWB. The initial GMIWB Protected Withdrawal Value is equal to the greatest of three amounts, which, stated generally, are (a) account value, plus additional purchase payments and any credits, rolled up at a specified percentage for a period of time (b) account value as of the date of the first withdrawal and (c) a specified highest anniversary value. Under the withdrawal option, the Company guarantees that a specified percentage of the GMIWB

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

Protected Withdrawal Value can be withdrawn each year until the GMIWB Protected Withdrawal Value has been exhausted. Under the income option, the Company guarantees that a lesser percentage of the GMIWB Protected Withdrawal Value can be withdrawn for life. As under the GMWB feature, the contract holder may elect to step-up the GMIWB Protected Withdrawal Value if, due to positive market performance, the account value is greater than the current GMIWB Protected Withdrawal Value. The Company reinsurers 100% of its liability associated with GMIWB with affiliates.

Deferred Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                          2006     2005     2004
                                        -------  -------  -------
                                              (in thousands)
             Balance, beginning of year $13,616  $11,115  $ 7,879
             Capitalization............   6,382    3,863    4,461
             Amortization..............    (985)  (1,362)  (1,225)
                                        -------  -------  -------
             Balance, end of year...... $19,013  $13,616  $11,115
                                        =======  =======  =======

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $1 million, ($1) million, and $57 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory surplus of the Company amounted to $137 million and $142 million at December 31, 2006 and 2005, respectively. The statutory loss in 2003 was primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses, which are not deferred under statutory accounting, and from increases to reserves. During 2004, the Company obtained reinsurance on the term life business from a captive affiliate, mitigating the surplus strain on that business. The agreement is discussed further (in Note 13 to the Financial Statements).

The Company is subject to New Jersey law. The maximum amount of dividends, which can be paid by State of New Jersey insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to N.J.S.A.17:27A-4.c(2)(b). There have been no dividend payments to the Company's parent in 2006, 2005 or 2004.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Financial Statements for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


10. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                    2006                  2005
                                            --------------------- ---------------------
                                             Carrying              Carrying
                                              Value    Fair Value   Value    Fair Value
                                            ---------- ---------- ---------- ----------
                                                          (in thousands)
Financial assets:

Fixed maturities, available for sale....... $  920,925 $  920,925 $  991,575 $  991,575
Policy loans...............................    160,614    171,887    155,705    171,264
Short-term investments.....................     11,259     11,259     23,501     23,501
Commercial loans                                48,979     48,979     20,353     20,353
Cash and cash equivalents..................     59,543     59,543    116,040    116,040
Separate account assets....................  2,619,586  2,619,586  2,287,786  2,287,786

Financial liabilities:

Investment contracts.......................    358,572    358,572    385,569    385,569
Cash collateral for loaned securities......     28,212     28,212     86,530     86,530
Securities sold under repurchase agreements      4,005      4,005      1,708      1,708
Short Term Debt to affiliates                   25,348     25,348     52,994     52,944
Separate account liabilities...............  2,619,586  2,619,586  2,287,786  2,287,786

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Exchange-traded futures are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk.

Currency derivatives, including currency swaps, are used by the Company to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in our investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees which are determined using pricing models. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. These reinsurance agreements are derivatives and have been accounted in the same manner as the embedded derivative.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures are effected through regulated exchanges, and positions are settled on a daily basis, the Company has reduced exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company enters into over-the-counter derivative transactions with creditworthy counterparties pursuant to master agreements that provide for a netting of payments and receipts with a single counterparty. Substantially all of the Company's over-the-counter derivative contracts are transacted with an affiliate.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $14 million of commercial loans in 2006. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $18 million in 2006.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing, administration and servicing, and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In these cases, we offer customers appropriate remediation and may incur charges and expenses, including the costs of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of its businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. The Company may also be subject to litigation arising out of its general business activities, such as its investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

The Company's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters, depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses in 2005 reflect a change in allocations implemented during the fourth quarter of 2005. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (Continued)

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $0.4 million in 2006, 2005 and 2004, respectively.

The Company's share of net expense for the pension plans was $1.0 million, $0.7 million and $0.8 million in 2006, 2005 and 2004, respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

Beginning October 1, 2002, in accordance with a servicing agreement with Prudential Investments LLC, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance. The cash surrender value included in separate accounts was $508 million and $470 million at December 31, 2006 and December 31, 2005, respectively. Fees related to the COLI policies were $5 million, $5 million and $4 million for the years ending December 31, 2006, 2005 and 2004, respectively.

Reinsurance with Affiliates

Prudential Arizona Reinsurance Capitive Company (PARCC)

The Company reinsures with PARCC 90% of the risks under its term life insurance policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. The coinsurance agreement with PARCC also replaces the yearly renewable term agreements with external reinsurers that were previously in effect on this block of business. There was no net cost associated with the initial transaction. Reinsurance recoverables related to this agreement were $128 million and $85 million as of December 31, 2006 and December 31, 2005, respectively. Premiums ceded to PARCC in 2006, 2005, and 2004 were $86 million, $70 million and $25 million, respectively. Benefits ceded in 2006, 2005 and 2004 were $23 million, $19 million, and $15 million respectively.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks, not otherwise reinsured. Reinsurance recoverable related to this agreement was $7 million and $7 million as of December 31, 2006 and December 2005 respectively. Premiums and fees ceded to Prudential Insurance in 2006, 2005 and 2004 were $30 million, $24 million and $1 million, respectively. Benefits ceded in 2006, 2005 and 2004 were $28 million, $22 million, and $3 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

Pruco Reinsurance Ltd. (Pruco Re)

During 2005 and 2006, the Company entered into reinsurance agreements with Pruco Re as part of its risk management and capital management strategies for annuities. Effective October 3, 2005, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities after October 3, 2005.

Effective May 26, 2006, the Company entered into a new coinsurance agreement with Pruco Reinsurance, Ltd. providing for the 100% reinsurance of its Spousal Lifetime Five benefit feature sold on its annuities. Premiums and benefits ceded related to this treaty are de minimis.

Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities.

Debt Agreements

The Company has an agreement with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $100 million.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

There was $25 million of debt outstanding to Prudential Funding, LLC as of December 31, 2006 as compared to $53 million at December 31, 2005. Interest expense related to this agreement was $1 million in 2006 and $1 million in 2005, with related interest charged at a variable rate of 3.10% to 5.32%. As of December 31, 2006 and 2005, there was $32 million and $88 million, respectively, of asset-based financing.

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2006 and 2005 are summarized in the table below:

                                               Three months ended (in thousands)
                                           -----------------------------------------
                                           March 31 June 30 September 30 December 31
                                           -------- ------- ------------ -----------
2006
Total revenues............................ $31,603  $30,459   $29,015      $38,413
Total benefits and expenses...............  24,282   26,918     3,999       23,880
Income from operations before income taxes   7,321    3,541    25,016       14,533
Net income................................   5,748    2,862    19,210       11,114
                                           =======  =======   =======      =======
2005
Total revenues............................ $33,075  $35,883   $33,059      $35,773
Total benefits and expenses...............  26,118   24,867     7,830       26,159
Income from operations before income taxes   6,957   11,016    25,229        9,614
Net income................................   6,931    7,834    18,142        6,318
                                           =======  =======   =======      =======

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------

                                 PRUDENTIAL       PRUDENTIAL       PRUDENTIAL                      PRUDENTIAL HIGH
                                MONEY MARKET   DIVERSIFIED BOND      EQUITY     PRUDENTIAL VALUE      YIELD BOND
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                ------------   ----------------   -----------   ----------------   ---------------


ASSETS
  Investment in the
     portfolios, at value.....   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 -----------      -----------     -----------      -----------       -----------
  Net Assets..................   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 ===========      ===========     ===========      ===========       ===========

NET ASSETS, representing:
  Accumulation units..........   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 -----------      -----------     -----------      -----------       -----------
                                 $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 ===========      ===========     ===========      ===========       ===========

  Units outstanding...........    18,744,479       24,018,773      21,283,305       20,495,873        12,641,097
                                 ===========      ===========     ===========      ===========       ===========
  Portfolio shares held.......     2,191,213        3,639,479       1,531,569        1,979,770         3,936,347
  Portfolio net asset value
     per share................   $     10.00      $     10.85     $     27.45      $     26.21       $      5.33
  Investment in portfolio
     shares, at cost..........   $21,912,131      $40,338,337     $41,971,125      $41,469,913       $24,658,710


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------

                                 PRUDENTIAL       PRUDENTIAL       PRUDENTIAL                      PRUDENTIAL HIGH
                                MONEY MARKET   DIVERSIFIED BOND      EQUITY     PRUDENTIAL VALUE      YIELD BOND
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                ------------   ----------------   -----------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income.............      $959,478       $2,030,740      $  439,791       $  710,413       $ 1,679,709
                                 -----------      -----------     -----------      -----------       -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......       299,432          582,518         585,712          685,406           301,751
                                 -----------      -----------     -----------      -----------       -----------

NET INVESTMENT INCOME (LOSS)
  ............................       660,046        1,448,222        (145,921)          25,007         1,377,958
                                 -----------      -----------     -----------      -----------       -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................             0          403,433               0        1,648,375                 0
  Realized gain (loss) on
     shares redeemed..........             0         (253,409)       (567,745)         975,796          (842,159)
  Net change in unrealized
     gain (loss) on
     investments..............             0         (231,858)      4,991,186        5,448,081         1,266,613
                                 -----------      -----------     -----------      -----------       -----------

NET GAIN (LOSS) ON
  INVESTMENTS.................             0          (81,834)      4,423,441        8,072,252           424,454
                                 -----------      -----------     -----------      -----------       -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............   $   660,046      $ 1,366,388     $ 4,277,520      $ 8,097,259        $1,802,412
                                 ===========      ===========     ===========      ===========       ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A1

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                                              PREMIER VIT
 PRUDENTIAL                     PRUDENTIAL  PRUDENTIAL SMALL   T. ROWE PRICE   T. ROWE PRICE     OPCAP      PREMIER VIT
STOCK INDEX     PRUDENTIAL       JENNISON    CAPITALIZATION    INTERNATIONAL   EQUITY INCOME    MANAGED     OPCAP SMALL
 PORTFOLIO   GLOBAL PORTFOLIO   PORTFOLIO    STOCK PORTFOLIO  STOCK PORTFOLIO    PORTFOLIO     PORTFOLIO   CAP PORTFOLIO
-----------  ----------------  -----------  ----------------  ---------------  -------------  -----------  -------------




$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
-----------     -----------    -----------     -----------       ----------     -----------   -----------    ----------
$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========


$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
-----------     -----------    -----------     -----------       ----------     -----------   -----------    ----------
$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========

 29,656,967       6,859,580     25,857,761       3,849,714        2,507,440       6,259,912     8,462,947     3,602,517
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========
  1,550,840         564,824      2,117,955         437,965          215,052         590,487       346,353       250,103
$     35.64     $     22.53    $     21.07     $     23.29       $    17.97     $     24.84   $     41.48    $    36.74

$51,443,842     $10,856,600    $48,362,402     $ 7,267,646       $2,944,723     $11,583,021   $14,189,832    $6,808,001






                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                               PREMIER VIT
 PRUDENTIAL                     PRUDENTIAL   PRUDENTIAL SMALL   T. ROWE PRICE   T. ROWE PRICE     OPCAP      PREMIER VIT
STOCK INDEX     PRUDENTIAL       JENNISON     CAPITALIZATION    INTERNATIONAL   EQUITY INCOME    MANAGED     OPCAP SMALL
 PORTFOLIO   GLOBAL PORTFOLIO    PORTFOLIO    STOCK PORTFOLIO  STOCK PORTFOLIO    PORTFOLIO     PORTFOLIO   CAP PORTFOLIO
-----------  ----------------  ------------  ----------------  ---------------  -------------  -----------  -------------



 $  852,253      $   76,198     $   131,791      $   58,690         $ 41,663      $  227,968    $  266,224    $        0
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------




    769,428         170,942         661,535         147,541           50,844         204,092       206,640       127,924
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------

     82,825         (94,744)       (529,744)        (88,851)          (9,181)         23,876        59,584      (127,924)
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------



    150,913               0               0         511,730           12,499         395,626     1,645,719       536,411

   (138,518)         74,549      (1,309,568)        613,797          143,642         559,582       (78,602)      439,471

  6,913,322       2,001,674       1,774,824         272,233          450,720       1,336,895      (471,016)    1,023,431
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------


  6,925,717       2,076,223         465,256       1,397,760          606,861       2,292,103     1,096,101     1,999,313
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------



 $7,008,542     $ 1,981,479     $   (64,488)    $ 1,308,909       $  597,680     $ 2,315,979   $ 1,155,685    $1,871,389
 ==========     ===========     ===========     ===========       ==========     ===========   ===========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A2

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                    JANUS ASPEN
                                                    JANUS ASPEN    INTERNATIONAL
                                                     LARGE CAP         GROWTH
                                                     GROWTH -       PORTFOLIO -      MFS VIT -
                                   AIM V.I. CORE   INSTITUTIONAL   INSTITUTIONAL   RESEARCH BOND    MFS EMERGING
                                    EQUITY FUND        SHARES          SHARES          SERIES      GROWTH SERIES
                                   -------------   -------------   -------------   -------------   -------------


ASSETS
  Investment in the portfolios,
     at value....................   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    -----------     -----------     -----------      ----------     -----------
  Net Assets.....................   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    ===========     ===========     ===========      ==========     ===========

NET ASSETS, representing:
  Accumulation units.............   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    -----------     -----------     -----------      ----------     -----------
                                    $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    ===========     ===========     ===========      ==========     ===========

  Units outstanding..............    11,153,303       7,544,643       6,793,722       2,229,617       7,279,523
                                    ===========     ===========     ===========      ==========     ===========

  Portfolio shares held..........       735,309         514,221         457,845         197,476         520,580
  Portfolio net asset value per
     share.......................   $     27.22     $     23.12     $     51.21      $    18.04     $     20.64
  Investment in portfolio shares,
     at cost.....................   $17,976,322     $13,580,885     $12,411,812      $3,486,568     $12,264,544


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                    JANUS ASPEN
                                                    JANUS ASPEN    INTERNATIONAL
                                                     LARGE CAP         GROWTH
                                                     GROWTH -       PORTFOLIO -      MFS VIT -
                                   AIM V.I. CORE   INSTITUTIONAL   INSTITUTIONAL   RESEARCH BOND    MFS EMERGING
                                    EQUITY FUND        SHARES          SHARES          SERIES      GROWTH SERIES
                                   -------------   -------------   -------------   -------------   -------------


INVESTMENT INCOME
  Dividend income................    $  107,742      $   57,406      $  409,653        $ 18,626       $        0
                                    -----------     -----------     -----------      ----------    -------------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration..............       221,272         165,894         291,411          50,124          155,020
                                    -----------     -----------     -----------      ----------    -------------

NET INVESTMENT INCOME (LOSS) ....      (113,530)       (108,488)        118,242         (31,498)        (155,020)
                                    -----------     -----------     -----------      ----------    -------------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received....................             0               0               0               0                0
  Realized gain (loss) on shares
     redeemed....................       110,045        (465,575)      1,462,099         (43,955)        (410,232)
  Net change in unrealized gain
     (loss) on investments.......     2,020,852       1,685,650       6,199,458         373,277        1,249,949
                                    -----------     -----------     -----------      ----------    -------------

NET GAIN (LOSS) ON INVESTMENTS...     2,130,897       1,220,075       7,661,557         329,322          839,717
                                    -----------     -----------     -----------      ----------    -------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................   $ 2,017,367     $ 1,111,587     $ 7,779,799      $  297,824    $     684,697
                                    ===========     ===========     ===========      ==========    =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A3

                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

                                                              PRUDENTIAL
                                                              DIVERSIFIED
CREDIT SUISSE   AMERICAN   FRANKLIN SMALL-     PRUDENTIAL    CONSERVATIVE
 TRUST GLOBAL  CENTURY VP   MID CAP GROWTH   JENNISON 20/20     GROWTH                            ALLIANCEBERNSTEIN
  SMALL CAP    VALUE FUND     SECURITIES    FOCUS PORTFOLIO    PORTFOLIO   DAVIS VALUE PORTFOLIO   LARGE CAP GROWTH
-------------  ----------  ---------------  ---------------  ------------  ---------------------  -----------------




  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ----------   ----------     ----------       ----------     ----------         ----------           ----------
  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ==========   ==========     ==========       ==========     ==========         ==========           ==========


  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ----------   ----------     ----------       ----------     ----------         ----------           ----------
  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011         $5,948,789           $  814,752
  ==========   ==========     ==========       ==========     ==========         ==========           ==========

   1,877,611    2,607,271      2,760,518        4,519,123      5,445,886          4,735,708            1,272,578
  ==========   ==========     ==========       ==========     ==========         ==========           ==========

     183,629      662,031        210,309          456,899        642,870            408,010               30,897
  $    14.67   $     8.74     $    22.13       $    16.01     $    12.06         $    14.58           $    26.37
  $2,583,015   $4,597,704     $4,451,187       $5,756,019     $8,538,340         $4,336,921           $  917,617






                                              SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------

                                                              PRUDENTIAL
                                                              DIVERSIFIED
CREDIT SUISSE   AMERICAN   FRANKLIN SMALL-     PRUDENTIAL    CONSERVATIVE
 TRUST GLOBAL  CENTURY VP   MID CAP GROWTH   JENNISON 20/20     GROWTH                            ALLIANCEBERNSTEIN
  SMALL CAP    VALUE FUND     SECURITIES    FOCUS PORTFOLIO    PORTFOLIO   DAVIS VALUE PORTFOLIO   LARGE CAP GROWTH
-------------  ----------  ---------------  ---------------  ------------  ---------------------  -----------------



    $      0     $ 79,242       $      0         $ 29,025       $ 268,013          $ 43,025             $      0
  ----------   ----------     ----------       ----------     -----------        ----------           ----------




      37,353       78,061         70,640           99,371         111,559            82,400               12,557
  ----------   ----------     ----------       ----------     -----------        ----------           ----------

     (37,353)       1,181        (70,640)         (70,346)        156,454           (39,375)             (12,557)
  ----------   ----------     ----------       ----------     -----------        ----------           ----------



           0      499,871              0          449,091          34,393                 0                    0
     (11,400)     140,841        (20,822)         240,948        (261,729)          326,559              (56,971)

     338,698      238,118        430,793          218,027         487,384           456,139               40,457
  ----------   ----------     ----------       ----------     -----------        ----------           ----------

     327,298      878,830        409,971          908,066         260,048           782,698              (16,514)
  ----------   ----------     ----------       ----------     -----------        ----------           ----------



  $  289,945   $  880,011     $  339,331       $  837,720     $   416,502        $  743,323           $  (29,071)
  ==========   ==========     ==========       ==========     ===========        ==========           ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A4

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2006



                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                 T.ROWE PRICE
                                  LARGE CAP     PRUDENTIAL SP    PRUDENTIAL SP      PRUDENTIAL SP      PRUDENTIAL SP
                                    GROWTH       DAVIS VALUE    SMALL-CAP VALUE       SMALL CAP         PIMCO TOTAL
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO   RETURN PORTFOLIO
                                -------------   -------------   ---------------   ----------------   ----------------


ASSETS
  Investment in the
     portfolios, at value.....    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ----------     -----------      -----------        ----------         -----------
  Net Assets..................    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ==========     ===========      ===========        ==========         ===========

NET ASSETS, representing:
  Accumulation units..........    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ----------     -----------      -----------        ----------         -----------
                                  $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ==========     ===========      ===========        ==========         ===========

  Units outstanding...........     2,717,399      11,247,214       14,248,173         2,732,785          34,651,963
                                  ==========     ===========      ===========        ==========         ===========

  Portfolio shares held.......       438,789       1,423,958        1,810,229           404,702           3,720,150
  Portfolio net asset value
     per share................    $     7.17     $     11.99      $     13.68        $     7.44         $     11.14
  Investment in portfolio
     shares, at cost..........    $2,750,670     $13,624,155      $23,384,471        $2,517,886         $42,122,258


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                 T.ROWE PRICE
                                  LARGE CAP     PRUDENTIAL SP    PRUDENTIAL SP      PRUDENTIAL SP      PRUDENTIAL SP
                                    GROWTH       DAVIS VALUE    SMALL-CAP VALUE       SMALL CAP         PIMCO TOTAL
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO   RETURN PORTFOLIO
                                -------------   -------------   ---------------   ----------------   ----------------


INVESTMENT INCOME
  Dividend income.............     $       0      $  123,114       $  103,005          $      0         $ 1,774,225
                                   ---------     -----------      -----------        ----------         -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......        46,802         247,246          331,184            44,584             640,196
                                   ---------     -----------      -----------        ----------         -----------

NET INVESTMENT INCOME (LOSS)..       (46,802)       (124,132)        (228,179)          (44,584)          1,134,029
                                   ---------     -----------      -----------        ----------         -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................       369,309         248,246        3,132,208                 0                   0
  Realized gain (loss) on
     shares redeemed..........        25,774         177,633           41,319            36,403            (128,688)
  Net change in unrealized
     gain (loss) on
     investments..............      (214,675)      1,682,229         (434,338)          294,591            (149,656)
                                   ---------     -----------      -----------        ----------         -----------

NET GAIN (LOSS) ON
     INVESTMENTS..............       180,408       2,108,108        2,739,189           330,994            (278,344)
                                   ---------     -----------      -----------        ----------         -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     $ 133,606     $ 1,983,976      $ 2,511,010        $  286,410          $  855,685
                                   =========     ===========      ===========        ==========         ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     PRUDENTIAL SP                              PRUDENTIAL SP
                    JANUS ASPEN                                        STRATEGIC                  SP PRUDENTIAL  CONSERVATIVE
 PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP     PARTNERS     PRUDENTIAL SP U.S. EMERGING     ASSET
   PIMCO HIGH   GROWTH PORTFOLIO -  LARGE CAP VALUE AIM CORE EQUITY FOCUSED GROWTH MID CAP GROWTH     GROWTH      ALLOCATION
YIELD PORTFOLIO    SERVICE SHARES      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------- ------------------- --------------- --------------- -------------- -------------- ------------- -------------




  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  -----------        ----------        ----------      ----------     ----------     ----------    -----------   -----------
  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========


  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  -----------        ----------        ----------      ----------     ----------     ----------    -----------   -----------
  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========

   12,246,599         2,951,759         4,382,437       1,572,573      1,791,173      5,976,851      7,525,015    19,202,922
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========

    1,696,127           171,204           506,133         209,120        270,363        923,230      1,543,407     2,387,635
  $     10.33        $    22.84        $    13.26      $     8.28     $     7.49     $     7.07    $      7.99   $     11.66

  $17,378,222        $3,508,688        $5,093,064      $1,403,125     $1,808,165     $5,590,359    $10,858,115   $25,133,193






                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     PRUDENTIAL SP                              PRUDENTIAL SP
                    JANUS ASPEN                                        STRATEGIC                  SP PRUDENTIAL  CONSERVATIVE
 PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP     PARTNERS     PRUDENTIAL SP U.S. EMERGING     ASSET
   PIMCO HIGH   GROWTH PORTFOLIO -  LARGE CAP VALUE AIM CORE EQUITY FOCUSED GROWTH MID CAP GROWTH     GROWTH      ALLOCATION
YIELD PORTFOLIO    SERVICE SHARES      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------- ------------------- --------------- --------------- -------------- -------------- ------------- -------------



   $1,188,578          $  9,142        $   82,801        $ 15,003      $       0      $       0       $      21   $  974,369
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------





      250,626            40,305            98,732          25,442         30,955        106,247         169,173      449,604
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------

      937,952           (31,163)          (15,931)        (10,439)       (30,955)      (106,247)       (169,152)     524,765
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------



      139,131                 0           309,341          88,781        129,792              0         769,260      424,609

          654            30,503           178,932          17,263         26,155        124,961         187,498      265,612

      161,934           235,271           526,324         122,679       (168,793)      (264,272)        (33,762)     648,637
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------


      301,719           265,774         1,014,597         228,723        (12,846)      (139,311)        922,996    1,338,858
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------



  $ 1,239,671        $  234,611        $  998,666      $  218,284      $ (43,801)    $ (245,558)   $    753,844  $ 1,863,623
  ===========        ==========        ==========      ==========      =========     ==========    ============  ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A6

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                     SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                   PRUDENTIAL SP
                                   PRUDENTIAL SP   PRUDENTIAL SP     AGGRESSIVE    PRUDENTIAL SP
                                  BALANCED ASSET    GROWTH ASSET    GROWTH ASSET   INTERNATIONAL    PRUDENTIAL SP
                                    ALLOCATION       ALLOCATION      ALLOCATION        GROWTH       INTERNATIONAL
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO
                                  --------------   -------------   -------------   -------------   ---------------


ASSETS
  Investment in the portfolios,
     at value...................    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    -----------     -----------      ----------      ----------       ----------
  Net Assets....................    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    ===========     ===========      ==========      ==========       ==========

NET ASSETS, representing:
  Accumulation units............    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    -----------     -----------      ----------      ----------       ----------
                                    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    ===========     ===========      ==========      ==========       ==========

  Units outstanding.............     42,592,295      25,946,884       3,646,996       3,623,769        4,331,926
                                    ===========     ===========      ==========      ==========       ==========

  Portfolio shares held.........      6,094,070       4,564,373         570,439         698,062          676,191
  Portfolio net asset value per
     share......................    $     11.59     $     11.17      $    10.41      $     8.30       $    11.40
  Investment in portfolio
     shares, at cost............    $61,414,383     $42,688,005      $4,658,829      $4,477,363       $5,690,704


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                   PRUDENTIAL SP
                                   PRUDENTIAL SP   PRUDENTIAL SP     AGGRESSIVE    PRUDENTIAL SP
                                  BALANCED ASSET    GROWTH ASSET    GROWTH ASSET   INTERNATIONAL    PRUDENTIAL SP
                                    ALLOCATION       ALLOCATION      ALLOCATION        GROWTH       INTERNATIONAL
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO
                                  --------------   -------------   -------------   -------------   ---------------


INVESTMENT INCOME
  Dividend income...............     $1,790,307      $  919,102        $103,211        $ 94,300       $   84,081
                                    -----------     -----------      ----------      ----------       ----------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration.............      1,132,501         843,930          88,370          80,779           97,640

NET EXPENSES....................      1,132,501         843,930          88,370          80,779           97,640
                                    -----------     -----------      ----------      ----------       ----------

NET INVESTMENT INCOME (LOSS) ...        657,806          75,172          14,841          13,521          (13,559)
                                    -----------     -----------      ----------      ----------       ----------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received...................      1,129,833         729,868         129,488         384,086           68,576
  Realized gain (loss) on shares
     redeemed...................        878,036       1,011,820          92,929         124,645          178,639
  Net change in unrealized gain
     (loss) on investments......      3,172,823       3,288,668         417,961         400,765        1,207,991
                                    -----------     -----------      ----------      ----------       ----------

NET GAIN (LOSS) ON INVESTMENTS..      5,180,692       5,030,356         640,378         909,496        1,455,206
                                    -----------     -----------      ----------      ----------       ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................    $ 5,838,498     $ 5,105,528      $  655,219      $  923,017       $1,441,647
                                    ===========     ===========      ==========      ==========       ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A7

                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AST AMERICAN
                                                                                EVERGREEN VA           AST              CENTURY
EVERGREEN VA                                     EVERGREEN       EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN      INCOME &
  BALANCED      EVERGREEN VA    EVERGREEN VA     VA SPECIAL    INTERNATIONAL      LARGE CAP      GROWTH & INCOME        GROWTH
    FUND         GROWTH FUND     OMEGA FUND     VALUES FUND     EQUITY FUND         FUND            PORTFOLIO          PORTFOLIO
------------    ------------    ------------    -----------    -------------    ------------    -----------------    ------------



   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   -------         -------        --------        --------        --------        --------           --------          --------
   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   =======         =======        ========        ========        ========        ========           ========          ========


   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   -------         -------        --------        --------        --------        --------           --------          --------
   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   =======         =======        ========        ========        ========        ========           ========          ========

    11,888           7,210         243,247         127,352          27,713          33,163             29,289            31,831
   =======         =======        ========        ========        ========        ========           ========          ========

     1,028             795          20,400          14,191          28,970          22,410             14,415            23,248
   $ 15.15         $ 15.60        $  17.80        $  17.33        $  16.18        $  19.60           $  23.50          $  15.71
   $14,286         $10,299        $300,589        $216,856        $344,807        $346,400           $300,793          $328,365






                                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      AST AMERICAN
                                                                                 EVERGREEN VA           AST              CENTURY
EVERGREEN VA                                    EVERGREEN VA      EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN      INCOME &
  BALANCED      EVERGREEN VA    EVERGREEN VA       SPECIAL      INTERNATIONAL      LARGE CAP      GROWTH & INCOME        GROWTH
    FUND         GROWTH FUND     OMEGA FUND      VALUES FUND     EQUITY FUND         FUND            PORTFOLIO          PORTFOLIO
------------    ------------    ------------    ------------    -------------    ------------    -----------------    ------------



    $  366          $    0         $     0         $ 1,785          $16,272         $ 5,275            $ 1,482           $ 3,131
   -------         -------        --------        --------         --------        --------           --------          --------





       256             208           7,078           3,695            7,237           7,061              3,198             3,575

       256             208           7,078           3,695            7,237           7,061              3,198             3,575
   -------         -------        --------        --------         --------        --------           --------          --------

       110            (208)         (7,078)         (1,910)           9,035          (1,786)            (1,716)             (444)
   -------         -------        --------        --------         --------        --------           --------          --------



         0             553               0          27,239           22,311           6,963                  0                 0

        11              33          15,720           3,914            8,822           2,197                597             1,806

     1,029             663           6,787          11,822           42,271          35,277             35,114            33,687
   -------         -------        --------        --------         --------        --------           --------          --------

     1,040           1,249          22,507          42,975           73,404          44,437             35,711            35,493
   -------         -------        --------        --------         --------        --------           --------          --------



   $ 1,150         $ 1,041        $ 15,429        $ 41,065         $ 82,439        $ 42,651           $ 33,995          $ 35,049
   =======         =======        ========        ========         ========        ========           ========          ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A8

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                     SUBACCOUNTS
                                 -----------------------------------------------------------------------------------
                                    AST AMERICAN
                                 CENTURY STRATEGIC    AST COHEN &    AST GLOBAL       AST DEAM          AST DEAM
                                      BALANCED       STEERS REALTY   ALLOCATION      LARGE-CAP          SMALL-CAP
                                     PORTFOLIO         PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO
                                 -----------------   -------------   ----------   ---------------   ----------------


ASSETS
  Investment in the portfolios,
     at value..................       $132,084          $831,812       $37,668        $601,004           $85,290
                                      --------          --------       -------        --------           -------
  Net Assets...................       $132,084          $831,812       $37,668        $601,004           $85,290
                                      ========          ========       =======        ========           =======

NET ASSETS, representing:
  Accumulation units...........       $132,084          $831,812       $37,668        $601,004           $85,290
                                      --------          --------       -------        --------           -------
                                      $132,084          $831,812       $37,668        $601,004           $85,290
                                      ========          ========       =======        ========           =======

  Units outstanding............         11,885            52,663         3,234          52,041             8,108
                                      ========          ========       =======        ========           =======

  Portfolio shares held........          8,800            39,876         2,776          44,322             9,445
  Portfolio net asset value per
     share.....................       $  15.01          $  20.86       $ 13.57        $  13.56           $  9.03
  Investment in portfolio
     shares, at cost...........       $122,687          $723,566       $33,593        $569,345           $79,342


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                 -----------------------------------------------------------------------------------
                                    AST AMERICAN
                                 CENTURY STRATEGIC    AST COHEN &    AST GLOBAL       AST DEAM          AST DEAM
                                      BALANCED       STEERS REALTY   ALLOCATION      LARGE-CAP          SMALL-CAP
                                     PORTFOLIO         PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO
                                 -----------------   -------------   ----------   ---------------   ----------------


INVESTMENT INCOME
  Dividend income..............        $   985          $  4,142        $  613         $ 1,017           $     0
                                     ---------          --------       -------        --------          --------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration........          2,232             7,597           407           3,148             1,101
                                     ---------          --------       -------        --------          --------

NET INVESTMENT INCOME (LOSS)...         (1,247)           (3,455)          206          (2,131)           (1,101)
                                     ---------          --------       -------        --------          --------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions
     received..................          1,203            40,994             0           9,891                 0
  Realized gain (loss) on
     shares redeemed...........         (4,852)            5,434            40            (176)              564
  Net change in unrealized gain
     (loss) on investments.....          8,247            95,361         2,821          29,869             4,988
                                     ---------          --------       -------        --------          --------

NET GAIN (LOSS) ON
  INVESTMENTS..................          4,598           141,789         2,861          39,584             5,552
                                     ---------          --------       -------        --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................      $   3,351          $138,334       $ 3,067        $ 37,453          $  4,451
                                     =========          ========       =======        ========          ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A9

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                           AST FEDERATED                                    AST GOLDMAN                        AST
    AST DEAM     AST HIGH    AGGRESSIVE                                        SACHS         AST GOLDMAN    LARGE-CAP
   SMALL-CAP       YIELD       GROWTH      AST MID-CAP    AST SMALL-CAP    CONCENTRATED     SACHS MID-CAP     VALUE
VALUE PORTFOLIO  PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
--------------- ---------- ------------- --------------- --------------- ---------------- ---------------- ----------



    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    --------    ----------    --------       --------        --------        --------         --------     ----------
    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    ========    ==========    ========       ========        ========        ========         ========     ==========


    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    --------    ----------    --------       --------        --------        --------         --------     ----------
    $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
    ========    ==========    ========       ========        ========        ========         ========     ==========

      18,894       116,443      55,984         29,798          39,154          42,789           54,801         89,186
    ========    ==========    ========       ========        ========        ========         ========     ==========

      16,063       147,847      56,537         27,522          25,848          19,099          121,396         52,122
    $  13.44    $     8.41    $  11.49       $  12.10        $  17.13        $  24.44         $   4.91     $    20.16
    $200,399    $1,206,140    $584,199       $329,722        $409,863        $431,868         $553,583     $  936,384






                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                           AST FEDERATED                                    AST GOLDMAN                        AST
    AST DEAM     AST HIGH    AGGRESSIVE                                        SACHS         AST GOLDMAN    LARGE-CAP
   SMALL-CAP       YIELD       GROWTH      AST MID-CAP    AST SMALL-CAP    CONCENTRATED     SACHS MID-CAP     VALUE
VALUE PORTFOLIO  PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
--------------- ---------- ------------- --------------- --------------- ---------------- ---------------- ----------



     $   383       $67,524     $     0        $   897         $   406         $     0          $     0       $  4,521
    --------    ----------    --------       --------        --------        --------         --------     ----------




       2,354        14,315       7,563          3,604           3,066           3,824            7,426         10,672
    --------    ----------    --------       --------        --------        --------         --------     ----------

      (1,971)       53,209      (7,563)        (2,707)         (2,660)         (3,824)          (7,426)        (6,151)
    --------    ----------    --------       --------        --------        --------         --------     ----------



       8,719             0      11,822         28,552           4,570               0                0         13,152

       1,041          (875)      5,629           (890)          2,278           1,040            2,148          5,275

      16,012        27,208      42,025          1,084          30,675          27,925           28,676        103,914
    --------    ----------    --------       --------        --------        --------         --------     ----------

      25,772        26,333      59,476         28,746          37,523          28,965           30,824        122,341
    --------    ----------    --------       --------        --------        --------         --------     ----------



    $ 23,801    $   79,542    $ 51,913       $ 26,039        $ 34,863        $ 25,141         $ 23,398     $  116,190
    ========    ==========    ========       ========        ========        ========         ========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A10

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                                  ------------------------------------------------------------------------------
                                    AST LORD
                                  ABBETT BOND-     AST MARSICO     AST MFS      AST NEUBERGER     AST NEUBERGER
                                    DEBENTURE    CAPITAL GROWTH     GROWTH     BERMAN MID-CAP     BERMAN MID-CAP
                                    PORTFOLIO       PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                  ------------   --------------   ---------   ----------------   ---------------


ASSETS
  Investment in the portfolios,
     at value...................    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    --------       ----------      --------       --------          ----------
  Net Assets....................    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    ========       ==========      ========       ========          ==========

NET ASSETS, representing:
  Accumulation units............    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    --------       ----------      --------       --------          ----------
                                    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    ========       ==========      ========       ========          ==========

  Units outstanding.............      92,704          122,693        29,089         50,980              94,048
                                    ========       ==========      ========       ========          ==========

  Portfolio shares held.........      85,279           66,859        33,610         32,948              55,977
  Portfolio net asset value per
     share......................    $  11.67       $    20.45      $   9.42       $  18.42          $    19.37
  Investment in portfolio
     shares, at cost............    $958,175       $1,262,896      $301,425       $548,840          $1,055,513


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                  ------------------------------------------------------------------------------
                                    AST LORD
                                  ABBETT BOND-     AST MARSICO     AST MFS      AST NEUBERGER     AST NEUBERGER
                                    DEBENTURE    CAPITAL GROWTH     GROWTH     BERMAN MID-CAP     BERMAN MID-CAP
                                    PORTFOLIO       PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                  ------------   --------------   ---------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income...............    $ 37,860          $    451      $     0        $     0             $ 3,188
                                    --------       -----------    ---------       --------          ----------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration.............      13,384            15,439        2,291          5,856              12,535
                                    --------       -----------    ---------       --------          ----------

NET INVESTMENT INCOME (LOSS)....      24,476           (14,988)      (2,291)        (5,856)             (9,347)
                                    --------       -----------    ---------       --------          ----------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received...................       9,827                 0            0              0              97,627
  Realized gain (loss) on shares
     redeemed...................        (966)           (4,364)         526          7,007              (1,937)
  Net change in unrealized gain
     (loss) on investments......      32,390            64,478       10,365         42,987              (2,013)
                                    --------       -----------    ---------       --------          ----------

NET GAIN (LOSS) ON INVESTMENTS..      41,251            60,114       10,891         49,994              93,677
                                    --------       -----------    ---------       --------          ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................     $65,727       $    45,126    $   8,600       $ 44,138          $   84,330
                                    ========       ===========    =========       ========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                        AST                           AST T. ROWE  AST T. ROWE                AST JPMORGAN      AST
    AST PIMCO    ALLIANCEBERNSTEIN        AST        PRICE NATURAL PRICE ASSET    AST MFS    INTERNATIONAL T. ROWE PRICE
LIMITED MATURITY     CORE VALUE    ALLIANCEBERNSTEIN   RESOURCES    ALLOCATION GLOBAL EQUITY     EQUITY     GLOBAL BOND
 BOND PORTFOLIO      PORTFOLIO     MANAGED INDEX 500   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------- ----------------- ----------------- ------------- ----------- ------------- ------------- -------------



   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ----------         --------          --------       ----------    --------     --------      --------      --------
   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ==========         ========          ========       ==========    ========     ========      ========      ========


   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ----------         --------          --------       ----------    --------     --------      --------      --------
   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ==========         ========          ========       ==========    ========     ========      ========      ========

      109,608           16,452            24,758          235,264      58,084       30,867        68,777        57,523
   ==========         ========          ========       ==========    ========     ========      ========      ========

      100,625           13,996            19,926          103,153      37,210       25,756        34,795        50,110
   $    11.18         $  13.95          $  13.63       $    29.38    $  17.64     $  14.60      $  24.37      $  11.57
   $1,110,632         $179,728          $254,227       $2,775,130    $646,302     $344,120      $744,822      $567,649






                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                        AST                           AST T. ROWE  AST T. ROWE                AST JPMORGAN      AST
    AST PIMCO    ALLIANCEBERNSTEIN        AST        PRICE NATURAL PRICE ASSET    AST MFS    INTERNATIONAL T. ROWE PRICE
LIMITED MATURITY     CORE VALUE    ALLIANCEBERNSTEIN   RESOURCES    ALLOCATION GLOBAL EQUITY     EQUITY     GLOBAL BOND
 BOND PORTFOLIO      PORTFOLIO     MANAGED INDEX 500   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------- ----------------- ----------------- ------------- ----------- ------------- ------------- -------------



      $24,233          $   895           $   693         $  6,397     $ 1,774      $   829       $ 3,546       $ 4,171
   ----------         --------          --------       ----------    --------     --------      --------      --------




       13,929            1,439             1,820           37,743       2,243        3,150         7,013         5,131
   ----------         --------          --------       ----------    --------     --------      --------      --------

       10,304             (544)           (1,127)         (31,346)       (469)      (2,321)       (3,467)         (960)
   ----------         --------          --------       ----------    --------     --------      --------      --------



            0            3,970                 0          148,395       6,894       13,461             0         2,543

         (394)             646               132           14,125         490        6,947        10,833        (1,100)

        8,358           13,680            16,949          133,548       8,079       23,844        88,938        16,402
   ----------         --------          --------       ----------    --------     --------      --------      --------

        7,964           18,296            17,081          296,068      15,463       44,252        99,771        17,845
   ----------         --------          --------       ----------    --------     --------      --------      --------



   $   18,268         $ 17,752          $ 15,954       $  264,722    $ 14,994     $ 41,931      $ 96,304      $ 16,885
   ==========         ========          ========       ==========    ========     ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A12

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                   SUBACCOUNTS
                                           -----------------------------------------------------------
                                                                                               AST
                                           AST AGGRESSIVE    AST CAPITAL   AST BALANCED   CONSERVATIVE
                                                ASSET       GROWTH ASSET       ASSET          ASSET
                                             ALLOCATION      ALLOCATION     ALLOCATION     ALLOCATION
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------   ------------   ------------   ------------


ASSETS
  Investment in the portfolios, at
     value...............................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ----------      -----------    -----------    -----------
  Net Assets.............................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ==========      ===========    ===========    ===========

NET ASSETS, representing:
  Accumulation units.....................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ----------      -----------    -----------    -----------
                                             $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ==========      ===========    ===========    ===========

  Units outstanding......................       201,158        3,861,233      5,592,980      1,998,139
                                             ==========      ===========    ===========    ===========

  Portfolio shares held..................       193,355        3,769,088      5,461,936      1,953,403
  Portfolio net asset value per share....    $    11.55      $     11.36    $     11.18    $     11.08
  Investment in portfolio shares, at
     cost................................    $2,056,743      $39,634,534    $57,026,447    $20,244,908


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                   SUBACCOUNTS
                                           -----------------------------------------------------------
                                                                                               AST
                                           AST AGGRESSIVE    AST CAPITAL   AST BALANCED   CONSERVATIVE
                                                ASSET       GROWTH ASSET       ASSET          ASSET
                                             ALLOCATION      ALLOCATION     ALLOCATION     ALLOCATION
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------   ------------   ------------   ------------


INVESTMENT INCOME
  Dividend income........................      $      0       $        0     $        0     $        0
                                             ----------      -----------    -----------    -----------

EXPENSES
  Charges to contract owners for assuming
     mortality risk and expense risk and
     for administration..................        18,137          397,734        598,842        233,230
                                             ----------      -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).............       (18,137)        (397,734)      (598,842)      (233,230)
                                             ----------      -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
  Capital gains distributions received...             0                0              0              0
  Realized gain (loss) on shares
     redeemed............................         1,175           45,694        117,995         38,980
  Net change in unrealized gain (loss) on
     investments.........................       188,717        3,184,313      4,041,218      1,403,482
                                             ----------      -----------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS...........       189,892        3,230,007      4,159,213      1,442,462
                                             ----------      -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...........    $  171,755      $ 2,832,273    $ 3,560,371    $ 1,209,232
                                             ==========      ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A13

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
     AST         AST FIRST    AST FIRST TRUST
PRESERVATION       TRUST          CAPITAL                          AST T. ROWE
    ASSET        BALANCED       APPRECIATION     AST ADVANCED    PRICE LARGE-CAP    AST MONEY    AST SMALL-CAP
 ALLOCATION       TARGET           TARGET         STRATEGIES          GROWTH          MARKET         GROWTH
  PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
------------    ----------    ---------------    ------------    ---------------    ---------    -------------



 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ----------     ----------       ----------       ----------         --------        --------       -------
 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ==========     ==========       ==========       ==========         ========        ========       =======


 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ----------     ----------       ----------       ----------         --------        --------       -------
 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ==========     ==========       ==========       ==========         ========        ========       =======

    430,815        337,354          339,596          460,885           27,730          16,981         3,900
 ==========     ==========       ==========       ==========         ========        ========       =======

    421,526        331,610          333,990          452,832           26,744         173,494         2,406
 $    10.84     $    10.72       $    10.62       $    10.80         $  10.86        $   1.00       $ 16.08
 $4,345,239     $3,357,032       $3,315,048       $4,616,683         $277,876        $173,494       $36,928






                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
     AST         AST FIRST    AST FIRST TRUST
PRESERVATION       TRUST          CAPITAL                          AST T. ROWE
    ASSET        BALANCED       APPRECIATION     AST ADVANCED    PRICE LARGE-CAP    AST MONEY    AST SMALL-CAP
 ALLOCATION       TARGET           TARGET         STRATEGIES          GROWTH          MARKET         GROWTH
  PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
------------    ----------    ---------------    ------------    ---------------    ---------    -------------



   $      0       $      0         $      0         $      0          $     0          $7,208        $    0
 ----------     ----------       ----------       ----------         --------        --------       -------



     49,256         24,142           21,103           36,526              851           2,255           128
 ----------     ----------       ----------       ----------         --------        --------       -------

    (49,256)       (24,142)         (21,103)         (36,526)            (851)          4,953          (128)
 ----------     ----------       ----------       ----------         --------        --------       -------



          0              0                0                0                0               0             0
     37,275          3,516            5,236           10,929               41               0           138
    224,092        197,823          231,924          273,898           12,561               0         1,754
 ----------     ----------       ----------       ----------         --------        --------       -------

    261,367        201,339          237,160          284,827           12,602               0         1,892
 ----------     ----------       ----------       ----------         --------        --------       -------


 $  212,111     $  177,197       $  216,057       $  248,301         $ 11,751        $  4,953       $ 1,764
 ==========     ==========       ==========       ==========         ========        ========       =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A14

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006



                                                                    SUBACCOUNTS
                            ------------------------------------------------------------------------------------------
                            AST PIMCO TOTAL                                               GARTMORE         AIM V.I.
                              RETURN BOND     AST INTERNATIONAL   AST INTERNATIONAL   GVIT DEVELOPING   PREMIER EQUITY
                               PORTFOLIO       VALUE PORTFOLIO     GROWTH PORTFOLIO       MARKETS            FUND
                            ---------------   -----------------   -----------------   ---------------   --------------


ASSETS
  Investment in the
     portfolios, at
     value................      $967,711           $292,789            $453,218           $675,855           $   0
                                --------           --------            --------           --------           -----
  Net Assets..............      $967,711           $292,789            $453,218           $675,855           $   0
                                ========           ========            ========           ========           =====

NET ASSETS, representing:
  Accumulation units......      $967,711           $292,789            $453,218           $675,855           $   0
                                --------           --------            --------           --------           -----
                                $967,711           $292,789            $453,218           $675,855           $   0
                                ========           ========            ========           ========           =====

  Units outstanding.......        93,888             26,926              42,719             42,250               0
                                ========           ========            ========           ========           =====

  Portfolio shares held...        84,664             15,541              27,385             43,103               0
  Portfolio net asset
     value per share......      $  11.43           $  18.84            $  16.55           $  15.68           $0.00
  Investment in portfolio
     shares, at cost......      $962,115           $272,751            $426,154           $582,029           $   0


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                            ------------------------------------------------------------------------------------------
                            AST PIMCO TOTAL                                               GARTMORE         AIM V.I.
                              RETURN BOND     AST INTERNATIONAL   AST INTERNATIONAL   GVIT DEVELOPING   PREMIER EQUITY
                               PORTFOLIO       VALUE PORTFOLIO     GROWTH PORTFOLIO       MARKETS            FUND
                            ---------------   -----------------   -----------------   ---------------   --------------


INVESTMENT INCOME
  Dividend income.........       $     0            $     0             $     0           $  2,475        $   132,504
                               ---------           --------            --------           --------        -----------

EXPENSES
  Charges to contract
     owners for assuming
     mortality risk and
     expense risk and for
     administration.......         3,045                889               1,082              6,532             58,309
                               ---------           --------            --------           --------        -----------

NET INVESTMENT INCOME
  (LOSS)..................        (3,045)              (889)             (1,082)            (4,057)            74,195
                               ---------           --------            --------           --------        -----------

NET REALIZED AND
     UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains
     distributions
     received.............             0                  0                   0             40,456                  0
  Realized gain (loss) on
     shares redeemed......            26                 57                  69              6,682         (2,119,459)
  Net change in unrealized
     gain (loss) on
     investments..........         5,596             20,038              27,064             75,502          2,682,141
                               ---------           --------            --------           --------        -----------

NET GAIN (LOSS) ON
  INVESTMENTS.............         5,622             20,095              27,133            122,640            562,682
                               ---------           --------            --------           --------        -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS......     $   2,577           $ 19,206            $ 26,051           $118,583        $   636,877
                               =========           ========            ========           ========        ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A15

                      FINANCIAL STATEMENTS OF PRUCO LIFE OF
              NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                            ----------------------------------------------------------------------------------
                                 PRUDENTIAL MONEY          PRUDENTIAL DIVERSIFIED            PRUDENTIAL
                                 MARKET PORTFOLIO              BOND PORTFOLIO             EQUITY PORTFOLIO
                            --------------------------   -------------------------   -------------------------
                             01/01/2006    01/01/2005     01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                 TO            TO             TO            TO            TO            TO
                             12/31/2006    12/31/2005     12/31/2006    12/31/2005    12/31/2006    12/31/2005
                            -----------   ------------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)...............  $   660,046   $    282,302   $ 1,448,222   $ 1,874,497   $  (145,921)  $  (181,925)
  Capital gains
     distributions
     received.............            0              0       403,433       361,013             0             0
  Realized gain (loss) on
     shares redeemed......            0              0      (253,409)       21,898      (567,745)   (1,399,206)
  Net change in unrealized
     gain (loss) on
     investments..........            0              0      (231,858)   (1,367,906)    4,991,186     5,514,800
                            -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS......      660,046        282,302     1,366,388       889,502     4,277,520     3,933,669
                            -----------   ------------   -----------   -----------   -----------   -----------

CONTRACT OWNER
     TRANSACTIONS
  Contract owner net
     payments.............      173,462      1,121,678       156,646        58,358       807,751       920,939
  Surrenders, withdrawals
     and death benefits...   (4,928,984)    (4,989,612)   (7,041,598)   (6,519,646)   (4,793,754)   (4,671,529)
  Net transfers between
     other subaccounts or
     fixed rate option....    7,478,164       (991,345)     (499,197)       12,450      (556,283)      372,903
  Withdrawal and other
     charges..............       (8,314)        (8,201)      (17,836)      (21,461)      (27,690)      (25,823)
                            -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS.........    2,714,328     (4,867,480)   (7,401,985)   (6,470,299)   (4,569,976)   (3,403,510)
                            -----------   ------------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS........    3,374,374     (4,585,178)   (6,035,597)   (5,580,797)     (292,456)      530,159

NET ASSETS
  Beginning of period.....   18,537,757     23,122,935    45,523,948    51,104,745    42,334,034    41,803,875
                            -----------   ------------   -----------   -----------   -----------   -----------
  End of period...........  $21,912,131   $ 18,537,757   $39,488,351   $45,523,948   $42,041,578   $42,334,034
                            ===========   ============   ===========   ===========   ===========   ===========

  Beginning units.........   16,041,468     20,179,511    28,661,454    32,767,335    23,618,562    25,260,747
                            -----------   ------------   -----------   -----------   -----------   -----------
  Units issued............   11,180,114      6,282,287       994,568     1,038,819       931,782     2,266,109
  Units redeemed..........   (8,477,103)   (10,420,330)   (5,637,249)   (5,144,700)   (3,267,039)   (3,908,294)
                            -----------   ------------   -----------   -----------   -----------   -----------
  Ending units............   18,744,479     16,041,468    24,018,773    28,661,454    21,283,305    23,618,562
                            ===========   ============   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A16

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
     PRUDENTIAL VALUE         PRUDENTIAL HIGH YIELD BOND      PRUDENTIAL STOCK INDEX           PRUDENTIAL GLOBAL
         PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
     TO             TO             TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



$    25,007    $    (9,870)     1,377,958    $ 1,322,456    $    82,825    $    36,632    $   (94,744)   $   (85,727)

  1,648,375              0              0              0        150,913      1,384,001              0              0

    975,796        138,663       (842,159)    (1,047,317)      (138,518)      (760,772)        74,549       (224,727)

  5,448,081      5,877,230      1,266,613        175,745      6,913,322        951,050      2,001,674      1,741,992
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




  8,097,259      6,006,023      1,802,412        450,884      7,008,542      1,610,911      1,981,479      1,431,538
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




  3,452,121      2,088,968         67,213         31,508        777,655      2,538,615        287,368        591,574

 (5,269,743)    (4,051,195)    (3,665,231)    (3,745,437)    (6,199,138)    (6,062,899)    (1,006,672)      (841,157)


    191,751        748,930       (184,490)      (308,919)      (887,263)      (607,125)       142,217        (92,359)

    (38,736)       (29,827)       (10,171)       (12,219)       (37,153)       (32,341)        (9,611)        (7,027)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------





 (1,664,607)    (1,243,124)    (3,792,679)    (4,035,067)    (6,345,899)    (4,163,750)      (586,698)      (348,969)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



  6,432,652      4,762,899     (1,990,267)    (3,584,183)       662,643     (2,552,839)     1,394,781      1,082,569


 45,457,116     40,694,217     22,970,996     26,555,179     54,609,307     57,162,146     11,330,714     10,248,145
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$51,889,768    $45,457,116    $20,980,729    $22,970,996    $55,271,950    $54,609,307    $12,725,495    $11,330,714
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

 20,451,192     20,353,531     15,050,813     17,740,008     32,972,150     34,831,097      7,149,745      7,323,405
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  3,015,825      3,105,897        477,075        768,280      1,402,293      4,004,591        597,480        830,945
 (2,971,144)    (3,008,236)    (2,886,791)    (3,457,475)    (4,717,476)    (5,863,538)      (887,645)    (1,004,605)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
 20,495,873     20,451,192     12,641,097     15,050,813     29,656,967     32,972,150      6,859,580      7,149,745
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A17

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------
                                                               PRUDENTIAL SMALL            T. ROWE PRICE
                                 PRUDENTIAL JENNISON         CAPITALIZATION STOCK       INTERNATIONAL STOCK
                                      PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                              -------------------------   -------------------------   -----------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005   01/01/2006   01/01/2005
                                   TO            TO            TO            TO           TO           TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006   12/31/2005
                              -----------   -----------   -----------   -----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss).................  $  (529,744)  $  (645,978)  $   (88,851)  $   (86,790)  $   (9,181)  $    7,747
  Capital gains
     distributions
     received...............            0             0       511,730       646,397       12,499       11,838
  Realized gain (loss) on
     shares redeemed........   (1,309,568)   (2,167,386)      613,797       394,590      143,642       12,507
  Net change in unrealized
     gain (loss) on
     investments............    1,774,824     8,801,672       272,233      (355,178)     450,720      429,941
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      (64,488)    5,988,308     1,308,909       599,019      597,680      462,033
                              -----------   -----------   -----------   -----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............      803,581       850,092        16,771        56,008       74,281        4,746
  Surrenders, withdrawals
     and death benefits.....   (6,160,871)   (5,913,830)   (1,798,631)   (1,297,173)    (632,972)    (297,123)
  Net transfers between
     other subaccounts or
     fixed rate option......   (1,132,815)   (1,504,605)     (113,357)      230,453      143,304       99,195
  Withdrawal and other
     charges................      (32,899)      (34,633)       (4,529)       (5,130)      (1,406)      (1,562)
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (6,523,004)   (6,602,976)   (1,899,746)   (1,015,842)    (416,793)    (194,744)
                              -----------   -----------   -----------   -----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............   (6,587,492)     (614,668)     (590,837)     (416,823)     180,887      267,289


NET ASSETS
  Beginning of period.......   51,212,800    51,827,468    10,791,035    11,207,858    3,683,590    3,416,301
                              -----------   -----------   -----------   -----------   ----------   ----------
  End of period.............  $44,625,308   $51,212,800   $10,200,198   $10,791,035   $3,864,477   $3,683,590
                              ===========   ===========   ===========   ===========   ==========   ==========

  Beginning units...........   29,303,323    33,127,405     4,605,545     5,059,203    2,806,669    2,978,504
                              -----------   -----------   -----------   -----------   ----------   ----------
  Units issued..............    1,698,812     1,697,495       228,288       520,214      311,353      270,059
  Units redeemed............   (5,144,374)   (5,521,577)     (984,119)     (973,872)    (610,582)    (441,894)
                              -----------   -----------   -----------   -----------   ----------   ----------
  Ending units..............   25,857,761    29,303,323     3,849,714     4,605,545    2,507,440    2,806,669
                              ===========   ===========   ===========   ===========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A18

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   T. ROWE PRICE EQUITY        PREMIER VIT OPCAP MANAGED      PREMIER VIT OPCAP SMALL
     INCOME PORTFOLIO                  PORTFOLIO                   CAP PORTFOLIO           AIM V.I. CORE EQUITY FUND
--------------------------    --------------------------    --------------------------    --------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
     TO             TO             TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
 ----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



$    23,876    $    24,222    $    59,584    $   (28,841)   $  (127,924)   $  (131,725)   $  (113,530)   $     4,795

    395,626        718,321      1,645,719        537,154        536,411      1,387,146              0              0

    559,582        347,407        (78,602)        41,141        439,471        204,927        110,045        (36,804)

  1,336,895       (716,807)      (471,016)        56,323      1,023,431     (1,699,822)     2,020,852        329,661
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



  2,315,979        373,143      1,155,685        605,777      1,871,389       (239,474)     2,017,367        297,652
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



     26,795         19,382         31,400         64,123          5,683         21,599         38,102         12,920

 (2,485,202)    (1,948,784)    (2,495,218)    (2,031,856)    (1,646,622)    (1,246,996)    (2,381,496)      (833,033)


    (86,691)       202,933        (66,682)      (312,927)      (244,080)      (422,013)    12,382,001       (346,039)
     (5,860)        (6,871)        (6,848)        (8,149)        (3,198)        (3,667)        (7,772)        (4,622)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




 (2,550,958)    (1,733,340)    (2,537,348)    (2,288,809)    (1,888,217)    (1,651,077)    10,030,835     (1,170,774)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (234,979)    (1,360,197)    (1,381,663)    (1,683,032)       (16,828)    (1,890,551)    12,048,202       (873,122)


 14,902,684     16,262,881     15,748,391     17,431,423      9,205,602     11,096,153      7,966,911      8,840,033
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$14,667,705    $14,902,684    $14,366,728    $15,748,391    $ 9,188,774    $ 9,205,602    $20,015,113    $ 7,966,911
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

  7,461,455      8,341,334     10,029,885     11,525,124      4,416,125      5,252,234      5,087,410      5,864,292
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    336,951        562,795        273,843        148,025        127,778        180,125      7,887,854        116,403
 (1,538,494)    (1,442,674)    (1,840,781)    (1,643,264)      (941,386)    (1,016,234)    (1,821,961)      (893,285)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  6,259,912      7,461,455      8,462,947     10,029,885      3,602,517      4,416,125     11,153,303      5,087,410
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A19

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------
                                JANUS ASPEN LARGE CAP     JANUS ASPEN INTERNATIONAL
                                       GROWTH -              GROWTH PORTFOLIO -          MFS VIT - RESEARCH
                                 INSTITUTIONAL SHARES        INSTITUTIONAL SHARES           BOND SERIES
                              -------------------------   -------------------------   -----------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005   01/01/2006   01/01/2005
                                   TO            TO            TO            TO           TO           TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006   12/31/2005
                              -----------   -----------   -----------   -----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss).................  $  (108,488)  $  (136,600)  $   118,242   $   (32,508)  $  (31,498)  $  (36,518)
  Capital gains
     distributions
     received...............            0             0             0             0            0            0
  Realized gain (loss) on
     shares redeemed........     (465,575)     (795,210)    1,462,099       400,973      (43,955)    (116,046)
  Net change in unrealized
     gain (loss) on
     investments............    1,685,650     1,244,788     6,199,458     4,171,867      373,277      394,138
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........    1,111,587       312,978     7,779,799     4,540,332      297,824      241,574
                              -----------   -----------   -----------   -----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............      144,294        20,547        25,109        34,245        7,278        5,992
  Surrenders, withdrawals
     and death benefits.....   (1,377,087)   (1,418,522)   (2,698,669)   (2,390,485)    (648,316)    (570,353)
  Net transfers between
     other subaccounts or
     fixed rate option......     (480,727)     (617,829)      (84,699)     (535,404)      33,199     (148,941)
  Withdrawal and other
     charges................       (6,464)       (7,891)       (8,886)       (8,346)      (1,681)      (2,165)
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (1,719,984)   (2,023,695)   (2,767,145)   (2,899,990)    (609,520)    (715,467)
                              -----------   -----------   -----------   -----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............     (608,397)   (1,710,717)    5,012,654     1,640,342     (311,696)    (473,893)

NET ASSETS
  Beginning of period.......   12,497,178    14,207,895    18,433,587    16,793,245    3,874,154    4,348,047
                              -----------   -----------   -----------   -----------   ----------   ----------
  End of period.............  $11,888,781   $12,497,178   $23,446,241   $18,433,587   $3,562,458   $3,874,154
                              ===========   ===========   ===========   ===========   ==========   ==========

  Beginning units...........    8,703,049    10,178,594     7,749,435     9,205,986    2,641,273    3,151,383
                              -----------   -----------   -----------   -----------   ----------   ----------
  Units issued..............      260,662       267,010       675,984       553,533      170,052      108,921
  Units redeemed............   (1,419,068)   (1,742,555)   (1,631,697)   (2,010,084)    (581,708)    (619,031)
                              -----------   -----------   -----------   -----------   ----------   ----------
  Ending units..............    7,544,643     8,703,049     6,793,722     7,749,435    2,229,617    2,641,273
                              ===========   ===========   ===========   ===========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A20

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                                 CREDIT SUISSE TRUST           AMERICAN CENTURY            FRANKLIN SMALL-MID
MFS EMERGING GROWTH SERIES        GLOBAL SMALL CAP              VP VALUE FUND            CAP GROWTH SECURITIES
--------------------------    ------------------------    -------------------------    -------------------------
 01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006    01/01/2005
     TO             TO            TO            TO            TO             TO             TO            TO
 12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006    12/31/2005
 ----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



$  (155,020)   $  (164,271)   $  (37,353)   $  (36,315)   $    1,181    $   (28,737)   $   (70,640)   $  (78,662)

          0              0             0             0       499,871        633,327              0             0

   (410,232)      (747,580)      (11,400)     (115,107)      140,841        194,470        (20,822)     (121,230)

  1,249,949      1,744,384       338,698       501,161       238,118       (595,826)       430,793       356,516
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



    684,697        832,533       289,945       349,739       880,011        203,234        339,331       156,624
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



     23,282         40,399       128,903         7,216         5,787        166,507         10,476             0

 (1,506,400)    (1,359,955)     (318,758)     (351,949)     (795,472)    (1,069,071)      (894,622)     (715,637)


   (271,561)      (532,223)     (105,800)       49,411       (68,437)        47,326       (254,873)     (224,761)
     (5,854)        (7,120)       (1,298)       (1,506)       (2,111)        (2,519)        (2,494)       (2,998)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------




 (1,760,533)    (1,858,899)     (296,953)     (296,828)     (860,233)      (857,757)    (1,141,513)     (943,396)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------


 (1,075,836)    (1,026,366)       (7,008)       52,911        19,778       (654,523)      (802,182)     (786,772)


 11,820,602     12,846,968     2,700,846     2,647,935     5,766,369      6,420,892      5,456,311     6,243,083
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
$10,744,766    $11,820,602    $2,693,838    $2,700,846    $5,786,147    $ 5,766,369    $ 4,654,129    $5,456,311
===========    ===========    ==========    ==========    ==========    ===========    ===========    ==========

  8,519,032      9,970,085     2,101,703     2,360,192     3,039,057      3,504,307      3,461,589     4,098,194
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
    273,468        263,691       215,537       216,759       121,546        314,612        147,367       139,569
 (1,512,977)    (1,714,744)     (439,629)     (475,248)     (553,332)      (779,862)      (848,438)     (776,174)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
  7,279,523      8,519,032     1,877,611     2,101,703     2,607,271      3,039,057      2,760,518     3,461,589
===========    ===========    ==========    ==========    ==========    ===========    ===========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A21

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                 SUBACCOUNTS
                              ---------------------------------------------------------------------------------
                                                            PRUDENTIAL DIVERSIFIED
                              PRUDENTIAL JENNISON 20/20          CONSERVATIVE
                                   FOCUS PORTFOLIO             GROWTH PORTFOLIO         DAVIS VALUE PORTFOLIO
                              -------------------------   -------------------------   -------------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                   TO            TO            TO            TO            TO            TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                              -----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $   (70,346)  $   (71,472)  $   156,454   $   140,151   $   (39,375)  $   (26,121)
  Capital gains
     distributions
     received...............      449,091             0        34,393             0             0             0
  Realized gain (loss) on
     shares redeemed........      240,948       103,776      (261,729)     (376,765)      326,559       146,241
  Net change in unrealized
     gain (loss) on
     investments............      218,027     1,116,878       487,384       701,045       456,139       333,759
                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      837,720     1,149,182       416,502       464,431       743,323       453,879
                              -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............       43,047        40,199       103,302         2,954         7,491       396,059
  Surrenders, withdrawals
     and death benefits.....     (996,215)     (906,221)   (1,332,725)   (1,643,565)   (1,131,689)   (1,063,210)
  Net transfers between
     other subaccounts or
     fixed rate option......      494,238       304,445        56,759       272,349       329,726       205,143
  Withdrawal and other
     charges................       (2,751)       (2,758)       (3,328)       (3,832)       (1,510)       (1,714)
                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........     (461,681)     (564,335)   (1,175,992)   (1,372,094)     (795,982)     (463,722)
                              -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............      376,039       584,847      (759,490)     (907,663)      (52,659)       (9,843)

NET ASSETS
  Beginning of period.......    6,938,915     6,354,068     8,512,501     9,420,164     6,001,448     6,011,291
                              -----------   -----------   -----------   -----------   -----------   -----------
  End of period.............  $ 7,314,954   $ 6,938,915   $ 7,753,011   $ 8,512,501   $ 5,948,789   $ 6,001,448
                              ===========   ===========   ===========   ===========   ===========   ===========

  Beginning units...........    4,824,712     5,297,733     6,305,042     7,365,888     5,418,559     5,858,409
                              -----------   -----------   -----------   -----------   -----------   -----------
  Units issued..............      797,950       634,590       369,679       386,507       793,250       532,524
  Units redeemed............   (1,103,539)   (1,107,611)   (1,228,835)   (1,447,353)   (1,476,101)     (972,374)
                              -----------   -----------   -----------   -----------   -----------   -----------
  Ending units..............    4,519,123     4,824,712     5,445,886     6,305,042     4,735,708     5,418,559
                              ===========   ===========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A22

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                  PRUDENTIAL SP                                              PRUDENTIAL SP
    ALLIANCEBERNSTEIN        T.ROWE PRICE LARGE CAP            PRUDENTIAL SP                   SMALL-CAP
    LARGE CAP GROWTH            GROWTH PORTFOLIO           DAVIS VALUE PORTFOLIO            VALUE PORTFOLIO
------------------------    ------------------------    --------------------------    --------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
    TO            TO            TO            TO             TO             TO             TO             TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



$  (12,557)   $  (12,582)   $  (46,802)   $  (41,319)   $  (124,132)   $   (93,571)   $  (228,179)   $  (176,087)

         0             0       369,309             0        248,246      1,236,863      3,132,208      1,893,290

   (56,971)      (39,590)       25,774        42,615        177,633         87,433         41,319        159,233

    40,457       167,104      (214,675)      392,629      1,682,229       (170,049)      (434,338)    (1,266,904)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



   (29,071)      114,932       133,606       393,925      1,983,976      1,060,676      2,511,010        609,532
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



        54        87,456       110,804       319,017        792,414      2,589,264      4,865,795      3,171,223

  (169,484)     (161,404)     (147,417)     (125,832)      (589,073)      (428,447)      (924,900)      (911,721)


     1,212        41,776        49,555       (72,780)       (10,342)        90,263       (491,440)       559,884
      (252)         (328)       (4,771)       (3,611)       (21,573)       (13,592)       (40,189)       (30,167)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------




  (168,470)      (32,500)        8,171       116,794        171,426      2,237,488      3,409,266      2,789,219
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------


  (197,541)       82,432       141,777       510,719      2,155,402      3,298,164      5,920,276      3,398,751


 1,012,293       929,861     3,004,337     2,493,618     14,917,849     11,619,685     18,843,658     15,444,907
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
$  814,752    $1,012,293    $3,146,114    $3,004,337    $17,073,251    $14,917,849    $24,763,934    $18,843,658
==========    ==========    ==========    ==========    ===========    ===========    ===========    ===========

 1,549,023     1,611,465     2,695,649     2,632,586     11,153,907      9,575,516     12,327,803     10,478,341
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
   208,306       178,432       213,056       384,419        948,369      2,829,120      3,660,099      3,691,810
  (484,751)     (240,874)     (191,306)     (321,356)      (855,062)    (1,250,729)    (1,739,729)    (1,842,348)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
 1,272,578     1,549,023     2,717,399     2,695,649     11,247,214     11,153,907     14,248,173     12,327,803
==========    ==========    ==========    ==========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A23

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------

                              PRUDENTIAL SP SMALL CAP   PRUDENTIAL SP PIMCO TOTAL    PRUDENTIAL SP PIMCO HIGH
                                  GROWTH PORTFOLIO           RETURN PORTFOLIO            YIELD PORTFOLIO
                              -----------------------   -------------------------   -------------------------
                              01/01/2006   01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                  TO           TO            TO            TO            TO            TO
                              12/31/2006   12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                              ----------   ----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $  (44,584)  $  (37,892)  $ 1,134,029   $ 1,323,499   $   937,952   $   699,791
  Capital gains
     distributions
     received...............           0            0             0       665,637       139,131       174,047
  Realized gain (loss) on
     shares redeemed........      36,403        7,203      (128,688)       19,330           654        16,243
  Net change in unrealized
     gain (loss) on
     investments............     294,591       68,409      (149,656)   (1,677,802)      161,934      (538,965)
                              ----------   ----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........     286,410       37,720       855,685       330,664     1,239,671       351,116
                              ----------   ----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............     113,084      425,553     1,330,056     7,619,868     1,824,048     3,690,263
  Surrenders, withdrawals
     and death benefits.....    (124,501)    (100,126)   (3,721,566)   (2,351,826)     (858,333)     (572,865)
  Net transfers between
     other subaccounts or
     fixed rate option......      77,963       40,194      (609,751)    1,387,361        21,523       356,222
  Withdrawal and other
     charges................      (5,553)      (3,918)      (55,109)      (39,301)      (27,925)      (19,758)
                              ----------   ----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........      60,993      361,703    (3,056,370)    6,616,102       959,313     3,453,862
                              ----------   ----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............     347,403      399,423    (2,200,685)    6,946,766     2,198,984     3,804,978

NET ASSETS
  Beginning of period.......   2,663,579    2,264,156    43,643,151    36,696,385    15,322,010    11,517,032
                              ----------   ----------   -----------   -----------   -----------   -----------
  End of period.............  $3,010,982   $2,663,579   $41,442,466   $43,643,151   $17,520,994   $15,322,010
                              ==========   ==========   ===========   ===========   ===========   ===========

  Beginning units...........   2,652,792    2,352,380    37,150,288    30,931,506    11,537,641     8,863,667
                              ----------   ----------   -----------   -----------   -----------   -----------
  Units issued..............     350,034      627,859     3,112,219    10,509,137     2,053,000     4,143,000
  Units redeemed............    (270,041)    (327,447)   (5,610,544)   (4,290,355)   (1,344,042)   (1,469,026)
                              ----------   ----------   -----------   -----------   -----------   -----------
  Ending units..............   2,732,785    2,652,792    34,651,963    37,150,288    12,246,599    11,537,641
                              ==========   ==========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A24

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
  JANUS ASPEN LARGE CAP
         GROWTH                                                                      PRUDENTIAL SP STRATEGIC
   PORTFOLIO - SERVICE       PRUDENTIAL SP LARGE CAP     PRUDENTIAL SP AIM CORE      PARTNERS FOCUSED GROWTH
         SHARES                  VALUE PORTFOLIO            EQUITY PORTFOLIO                PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   (31,163)   $  (23,161)   $  (15,931)   $  (41,909)   $  (10,439)   $   (8,455)   $  (30,955)   $  (23,546)

         0             0       309,341       153,032        88,781             0       129,792             0

    30,503        14,758       178,932       139,753        17,263        24,816        26,155        18,323

   235,271        50,884       526,324        60,801       122,679        28,558      (168,793)      227,002
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   234,611        42,481       998,666       311,677       218,284        44,919       (43,801)      221,779
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 2,045,698       160,317        39,398       820,571        20,731       366,666       161,343       272,679

   (24,536)      (38,579)     (499,359)     (540,628)      (40,122)      (41,373)      (91,654)      (78,062)


   (80,536)      (74,643)     (318,079)      351,335       (22,483)     (247,517)      106,936       173,156
    (4,359)       (4,514)       (9,237)       (6,305)       (2,505)       (1,816)       (3,000)       (1,985)
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




 1,936,267        42,581      (787,277)      624,973       (44,379)       75,960       173,625       365,788
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


 2,170,878        85,062       211,389       936,650       173,905       120,879       129,824       587,567


 1,739,414     1,654,352     6,499,939     5,563,289     1,557,612     1,436,733     1,895,194     1,307,627
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 3,910,292    $1,739,414    $6,711,328    $6,499,939    $1,731,517    $1,557,612    $2,025,018    $1,895,194
 =========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

 1,560,801     1,556,535     4,963,360     4,543,097     1,617,861     1,570,182     1,649,479     1,402,862
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 1,823,797       165,952       114,905     1,204,169        58,754       374,121       325,006       409,596
  (432,839)     (161,686)     (695,828)     (783,906)     (104,042)     (326,442)     (183,312)     (162,979)
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 2,951,759     1,560,801     4,382,437     4,963,360     1,572,573     1,617,861     1,791,173     1,649,479
 =========    ==========    ==========    ==========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A25

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                    SUBACCOUNTS
                                 --------------------------------------------------------------------------------
                                                                                              PRUDENTIAL SP
                                                                SP PRUDENTIAL U.S.             CONSERVATIVE
                                   PRUDENTIAL SP MID CAP             EMERGING                ASSET ALLOCATION
                                     GROWTH PORTFOLIO            GROWTH PORTFOLIO               PORTFOLIO
                                 ------------------------   -------------------------   -------------------------
                                 01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                 ----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)....................  $ (106,247)  $   (88,126)  $  (169,152)  $  (122,772)  $   524,765   $   (69,591)
  Capital gains distributions
     received..................           0             0       769,260     1,162,418       424,609       677,989
  Realized gain (loss) on
     shares redeemed...........     124,961       123,056       187,498        82,649       265,612       264,570
  Net change in unrealized gain
     (loss) on investments.....    (264,272)      459,796       (33,762)      286,558       648,637       196,071
                                 ----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................    (245,558)      494,726       753,844     1,408,853     1,863,623     1,069,039
                                 ----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..     161,237     1,047,689     2,266,753       967,468       717,924     8,791,792
  Surrenders, withdrawals and
     death benefits............    (383,187)     (341,365)     (468,486)     (399,537)   (2,224,246)   (2,000,285)
  Net transfers between other
     subaccounts or fixed rate
     option....................      27,697     1,757,499       177,557     1,118,653      (405,910)      935,108
  Withdrawal and other
     charges...................     (11,627)       (7,576)      (18,081)      (13,297)      (49,821)      (29,269)
                                 ----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS..............    (205,880)    2,456,247     1,957,743     1,673,287    (1,962,053)    7,697,346
                                 ----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS................    (451,438)    2,950,973     2,711,587     3,082,140       (98,430)    8,766,385

NET ASSETS
  Beginning of period..........   6,978,673     4,027,700     9,620,239     6,538,099    27,938,257    19,171,872
                                 ----------   -----------   -----------   -----------   -----------   -----------
  End of period................  $6,527,235   $ 6,978,673   $12,331,826   $ 9,620,239   $27,839,827   $27,938,257
                                 ==========   ===========   ===========   ===========   ===========   ===========

  Beginning units..............   6,187,578     4,157,602     6,567,046     5,270,270    21,038,883    16,342,750
                                 ----------   -----------   -----------   -----------   -----------   -----------
  Units issued.................     488,302     3,112,348     2,146,900     2,338,441       977,082     7,843,081
  Units redeemed...............    (699,029)   (1,082,372)   (1,188,931)   (1,041,665)   (2,813,043)   (3,146,948)
                                 ----------   -----------   -----------   -----------   -----------   -----------
  Ending units.................   5,976,851     6,187,578     7,525,015     6,567,046    19,202,922    21,038,883
                                 ==========   ===========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A26

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
  PRUDENTIAL SP BALANCED                                    PRUDENTIAL SP AGGRESSIVE          PRUDENTIAL SP
           ASSET              PRUDENTIAL SP GROWTH ASSET    GROWTH  ASSET ALLOCATION          INTERNATIONAL
   ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO               PORTFOLIO               GROWTH PORTFOLIO
--------------------------    --------------------------    ------------------------    ------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
     TO             TO             TO             TO            TO            TO            TO            TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
 ----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------



$   657,806    $  (374,300)   $    75,172    $  (333,501)   $   14,841    $  (63,510)   $   13,521    $  (35,505)
  1,129,833      1,412,922        729,868        963,290       129,488       156,779       384,086       148,432

    878,036        542,056      1,011,820        572,810        92,929        60,616       124,645        59,828

  3,172,823      1,819,596      3,288,668      1,611,530       417,961       255,943       400,765       397,067
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------



  5,838,498      3,400,274      5,105,528      2,814,129       655,219       409,828       923,017       569,822
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------


  3,682,781     28,008,001      2,059,654     19,270,468       313,209       746,316       272,075       957,880

 (3,971,057)    (2,582,613)    (3,850,470)    (1,364,349)     (196,650)     (178,268)     (231,821)     (115,822)

 (2,391,120)     1,472,449       (287,959)     2,553,078      (106,844)      358,086       262,246       151,278
   (132,380)       (61,482)      (105,359)       (65,696)      (11,702)       (9,512)       (8,147)       (4,443)
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------




 (2,811,776)    26,836,355     (2,184,134)    20,393,501        (1,987)      916,622       294,353       988,893
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------


  3,026,722     30,236,629      2,921,394     23,207,630       653,232     1,326,450     1,217,370     1,558,715


 67,603,549     37,366,920     48,062,657     24,855,027     5,285,037     3,958,587     4,576,546     3,017,831
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
$70,630,271    $67,603,549    $50,984,051    $48,062,657    $5,938,269    $5,285,037    $5,793,916    $4,576,546
===========    ===========    ===========    ===========    ==========    ==========    ==========    ==========

 45,670,158     30,709,053     28,437,904     20,303,875     3,701,544     3,055,154     3,396,195     2,718,885
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
  3,191,878     22,356,279      2,549,061     13,134,859       341,779     1,046,529       815,298     1,403,818
 (6,269,741)    (7,395,174)    (5,040,081)    (5,000,830)     (396,327)     (400,139)     (587,724)     (726,508)
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
 42,592,295     45,670,158     25,946,884     28,437,904     3,646,996     3,701,544     3,623,769     3,396,195
===========    ===========    ===========    ===========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A27

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                      SUBACCOUNTS
                                      ---------------------------------------------------------------------------
                                           PRUDENTIAL SP
                                        INTERNATIONAL VALUE      EVERGREEN VA BALANCED      EVERGREEN VA GROWTH
                                             PORTFOLIO                    FUND                      FUND
                                      -----------------------   -----------------------   -----------------------
                                      01/01/2006   01/01/2005   01/01/2006   01/01/2005   01/01/2006   01/01/2005
                                          TO           TO           TO           TO           TO           TO
                                      12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                      ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)......  $  (13,559)  $  (48,697)    $   111      $   116      $  (208)     $  (150)
  Capital gains distributions
     received.......................      68,576      375,209           0            0          553            0
  Realized gain (loss) on shares
     redeemed.......................     178,639       47,072          11          194           33           14
  Net change in unrealized gain
     (loss) on investments..........   1,207,991      138,444       1,028          260          663        1,116
                                      ----------   ----------     -------      -------      -------      -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................   1,441,647      512,028       1,150          570        1,041          980
                                      ----------   ----------     -------      -------      -------      -------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.......   1,644,216      691,184           0       13,856            0            0
  Surrenders, withdrawals and death
     benefits.......................    (204,670)    (108,979)          0            0            0            0
  Net transfers between other
     subaccounts or fixed rate
     option.........................    (151,457)      89,988           0            0            0        7,501
  Withdrawal and other charges......     (10,204)      (7,159)          0            0           (6)          (2)
                                      ----------   ----------     -------      -------      -------      -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS.............   1,277,885      665,034           0       13,856           (6)       7,499
                                      ----------   ----------     -------      -------      -------      -------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.........................   2,719,532    1,177,062       1,150       14,426        1,035        8,479

NET ASSETS
  Beginning of period...............   4,989,051    3,811,989      14,426            0       11,375        2,896
                                      ----------   ----------     -------      -------      -------      -------
  End of period.....................  $7,708,583   $4,989,051     $15,576      $14,426      $12,410      $11,375
                                      ==========   ==========     =======      =======      =======      =======

  Beginning units...................   3,678,155    3,232,109      11,886            0        7,212        1,922
                                      ----------   ----------     -------      -------      -------      -------
  Units issued......................   1,329,344      908,006           0       11,887            0        5,290
  Units redeemed....................    (675,573)    (461,960)          2           (1)          (2)           0
                                      ----------   ----------     -------      -------      -------      -------
  Ending units......................   4,331,926    3,678,155      11,888       11,886        7,210        7,212
                                      ==========   ==========     =======      =======      =======      =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A28

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                              EVERGREEN VA SPECIAL       EVERGREEN INTERNATIONAL    EVERGREEN VA FUNDAMENTAL
 EVERGREEN VA OMEGA FUND           VALUES FUND                 EQUITY FUND               LARGE CAP FUND
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (7,078)     $ (6,746)     $ (1,910)     $   (947)     $  9,035      $  2,848      $ (1,786)     $ (2,564)
        0             0        27,239        21,152        22,311             0         6,963             0
   15,720         3,919         3,914           527         8,822         2,829         2,197         1,499

    6,787        10,940        11,822        (3,864)       42,271        42,202        35,277        29,794
 --------      --------      --------      --------      --------      --------      --------      --------


   15,429         8,113        41,065        16,868        82,439        47,879        42,651        28,729
 --------      --------      --------      --------      --------      --------      --------      --------


        0        41,558         3,892        14,051             0        62,661             0             0
  (58,282)       (1,141)       (8,629)         (557)      (10,954)       (1,817)       (4,734)       (7,301)

  (37,139)      (37,190)       (5,300)        4,780        10,036        (2,619)        3,726        66,572
     (400)         (373)         (324)         (307)         (151)         (112)          (40)          (32)
 --------      --------      --------      --------      --------      --------      --------      --------



  (95,821)        2,854       (10,361)       17,967        (1,069)       58,113        (1,048)       59,239
 --------      --------      --------      --------      --------      --------      --------      --------


  (80,392)       10,967        30,704        34,835        81,370       105,992        41,603        87,968


  443,518       432,551       215,227       180,392       387,372       281,380       397,624       309,656
 --------      --------      --------      --------      --------      --------      --------      --------
 $363,126      $443,518      $245,931      $215,227      $468,742      $387,372      $439,227      $397,624
 ========      ========      ========      ========      ========      ========      ========      ========

  309,578       308,139       133,329       121,801        27,738        22,984        33,252        27,752
 --------      --------      --------      --------      --------      --------      --------      --------
    9,699        46,151         7,825        12,212         1,918         5,670           294         6,256
  (76,030)      (44,712)      (13,802)         (684)       (1,943)         (916)         (383)         (756)
 --------      --------      --------      --------      --------      --------      --------      --------
  243,247       309,578       127,352       133,329        27,713        27,738        33,163        33,252
 ========      ========      ========      ========      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A29

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005


                                                                     SUBACCOUNTS
                                     ---------------------------------------------------------------------------
                                      AST ALLIANCEBERNSTEIN      AST AMERICAN CENTURY      AST AMERICAN CENTURY
                                         GROWTH & INCOME           INCOME & GROWTH          STRATEGIC BALANCED
                                            PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     -----------------------   -----------------------   -----------------------
                                     01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                         TO           TO           TO           TO           TO           TO
                                     12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                     ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss).....   $ (1,716)    $   (536)    $   (444)    $ (1,084)    $  (1,247)    $  (178)
  Capital gains distributions
     received......................          0            0            0            0         1,203           0
  Realized gain (loss) on shares
     redeemed......................        597          (11)       1,806          (84)       (4,852)          4
  Net change in unrealized gain
     (loss) on investments.........     35,114        2,839       33,687        3,178         8,247       1,150
                                      --------     --------     --------     --------     ---------     -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS....................     33,995        2,292       35,049        2,010         3,351         976
                                      --------     --------     --------     --------     ---------     -------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments......    187,659       80,919      175,912      169,773       244,037      42,736

  Surrenders, withdrawals and death
     benefits......................     (1,908)           0       (8,404)      (1,351)            0           0
  Net transfers between other
     subaccounts or fixed rate
     option........................      1,661       34,136      (17,938)      11,011      (165,998)      7,019
  Withdrawal and other charges.....         (8)           0         (832)           0           (37)          0
                                      --------     --------     --------     --------     ---------     -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS............    187,404      115,055      148,738      179,433        78,002      49,755
                                      --------     --------     --------     --------     ---------     -------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS........................    221,399      117,347      183,787      181,443        81,353      50,731

NET ASSETS
  Beginning of period..............    117,347            0      181,443            0        50,731           0
                                      --------     --------     --------     --------     ---------     -------
  End of period....................   $338,746     $117,347     $365,230     $181,443     $ 132,084     $50,731
                                      ========     ========     ========     ========     =========     =======

  Beginning units..................     11,426            0       17,562            0         4,911           0
                                      --------     --------     --------     --------     ---------     -------
  Units issued.....................     20,466       11,569       18,054       19,433        26,479       4,911
  Units redeemed...................     (2,603)        (143)      (3,785)      (1,871)      (19,505)          0
                                      --------     --------     --------     --------     ---------     -------
  Ending units.....................     29,289       11,426       31,831       17,562        11,885       4,911
                                      ========     ========     ========     ========     =========     =======




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A30

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

   AST COHEN & STEERS         AST GLOBAL ALLOCATION     AST DEAM LARGE-CAP VALUE       AST DEAM SMALL-CAP
    REALTY PORTFOLIO                PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (3,455)     $ (1,338)      $   206       $  (183)     $ (2,131)      $  (264)      $(1,101)      $  (222)
   40,994             0             0             0         9,891             0             0             0
    5,434           412            40            56          (176)           31           564           (12)

   95,361        12,885         2,821         1,254        29,869         1,790         4,988           960
 --------      --------       -------       -------      --------       -------       -------       -------


  138,334        11,959         3,067         1,127        37,453         1,557         4,451           726
 --------      --------       -------       -------      --------       -------       -------       -------


  171,398       155,482             0         4,631       465,563        40,153        20,718        54,505

  (10,383)         (306)          (99)            0             0             0        (3,330)            0

  305,920        60,173        11,696        17,299        55,230         1,272         7,952           360
     (759)           (6)          (53)            0          (224)            0           (92)            0
 --------      --------       -------       -------      --------       -------       -------       -------



  466,176       215,343        11,544        21,930       520,569        41,425        25,248        54,865
 --------      --------       -------       -------      --------       -------       -------       -------


  604,510       227,302        14,611        23,057       558,022        42,982        29,699        55,591


  227,302             0        23,057             0        42,982             0        55,591             0
 --------      --------       -------       -------      --------       -------       -------       -------
 $831,812      $227,302       $37,668       $23,057      $601,004       $42,982       $85,290       $55,591
 ========      ========       =======       =======      ========       =======       =======       =======

   18,909             0         2,168             0         4,011             0         5,390             0
 --------      --------       -------       -------      --------       -------       -------       -------
   42,048        20,139         1,080         4,348        49,447         4,555         6,484         5,506
   (8,294)       (1,230)          (14)       (2,180)       (1,417)         (544)       (3,766)         (116)
 --------      --------       -------       -------      --------       -------       -------       -------
   52,663        18,909         3,234         2,168        52,041         4,011         8,108         5,390
 ========      ========       =======       =======      ========       =======       =======       =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A31

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                        SUBACCOUNTS
                                        ---------------------------------------------------------------------------
                                                                                                 AST FEDERATED
                                           AST DEAM SMALL-CAP          AST HIGH YIELD              AGGRESSIVE
                                            VALUE PORTFOLIO              PORTFOLIO              GROWTH PORTFOLIO
                                        -----------------------   -----------------------   -----------------------
                                        01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                            TO           TO           TO           TO           TO           TO
                                        12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                        ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss).......    $ (1,971)    $   (779)   $   53,209    $ (5,283)    $ (7,563)    $ (2,468)
  Capital gains distributions
     received........................       8,719          489             0           0       11,822            0
  Realized gain (loss) on shares
     redeemed........................       1,041          191          (875)       (794)       5,629          (31)
  Net change in unrealized gain
     (loss) on investments...........      16,012         (519)       27,208      10,043       42,025       23,392
                                         --------     --------    ----------    --------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.......      23,801         (618)       79,542       3,966       51,913       20,893
                                         --------     --------    ----------    --------     --------     --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments........      85,074      110,143       355,953     555,853      229,600      142,745
  Surrenders, withdrawals and death
     benefits........................     (16,058)      (7,098)      (29,279)     (7,213)     (14,971)      (2,812)
  Net transfers between other
     subaccounts or fixed rate
     option..........................      17,880        3,015       113,968     173,415       (1,228)     224,949
  Withdrawal and other charges.......        (247)           0        (2,516)       (298)      (1,132)        (341)
                                         --------     --------    ----------    --------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT OWNER
     TRANSACTIONS....................      86,649      106,060       438,126     721,757      212,269      364,541
                                         --------     --------    ----------    --------     --------     --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS..........................     110,450      105,442       517,668     725,723      264,182      385,434

NET ASSETS
  Beginning of period................     105,442            0       725,723           0      385,434            0
                                         --------     --------    ----------    --------     --------     --------
  End of period......................    $215,892     $105,442    $1,243,391    $725,723     $649,616     $385,434
                                         ========     ========    ==========    ========     ========     ========

  Beginning units....................      10,520            0        73,577           0       35,160            0
                                         --------     --------    ----------    --------     --------     --------
  Units issued.......................      11,484       12,355        47,815      95,145       28,233       37,079
  Units redeemed.....................      (3,110)      (1,835)       (4,949)    (21,568)      (7,409)      (1,919)
                                         --------     --------    ----------    --------     --------     --------
  Ending units.......................      18,894       10,520       116,443      73,577       55,984       35,160
                                         ========     ========    ==========    ========     ========     ========




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A32

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                            AST GOLDMAN SACHS           AST GOLDMAN SACHS
    AST MID-CAP VALUE          AST SMALL-CAP VALUE            CONCENTRATED                   MID-CAP
        PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO            GROWTH PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (2,707)     $   (903)     $ (2,660)      $  (440)     $ (3,824)     $   (959)     $ (7,426)     $ (2,609)
   28,552             0         4,570             0             0             0             0             0
     (890)          (28)        2,278           126         1,040            74         2,148           354

    1,084         2,205        30,675         2,235        27,925         6,983        28,676        13,795
 --------      --------      --------       -------      --------      --------      --------      --------


   26,039         1,274        34,863         1,921        25,141         6,098        23,398        11,540
 --------      --------      --------       -------      --------      --------      --------      --------


  112,190       132,026       269,386        42,437       262,465       135,338       135,925       262,344
   (6,186)         (707)      (10,367)       (3,237)       (1,651)         (521)      (27,201)       (9,891)

   64,511         4,654        75,858        32,079        31,672         8,886        36,718       164,596
     (790)            0          (167)            0          (652)            0        (1,174)         (201)
 --------      --------      --------       -------      --------      --------      --------      --------



  169,725       135,973       334,710        71,279       291,834       143,703       144,268       416,848
 --------      --------      --------       -------      --------      --------      --------      --------

  195,764       137,247       369,573        73,200       316,975       149,801       167,666       428,388


  137,247             0        73,200             0       149,801             0       428,388             0
 --------      --------      --------       -------      --------      --------      --------      --------
 $333,011      $137,247      $442,773       $73,200      $466,776      $149,801      $596,054      $428,388
 ========      ========      ========       =======      ========      ========      ========      ========

   13,258             0         6,869             0        13,921             0        40,468             0
 --------      --------      --------       -------      --------      --------      --------      --------
   19,093        14,234        36,374         6,761        29,368        14,122        20,021        45,361
   (2,553)         (976)       (4,089)          108          (500)         (201)       (5,688)       (4,893)
 --------      --------      --------       -------      --------      --------      --------      --------
   29,798        13,258        39,154         6,869        42,789        13,921        54,801        40,468
 ========      ========      ========       =======      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A33

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005


                                                                       SUBACCOUNTS
                                       ---------------------------------------------------------------------------
                                                                     AST LORD ABBETT
                                         AST LARGE-CAP VALUE          BOND-DEBENTURE         AST MARSICO CAPITAL
                                              PORTFOLIO                 PORTFOLIO              GROWTH PORTFOLIO
                                       -----------------------   -----------------------   -----------------------
                                       01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                           TO           TO           TO           TO           TO           TO
                                       12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                       ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)......   $   (6,151)   $ (3,593)    $ 24,476     $ (3,546)   $  (14,988)   $ (4,490)
  Capital gains distributions
     received.......................       13,152           0        9,827          114             0           0
  Realized gain (loss) on shares
     redeemed.......................        5,275         160         (966)          18        (4,364)        540
  Net change in unrealized gain
     (loss) on investments..........      103,914      10,482       32,390        4,638        64,478      39,887
                                       ----------    --------     --------     --------    ----------    --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................      116,190       7,049       65,727        1,224        45,126      35,937
                                       ----------    --------     --------     --------    ----------    --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.......      410,764     258,130      166,443      611,392       826,408     378,869
  Surrenders, withdrawals and death
     benefits.......................      (17,700)     (2,622)     (50,553)      (4,487)      (18,676)     (2,567)
  Net transfers between other
     subaccounts or fixed rate
     option.........................       20,332     261,070      177,366       30,045      (222,441)    327,156
  Withdrawal and other charges......       (2,017)       (416)      (1,947)          (7)       (2,002)       (549)
                                       ----------    --------     --------     --------    ----------    --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS.............      411,379     516,162      291,309      636,943       583,289     702,909
                                       ----------    --------     --------     --------    ----------    --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.........................      527,569     523,211      357,036      638,167       628,415     738,846

NET ASSETS
  Beginning of period...............      523,211           0      638,167            0       738,846           0
                                       ----------    --------     --------     --------    ----------    --------
  End of period.....................   $1,050,780    $523,211     $995,203     $638,167    $1,367,261    $738,846
                                       ==========    ========     ========     ========    ==========    ========

  Beginning units...................       49,544           0       64,133            0        67,723           0
                                       ----------    --------     --------     --------    ----------    --------
  Units issued......................       47,216      53,320       38,235       69,445        90,373      72,933
  Units redeemed....................       (7,574)     (3,776)      (9,664)      (5,312)      (35,403)     (5,210)
                                       ----------    --------     --------     --------    ----------    --------
  Ending units......................       89,186      49,544       92,704       64,133       122,693      67,723
                                       ==========    ========     ========     ========    ==========    ========




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A34

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                                                        AST PIMCO LIMITED
                              AST NEUBERGER BERMAN        AST NEUBERGER BERMAN              MATURITY
AST MFS GROWTH PORTFOLIO    MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (2,291)     $   (735)     $ (5,856)     $ (1,141)    $   (9,347)    $ (3,848)    $   10,304     $ (4,991)
        0             0             0             0         97,627          729              0           55
      526           622         7,007           519         (1,937)         486           (394)          52

   10,365         4,819        42,987        15,079         (2,013)      30,771          8,358        5,992
 --------      --------      --------      --------     ----------     --------     ----------     --------


    8,600         4,706        44,138        14,457         84,330       28,138         18,268        1,108
 --------      --------      --------      --------     ----------     --------     ----------     --------


  181,263       100,575       318,808       131,866        353,141      318,831        242,390      528,919
   (2,343)         (811)      (10,361)          (21)       (16,415)      (2,485)       (63,802)     (20,146)

   26,338        (1,124)       69,365        39,073         61,032      259,470        174,930      246,722
     (595)            0          (419)            0         (1,425)        (346)        (3,107)        (300)
 --------      --------      --------      --------     ----------     --------     ----------     --------



  204,663        98,640       377,393       170,918        396,333      575,470        350,411      755,195
 --------      --------      --------      --------     ----------     --------     ----------     --------


  213,263       103,346       421,531       185,375        480,663      603,608        368,679      756,303


  103,346             0       185,375             0        603,608            0        756,303            0
 --------      --------      --------      --------     ----------     --------     ----------     --------
 $316,609      $103,346      $606,906      $185,375     $1,084,271     $603,608     $1,124,982     $756,303
 ========      ========      ========      ========     ==========     ========     ==========     ========

    9,609             0        16,346             0         55,423            0         75,195            0
 --------      --------      --------      --------     ----------     --------     ----------     --------
   20,109        10,929        40,991        16,408         47,728       59,108         46,627       80,324
     (629)       (1,320)       (6,357)          (62)        (9,103)      (3,685)       (12,214)      (5,129)
 --------      --------      --------      --------     ----------     --------     ----------     --------
   29,089         9,609        50,980        16,346         94,048       55,423        109,608       75,195
 ========      ========      ========      ========     ==========     ========     ==========     ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A35

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                   SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                                                                          AST T. ROWE PRICE
                                    AST ALLIANCEBERNSTEIN     AST ALLIANCEBERNSTEIN            NATURAL
                                     CORE VALUE PORTFOLIO       MANAGED INDEX 500        RESOURCES PORTFOLIO
                                   -----------------------   -----------------------   -----------------------
                                   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                       TO           TO           TO           TO           TO           TO
                                   12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                   ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)...   $   (544)     $  (316)    $ (1,127)     $  (212)   $  (31,346)  $   (7,735)
  Capital gains distributions
     received....................      3,970            0            0            0       148,395            0
  Realized gain (loss) on shares
     redeemed....................        646            7          132           44        14,125        1,861
  Net change in unrealized gain
     (loss) on investments.......     13,680        1,830       16,949          418       133,548      121,949
                                    --------      -------     --------      -------    ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................     17,752        1,521       15,954          250       264,722      116,075
                                    --------      -------     --------      -------    ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments....     78,547       44,128      190,300       27,371       670,809      385,311
  Surrenders, withdrawals and
     death benefits..............     (3,833)           0         (124)           0       (55,858)      (4,146)
  Net transfers between other
     subaccounts or fixed rate
     option......................     49,213        8,121          267       37,972       686,746      971,907
  Withdrawal and other charges...       (211)           0         (396)           0        (3,981)        (958)
                                    --------      -------     --------      -------    ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS................    123,716       52,249      190,047       65,343     1,297,716    1,352,114
                                    --------      -------     --------      -------    ----------   ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS......................    141,468       53,770      206,001       65,593     1,562,438    1,468,189

NET ASSETS
  Beginning of period............     53,770            0       65,593            0     1,468,189            0
                                    --------      -------     --------      -------    ----------   ----------
  End of period..................   $195,238      $53,770     $271,594      $65,593    $3,030,627   $1,468,189
                                    ========      =======     ========      =======    ==========   ==========

  Beginning units................      5,210            0        6,307            0       125,060            0
                                    --------      -------     --------      -------    ----------   ----------
  Units issued...................     11,661        5,210       18,602        6,766       133,639      133,729
  Units redeemed.................       (419)           0         (151)        (459)      (23,435)      (8,669)
                                    --------      -------     --------      -------    ----------   ----------
  Ending units...................     16,452        5,210       24,758        6,307       235,264      125,060
                                    ========      =======     ========      =======    ==========   ==========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A36

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                              AST JPMORGAN
 AST T. ROWE PRICE ASSET      AST MFS GLOBAL EQUITY       INTERNATIONAL EQUITY      AST T. ROWE PRICE GLOBAL
  ALLOCATION PORTFOLIO              PORTFOLIO                   PORTFOLIO                BOND PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




 $   (469)      $  (409)     $ (2,321)     $   (846)     $ (3,467)     $   (989)     $   (960)     $ (1,121)
    6,894             0        13,461             0             0             0         2,543            14
      490            24         6,947           329        10,833           194        (1,100)         (663)

    8,079         2,003        23,844         8,070        88,938        14,182        16,402        (4,281)
 --------       -------      --------      --------      --------      --------      --------      --------



   14,994         1,618        41,931         7,553        96,304        13,387        16,885        (6,051)
 --------       -------      --------      --------      --------      --------      --------      --------


  513,144        18,238       119,682       101,864       397,464       151,913       345,559       190,120

     (891)            0       (27,747)       (7,112)       (5,490)          (33)      (12,554)       (1,878)

   72,852        36,597       106,577        33,502       179,328        15,703       (13,453)       61,616
     (168)            0          (216)            0          (634)            0          (462)          (12)
 --------       -------      --------      --------      --------      --------      --------      --------



  584,937        54,835       198,296       128,254       570,668       167,583       319,090       249,846
 --------       -------      --------      --------      --------      --------      --------      --------


  599,931        56,453       240,227       135,807       666,972       180,970       335,975       243,795


   56,453             0       135,807             0       180,970             0       243,795             0
 --------       -------      --------      --------      --------      --------      --------      --------
 $656,384       $56,453      $376,034      $135,807      $847,942      $180,970      $579,770      $243,795
 ========       =======      ========      ========      ========      ========      ========      ========

    5,447             0        12,957             0        16,973             0        25,781             0
 --------       -------      --------      --------      --------      --------      --------      --------
   55,460         6,281        26,187        14,408        74,989        28,631        37,139        28,206
   (2,823)         (834)       (8,277)       (1,451)      (23,185)      (11,658)       (5,397)       (2,425)
 --------       -------      --------      --------      --------      --------      --------      --------
   58,084         5,447        30,867        12,957        68,777        16,973        57,523        25,781
 ========       =======      ========      ========      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A37

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------

                                  AST AGGRESSIVE ASSET      AST CAPITAL GROWTH ASSET       AST BALANCED ASSET
                                  ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                ------------------------   -------------------------   -------------------------
                                01/01/2006   12/05/2005*    01/01/2006   12/05/2005*    01/01/2006   12/05/2005*
                                    TO            TO            TO            TO            TO            TO
                                12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                ----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)...................  $  (18,137)    $    (35)   $  (397,734)    $   (286)   $  (598,842)   $     (850)
  Capital gains distributions
     received.................           0            0              0            0              0             0
  Realized gain (loss) on
     shares redeemed..........       1,175            0         45,694          (87)       117,995           228
  Net change in unrealized
     gain (loss) on
     investments..............     188,717         (654)     3,184,313       (2,009)     4,041,218        (3,221)
                                ----------     --------    -----------     --------    -----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     171,755         (689)     2,832,273       (2,382)     3,560,371        (3,843)
                                ----------     --------    -----------     --------    -----------    ----------

CONTRACT OWNER TRANSACTIONS
     Contract owner net
     payments.................   1,710,527       40,526     36,624,968      568,441     51,217,203     1,731,155
  Surrenders, withdrawals and
     death benefits...........     (64,663)           0       (590,054)           0       (707,845)            0
  Net transfers between other
     subaccounts or fixed rate
     option...................     318,910       68,702      3,298,696       86,000      5,092,353       175,758
  Withdrawal and other
     charges..................        (262)           0         (1,104)           0           (708)            0
                                ----------     --------    -----------     --------    -----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS.............   1,964,512      109,228     39,332,506      654,441     55,601,003     1,906,913
                                ----------     --------    -----------     --------    -----------    ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS...............   2,136,267      108,539     42,164,779      652,059     59,161,374     1,903,070

NET ASSETS
  Beginning of period.........     108,539            0        652,059            0      1,903,070             0
                                ----------     --------    -----------     --------    -----------    ----------
  End of period...............  $2,244,806     $108,539    $42,816,838     $652,059    $61,064,444    $1,903,070
                                ==========     ========    ===========     ========    ===========    ==========

  Beginning units.............      10,856            0         65,175            0        190,054             0
                                ----------     --------    -----------     --------    -----------    ----------
  Units issued................     199,905       10,856      4,425,294       65,230      6,161,302       206,945
  Units redeemed..............      (9,603)           0       (629,236)         (55)      (758,376)      (16,891)
                                ----------     --------    -----------     --------    -----------    ----------
  Ending units................     201,158       10,856      3,861,233       65,175      5,592,980       190,054
                                ==========     ========    ===========     ========    ===========    ==========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A38

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                           AST FIRST TRUST       AST FIRST TRUST      AST ADVANCED
  AST CONSERVATIVE ASSET        AST PRESERVATION ASSET     BALANCED TARGET    CAPITAL APPRECIATION     STRATEGIES
   ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO         PORTFOLIO         TARGET PORTFOLIO        PORTFOLIO
--------------------------    -------------------------    ---------------    --------------------    ------------
 01/01/2006    12/05/2005*    01/01/2006    12/05/2005*      03/20/2006*           03/20/2006*         03/20/2006*
     TO             TO            TO             TO               TO                   TO                  TO
 12/31/2006     12/31/2005    12/31/2006     12/31/2005       12/31/2006           12/31/2006          12/31/2006
 ----------    -----------    ----------    -----------    ---------------    --------------------    ------------




$  (233,230)    $     (617)   $  (49,256)     $    (69)       $  (24,142)          $  (21,103)         $  (36,526)
          0              0             0             0                 0                    0                   0

     38,980            634        37,275           (22)            3,516                5,236              10,929

  1,403,482         (4,689)      224,092            14           197,823              231,924             273,898
-----------     ----------    ----------      --------        ----------           ----------          ----------



  1,209,232         (4,672)      212,111           (77)          177,197              216,057             248,301
-----------     ----------    ----------      --------        ----------           ----------          ----------


 16,943,108        911,475     3,655,557             0         3,216,369            2,056,893           3,996,342

   (385,574)             0       (65,081)            0           (63,165)             (10,640)             (5,739)

  2,469,432        501,042       432,729       334,526           224,521            1,284,664             651,683
       (342)             0          (420)            0               (67)                  (2)                 (6)
-----------     ----------    ----------      --------        ----------           ----------          ----------




 19,026,624      1,412,517     4,022,785       334,526         3,377,658            3,330,915           4,642,280
-----------     ----------    ----------      --------        ----------           ----------          ----------


 20,235,856      1,407,845     4,234,896       334,449         3,554,855            3,546,972           4,890,581


  1,407,845              0       334,449             0                 0                    0                   0
-----------     ----------    ----------      --------        ----------           ----------          ----------
$21,643,701     $1,407,845    $4,569,345      $334,449        $3,554,855           $3,546,972          $4,890,581
===========     ==========    ==========      ========        ==========           ==========          ==========

    140,454              0        33,318             0                 0                    0                   0
-----------     ----------    ----------      --------        ----------           ----------          ----------
  2,158,399        180,814       617,887        34,415           358,084              360,919             546,803
   (300,714)       (40,360)     (220,390)       (1,097)          (20,730)             (21,323)            (85,918)
-----------     ----------    ----------      --------        ----------           ----------          ----------
  1,998,139        140,454       430,815        33,318           337,354              339,596             460,885
===========     ==========    ==========      ========        ==========           ==========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A39

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005



                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                AST T. ROWE PRICE                                         AST PIMCO
                                 LARGE-CAP GROWTH      AST MONEY       AST SMALL-CAP    TOTAL RETURN   AST INTERNATIONAL
                                    PORTFOLIO      MARKET PORTFOLIO  GROWTH PORTFOLIO  BOND PORTFOLIO   VALUE PORTFOLIO
                                -----------------  ----------------  ----------------  --------------  -----------------
                                   05/01/2006*        05/01/2006*       05/01/2006*      05/01/2006*      05/01/2006*
                                        TO                TO                TO               TO                TO
                                    12/31/2006        12/31/2006        12/31/2006       12/31/2006        12/31/2006
                                -----------------  ----------------  ----------------  --------------  -----------------


OPERATIONS
  Net investment income
     (loss)...................       $   (851)         $   4,953          $  (128)        $ (3,045)         $   (889)
  Capital gains distributions
     received.................              0                  0                0                0                 0
  Realized gain (loss) on
     shares redeemed..........             41                  0              138               26                57
  Net change in unrealized
     gain (loss) on
     investments..............         12,561                  0            1,754            5,596            20,038
                                     --------          ---------          -------         --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............         11,751              4,953            1,764            2,577            19,206
                                     --------          ---------          -------         --------          --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments.................        274,910            825,228           36,902          932,758           256,996
  Surrenders, withdrawals and
     death benefits...........           (269)                 0             (273)               0              (285)
  Net transfers between other
     subaccounts or fixed rate
     option...................          4,045           (656,687)             289           32,376            16,872
  Withdrawal and other
     charges..................              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS.............        278,686            168,541           36,918          965,134           273,583
                                     --------          ---------          -------         --------          --------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS...............        290,437            173,494           38,682          967,711           292,789

NET ASSETS
  Beginning of period.........              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------
  End of period...............       $290,437          $ 173,494          $38,682         $967,711          $292,789
                                     ========          =========          =======         ========          ========

  Beginning units.............              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------
  Units issued................         27,770             81,826            5,410           93,888            26,997
  Units redeemed..............            (40)           (64,845)          (1,510)               0               (71)
                                     --------          ---------          -------         --------          --------
  Ending units................         27,730             16,981            3,900           93,888            26,926
                                     ========          =========          =======         ========          ========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A40

                           SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------

AST INTERNATIONAL    GARTMORE GVIT DEVELOPING      AIM V.I. PREMIER EQUITY
 GROWTH PORTFOLIO             MARKETS                        FUND
-----------------    ------------------------    ---------------------------
   05/01/2006*       01/01/2006    3/14/2005*     01/01/2006      01/01/2005
        TO               TO            TO             TO              TO
    12/31/2006       12/31/2006    12/31/2005      4/28/2006      12/31/2005
   -----------       ----------    ----------    ------------    -----------



     $ (1,082)        $ (4,057)     $   (656)    $     74,195    $   (77,532)
            0           40,456         5,000                0              0

           69            6,682          (722)      (2,119,459)      (667,638)

       27,064           75,502        18,324        2,682,141      1,250,944
     --------         --------      --------     ------------    -----------



       26,051          118,583        21,946          636,877        505,774
     --------         --------      --------     ------------    -----------


      419,019          163,328        64,831            8,817         35,418

         (286)          (2,296)         (366)        (441,977)    (1,823,934)

        8,434          233,471        77,017      (12,854,020)      (390,118)
            0             (657)           (2)          (2,102)        (7,118)
     --------         --------      --------     ------------    -----------




      427,167          393,846       141,480      (13,289,282)    (2,185,752)
     --------         --------      --------     ------------    -----------


      453,218          512,429       163,426      (12,652,405)    (1,679,978)


            0          163,426             0       12,652,405     14,332,383
     --------         --------      --------     ------------    -----------
     $453,218         $675,855      $163,426     $          0    $12,652,405
     ========         ========      ========     ============    ===========

            0           13,541             0        8,898,082     10,502,551
     --------         --------      --------     ------------    -----------
       44,796           48,824        12,975           65,326        254,806
       (2,077)         (20,115)          566       (8,963,408)    (1,859,275)
     --------         --------      --------     ------------    -----------
       42,719           42,250        13,541                0      8,898,082
     ========         ========      ========     ============    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A41

                      NOTES TO THE FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2006

NOTE 1:    GENERAL

            Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Select and Discovery Choice Variable Annuity Contracts, (collectively, "Discovery Choice") are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

            Effective May 1, 2007, American Skandia Trust and American Skandia Investment Services, Inc. will be renamed Advanced Series Trust and AST Investment Services, Inc., respectively.

            The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are ninety-two subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available which invest in a corresponding portfolio of the Series Fund are:



PRUDENTIAL SERIES FUND
----------------------
Money Market Portfolio        SP Prudential U.S. Emerging               AST Mid-Cap Value Portfolio
Diversified Bond Portfolio    Growth Portfolio                          AST Small Cap Value Portfolio
Equity Portfolio              SP Conservative Asset Allocation          AST Goldman Sachs Concentrated
Value Portfolio               Portfolio                                 Growth Portfolio
High Yield Bond Portfolio     SP Balanced Asset Allocation Portfolio    AST Goldman Sachs Mid-Cap
Stock Index Portfolio         SP Growth Asset Allocation Portfolio      Growth Portfolio
Global Portfolio              SP Aggressive Growth Asset Alloca-tion    AST Large-Cap Value Portfolio
Jennison Portfolio            Portfolio                                 AST Lord Abbett Bond Debenture
Small Capitalization Stock    SP International Growth Portfolio         Portfolio
Portfolio                     SP International Value Portfolio          AST Marsico Capital Growth
Jennison 20/20 Focus          AST AllianceBernstein Growth &            Portfolio
Portfolio                     Income Portfolio                          AST MFS Growth Portfolio
Diversified Conservative      AST American Century Income &             AST Neuberger Berman Mid-Cap
Growth                        Growth Portfolio                          Growth Portfolio
Portfolio                     AST American Century Strategic            AST Neuberger Berman Mid-Cap
SP Davis Value Portfolio      Balanced Portfolio                        Value Portfolio
SP T.Rowe Price Large-Cap     AST Cohen & Steers Realty                 AST PIMCO Limited Maturity
Growth Portfolio              AST Global Allocation Portfolio           Bond
SP Small Cap Value Portfolio  AST DeAm Large-Cap Value Portfolio        Portfolio
SP Small Cap Growth           AST DeAm Small-Cap Growth Portfolio       AST AllianceBernstein Core
Portfolio                     AST DeAm Small-Cap Value Portfolio        Value
SP PIMCO Total Return         AST High Yield Portfolio                  Portfolio
Portfolio                     AST Federated Aggressive Growth           AST AllianceBernstein Managed
SP PIMCO High Yield           Portfolio                                 Index 500 Portfolio
Portfolio                                                               AST T.Rowe Price Natural
SP Large Cap Value Portfolio                                            Resources Portfolio
SP AIM Core Equity Portfolio
SP Strategic Partners
Focused
Growth Portfolio
SP Mid Cap Growth Portfolio




                                       A42


AST T.Rowe Price Asset        AST PIMCO Total Return Bond Portfolio     FRANKLIN TEMPLETON FUNDS
Allocation                    AST International Value Portfolio         ------------------------
Portfolio                     AST International Growth Portfolio
AST MFS Global Equity                                                   Small-Mid Cap Growth
Portfolio                     AIM VARIABLE INSURANCE                    Securities Fund
AST JPMorgan International    ----------------------
Equity                                                                  GARTMORE GVIT
Portfolio                     AIM V.I. Core Equity Fund                 -------------
AST T.Rowe Price Global Bond
Portfolio                     ALLIANCE                                  Developing Markets
AST Aggressive Asset          --------
Allocation                                                              JANUS ASPEN SERIES
Portfolio                     AllianceBernstein Large Cap Growth        ------------------
AST Capital Growth Asset
Allocation Portfolio          AMERICAN CENTURY VARIABLE                 Large Cap Growth Portfolio --
AST Balanced Asset            -------------------------                 Institutional Shares
Allocation                                                              Large Cap Growth Portfolio-
Portfolio                     PORTFOLIOS                                Service
AST Conservative Asset        ----------                                Shares
Allocation                                                              International Growth
Portfolio                     Value Fund                                Portfolio --
AST Preservation Asset                                                  Institutional Shares
Allocation                    CREDIT SUISSE
Portfolio                     -------------                             MFS VARIABLE INSURANCE TRUST
AST First Trust Balanced                                                ----------------------------
Target                        Trust Global Small Cap
Portfolio                                                               Research Bond Series
AST First Trust Capital       DAVIS                                     Emerging Growth Series
Appreciation Target           -----
Portfolio                                                               OCC PREMIER VIT
AST Advanced Strategies       Davis Value Portfolio                     ---------------
Portfolio
AST T.Rowe Price Large-Cap    EVERGREEN VA                              Opcap Managed Portfolio
Growth Portfolio              ------------                              Opcap Small Cap Portfolio
AST Money Market
AST Small Cap Growth          Balanced Fund                             T. ROWE PRICE
Portfolio                     Growth Fund                               -------------
                              Omega Fund
                              Special Values Fund                       International Stock Portfolio
                              International Equity Fund                 Equity Income Portfolio
                              Fundamental Large Cap Fund


            The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

            On May 1st, 2006, the following fund was merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2006 as a transfer in.


RETIRED PORTFOLIOS                 EXISTING PORTFOLIOS                 ASSETS MOVED
------------------                 -------------------                 ------------

AIM V.I. Premier Equity fund.....  AIM VI Core Equity Fund              $12,799,901




NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES
            The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

            Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolio, whose investment securities are stated at value.

            Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

            Dividend and Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.


                                       A43

NOTE 3:    TAXES

            Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life of New Jersey management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:    PURCHASES AND SALES OF INVESTMENTS

            The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2006 were as follows:


                                                       PURCHASES        SALES
                                                      -----------   ------------


Prudential Money Market Portfolio...................  $11,079,530   $ (8,664,634)
Prudential Diversified Bond Portfolio...............  $   390,833   $ (8,375,337)
Prudential Equity Portfolio.........................  $   960,070   $ (6,115,759)
Prudential Value Portfolio..........................  $ 4,605,406   $ (6,955,417)
Prudential High Yield Bond Portfolio................  $   180,306   $ (4,274,735)
Prudential Stock Index Portfolio....................  $ 1,262,988   $ (8,378,316)
Prudential Global Portfolio.........................  $   776,416   $ (1,534,056)
Prudential Jennison Portfolio.......................  $ 1,348,259   $ (8,532,798)
Prudential Small Capitalization Stock Portfolio.....  $   286,806   $ (2,334,094)
T. Rowe Price International Stock Portfolio.........  $   342,538   $   (810,174)
T. Rowe Price Equity Income Portfolio...............  $   654,285   $ (3,409,335)
Premier VIT OpCap Managed Portfolio.................  $   189,813   $ (2,933,801)
Premier VIT OpCap Small Cap Portfolio...............  $   317,213   $ (2,333,354)
AIM V.I. Core Equity Fund...........................  $12,834,191   $ (3,024,628)
Janus Aspen Large Cap Growth -- Institutional
  Shares............................................  $   185,457   $ (2,071,336)
Janus Aspen International Growth
  Portfolio -- Institutional Shares.................  $   783,135   $ (3,841,691)
MFS VIT -- Research Bond Series.....................  $   146,204   $   (805,847)
MFS Emerging Growth Series..........................  $   119,254   $ (2,034,806)
Credit Suisse Trust Global Small Cap................  $   232,706   $   (567,011)
American Century VP Value Fund......................  $   154,490   $ (1,092,783)
Franklin Small-Mid Cap Growth Securities............  $   208,857   $ (1,421,011)
Prudential Jennison 20/20 Focus Portfolio...........  $   910,024   $ (1,471,076)
Prudential Diversified Conservative Growth
  Portfolio.........................................  $   424,919   $ (1,712,470)
Davis Value Portfolio...............................  $   614,462   $ (1,492,845)
AllianceBernstein Large Cap Growth..................  $   125,757   $   (306,784)
Prudential SP T.Rowe Price Large Cap Growth
  Portfolio.........................................  $   200,159   $   (238,790)
Prudential SP Davis Value Portfolio.................  $ 1,226,322   $ (1,302,142)
Prudential SP Small-Cap Value Portfolio.............  $ 5,763,979   $ (2,685,897)
Prudential SP Small Cap Growth Portfolio............  $   324,923   $   (308,515)
Prudential SP PIMCO Total Return Portfolio..........  $ 2,640,762   $ (6,337,328)
Prudential SP PIMCO High Yield Portfolio............  $ 2,618,512   $ (1,909,827)
Janus Aspen Large Cap Growth Portfolio -- Service
  Shares............................................  $ 2,436,533   $   (540,572)
Prudential SP Large Cap Value Portfolio.............  $   129,527   $ (1,015,534)
Prudential SP AIM Core Equity Portfolio.............  $    50,277   $   (120,099)
Prudential SP Strategic Partners Focused Growth
  Portfolio.........................................  $   362,604   $   (219,934)
Prudential SP Mid Cap Growth Portfolio..............  $   438,172   $   (750,299)
SP Prudential U.S. Emerging Growth Portfolio........  $ 3,456,234   $ (1,667,664)
Prudential SP Conservative Asset Allocation
  Portfolio.........................................  $ 1,713,946   $ (4,125,603)
Prudential SP Balanced Asset Allocation Portfolio...  $ 6,117,316   $(10,061,592)
Prudential SP Growth Asset Allocation Portfolio.....  $ 5,265,559   $ (8,293,624)
Prudential SP Aggressive Growth Asset Allocation
  Portfolio.........................................  $   495,040   $   (585,396)
Prudential SP International Growth Portfolio........  $ 1,171,728   $   (958,154)
Prudential SP International Value Portfolio.........  $ 2,235,475   $ (1,055,229)
Evergreen VA Balanced Fund..........................  $        --   $       (256)
Evergreen VA Growth Fund............................  $        --   $       (215)

                                       A44

                                                       PURCHASES        SALES
                                                      -----------   ------------

Evergreen VA Omega Fund.............................  $    12,992   $   (115,891)
Evergreen VA Special Values Fund....................  $    13,851   $    (27,907)
Evergreen International Equity Fund.................  $    27,933   $    (36,240)
Evergreen VA Fundamental Large Cap Fund.............  $     3,734   $    (11,844)
AST AllianceBernstein Growth & Income Portfolio.....  $   214,316   $    (30,110)
AST American Century Income & Growth Portfolio......  $   188,902   $    (43,739)
AST American Century Strategic Balanced Portfolio...  $   277,382   $   (201,612)
AST Cohen & Steers Realty Portfolio.................  $   597,134   $   (138,556)
AST Global Allocation Portfolio.....................  $    11,696   $       (558)
AST DeAm Large-Cap Value Portfolio..................  $   546,355   $    (28,934)
AST DeAm Small-Cap Growth Portfolio.................  $    64,242   $    (40,095)
AST DeAm Small-Cap Value Portfolio..................  $   119,711   $    (35,417)
AST High Yield Portfolio............................  $   486,466   $    (62,655)
AST Federated Aggressive Growth Portfolio...........  $   288,623   $    (83,918)
AST Mid-Cap Value Portfolio.........................  $   184,419   $    (18,297)
AST Small-Cap Value Portfolio.......................  $   374,061   $    (42,418)
AST Goldman Sachs Concentrated Growth Portfolio.....  $   307,392   $    (19,382)
AST Goldman Sachs Mid-Cap Growth Portfolio..........  $   192,440   $    (55,597)
AST Large-Cap Value Portfolio.......................  $   474,805   $    (74,098)
AST Lord Abbett Bond-Debenture Portfolio............  $   371,734   $    (93,810)
AST Marsico Capital Growth Portfolio................  $   917,015   $   (349,166)
AST MFS Growth Portfolio............................  $   210,960   $     (8,588)
AST Neuberger Berman Mid-Cap Growth Portfolio.......  $   459,537   $    (87,999)
AST Neuberger Berman Mid-Cap Value Portfolio........  $   495,054   $   (111,257)
AST PIMCO Limited Maturity Bond Portfolio...........  $   465,964   $   (129,483)
AST AllianceBernstein Core Value Portfolio..........  $   136,046   $    (13,769)
AST AllianceBernstein Managed Index 500.............  $   191,544   $     (3,316)
AST T. Rowe Price Natural Resources Portfolio.......  $ 1,555,661   $   (295,688)
AST T. Rowe Price Asset Allocation Portfolio........  $   615,460   $    (32,767)
AST MFS Global Equity Portfolio.....................  $   293,268   $    (98,122)
AST JPMorgan International Equity Portfolio.........  $   828,100   $   (264,445)
AST T. Rowe Price Global Bond Portfolio.............  $   368,062   $    (54,101)
AST Aggressive Asset Allocation Portfolio...........  $ 2,098,691   $   (152,316)
AST Capital Growth Asset Allocation Portfolio.......  $45,963,067   $ (7,028,295)
AST Balanced Asset Allocation Portfolio.............  $61,572,209   $ (6,570,049)
AST Conservative Asset Allocation Portfolio.........  $22,309,204   $ (3,515,809)
AST Preservation Asset Allocation Portfolio.........  $ 6,458,747   $ (2,485,218)
AST First Trust Balanced Target Portfolio...........  $ 3,745,496   $   (391,980)
AST First Trust Capital Appreciation Target
  Portfolio.........................................  $ 3,663,720   $   (353,907)
AST Advanced Strategies Portfolio...................  $ 5,690,601   $ (1,084,847)
AST T. Rowe Price Large-Cap Growth Portfolio........  $   278,917   $     (1,083)
AST Money Market Portfolio..........................  $   825,211   $   (658,925)
AST Small-Cap Growth Portfolio......................  $    43,443   $     (6,654)
AST Pimco Total Return Bond Portfolio...............  $   964,507   $     (2,417)
AST International Value Portfolio...................  $   274,232   $     (1,538)
AST International Growth Portfolio..................  $   427,762   $     (1,677)
Gartmore GVIT Developing Markets....................  $   659,962   $   (272,648)
AIM V.I. Premier Equity Fund........................  $    10,848   $(13,358,439)




NOTE 5:    RELATED PARTY TRANSACTIONS

            Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

            The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the

                                       A45

SUBADVISORS' PERFORMANCE OF SUCH SERVICES. THE INVESTMENT MANAGERS ENTERED INTO SUBADVISORY AGREEMENTS WITH SEVERAL SUBADVISORS, INCLUDING PRUDENTIAL INVESTMENT MANAGEMENT, INC. AND JENNISON ASSOCIATES LLC, WHICH ARE INDIRECT, WHOLLY-OWNED SUBSIDIARIES OF PRUDENTIAL.

            The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

            The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:    FINANCIAL HIGHLIGHTS

            Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

            The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.


                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                             PRUDENTIAL MONEY MARKET PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         18,744    1.02005    to    1.30893  $21,912      4.66%   1.35%    to     1.80%     2.93%    to    3.35%
December 31, 2005         16,041    0.99102    to    1.26691  $18,538      2.83%   1.35%    to     1.80%     1.08%    to    1.54%
December 31, 2004         20,180    0.98039    to    1.24840  $23,123      1.01%   1.35%    to     1.80%    -0.78%    to   -0.33%
December 31, 2003         23,421    0.98810    to    1.25286  $27,702      0.86%   1.35%    to     1.80%    -0.94%    to   -0.51%
December 31, 2002         34,850    1.00991    to    1.25977  $41,500      1.51%   1.35%    to     1.65%    -0.12%    to    0.17%

                                                           PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         24,019    1.38043    to    1.64793  $39,488      4.85%   1.35%    to     1.65%     3.28%    to    3.59%
December 31, 2005         28,661    1.33655    to    1.59160  $45,524      5.25%   1.35%    to     1.65%     1.61%    to    1.91%
December 31, 2004         32,767    1.31540    to    1.56260  $51,105      4.39%   1.35%    to     1.65%     3.87%    to    4.18%
December 31, 2003         37,311    1.26643    to    1.50079  $55,872      4.01%   1.35%    to     1.65%     5.73%    to    6.05%
December 31, 2002         41,855    1.19774    to    1.41582  $59,121     11.65%   1.35%    to     1.65%     5.34%    to    5.64%

                                                                PRUDENTIAL EQUITY PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         21,283    1.23731    to    2.08496  $42,042      1.06%   1.35%    to     1.80%    10.59%    to   11.08%
December 31, 2005         23,619    1.11720    to    1.87806  $42,334      0.97%   1.35%    to     1.80%     9.50%    to    9.98%
December 31, 2004         25,261    1.01871    to    1.70828  $41,804      1.24%   1.35%    to     1.80%     7.98%    to    8.46%
December 31, 2003         27,122    0.94205    to    1.57580  $41,946      0.99%   1.35%    to     1.65%    29.51%    to   29.90%
December 31, 2002         29,120    0.72737    to    1.21384  $35,149      0.84%   1.35%    to     1.65%   -23.60%    to  -23.38%

                                                                PRUDENTIAL VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         20,496    1.54375    to    2.96458  $51,890      1.47%   1.35%    to     1.80%    17.83%    to   18.35%
December 31, 2005         20,451    1.31000    to    2.50630  $45,457      1.39%   1.35%    to     1.80%    14.60%    to   15.11%
December 31, 2004         20,354    1.14140    to    2.17838  $40,694      1.40%   1.35%    to     1.80%    14.25%    to   14.76%
December 31, 2003         18,950    0.99748    to    1.89915  $34,773      1.57%   1.35%    to     1.80%    25.81%    to   26.37%
December 31, 2002         20,406    0.79168    to    1.50369  $30,173      1.32%   1.35%    to     1.65%   -23.24%    to  -23.00%

                                       A46

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                           PRUDENTIAL HIGH YIELD BOND PORTFOLIO


December 31, 2006         12,641    1.34263    to    1.66129  $20,981      7.74%   1.35%    to     1.65%     8.44%    to    8.77%
December 31, 2005         15,051    1.23810    to    1.52788  $22,971      6.77%   1.35%    to     1.65%     1.74%    to    2.01%
December 31, 2004         17,740    1.21693    to    1.49829  $26,555      7.28%   1.35%    to     1.65%     8.52%    to    8.84%
December 31, 2003         19,799    1.12137    to    1.37730  $27,247      8.33%   1.35%    to     1.65%    23.00%    to   23.37%
December 31, 2002         22,383    0.91166    to    1.11685  $24,979     17.74%   1.35%    to     1.65%    -0.15%    to    0.18%

                                                             PRUDENTIAL STOCK INDEX PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         29,657    0.96910    to    2.16530  $55,272      1.58%   1.35%    to     1.75%    13.56%    to   14.02%
December 31, 2005         32,972    0.85200    to    1.90012  $54,609      1.49%   1.35%    to     1.75%     2.75%    to    3.14%
December 31, 2004         34,831    0.82814    to    1.84300  $57,162      1.62%   1.35%    to     1.75%     8.55%    to    8.98%
December 31, 2003         34,885    0.76179    to    1.69204  $54,006      1.44%   1.35%    to     1.65%    26.10%    to   26.48%
December 31, 2002         35,111    0.60378    to    1.33841  $44,387      1.22%   1.35%    to     1.65%   -23.45%    to  -23.23%

                                                                PRUDENTIAL GLOBAL PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,860    1.00233    to    2.13726  $12,725      0.64%   1.35%    to     1.80%    17.53%    to   18.05%
December 31, 2005          7,150    0.85110    to    1.81132  $11,331      0.60%   1.35%    to     1.80%    14.01%    to   14.53%
December 31, 2004          7,323    0.74506    to    1.58248  $10,248      0.99%   1.35%    to     1.80%     7.65%    to    8.13%
December 31, 2003          7,208    0.69073    to    1.46429  $ 9,537      0.37%   1.35%    to     1.65%    31.88%    to   32.28%
December 31, 2002          7,196    0.52344    to    1.10749  $ 7,433      1.06%   1.35%    to     1.65%   -26.36%    to  -26.15%

                                                               PRUDENTIAL JENNISON PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         25,858    0.69691    to    1.98290  $44,625      0.28%   1.35%    to     1.80%    -0.01%    to    0.44%
December 31, 2005         29,303    0.69559    to    1.97537  $51,213      0.10%   1.35%    to     1.80%    12.54%    to   13.05%
December 31, 2004         33,127    0.61691    to    1.74849  $51,827      0.45%   1.35%    to     1.80%     7.69%    to    8.18%
December 31, 2003         36,097    0.57165    to    1.61723  $52,789      0.26%   1.35%    to     1.65%    28.13%    to   28.53%
December 31, 2002         37,205    0.44585    to    1.25897  $43,711      0.20%   1.35%    to     1.65%   -32.08%    to  -31.87%

                                                      PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,850    2.10323    to    2.65787  $10,200      0.55%   1.35%    to     1.65%    12.81%    to   13.15%
December 31, 2005          4,606    1.86435    to    2.35028  $10,791      0.59%   1.35%    to     1.65%     5.52%    to    5.83%
December 31, 2004          5,059    1.76674    to    2.22179  $11,208      0.59%   1.35%    to     1.65%    20.06%    to   20.42%
December 31, 2003          5,173    1.47156    to    1.84609  $ 9,528      0.46%   1.35%    to     1.65%    36.02%    to   36.42%
December 31, 2002          6,136    1.08184    to    1.35384  $ 8,288      0.88%   1.35%    to     1.65%   -16.30%    to  -16.05%

                                                        T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,507    1.14486    to    1.54392  $ 3,864      1.14%   1.35%    to     1.65%    17.17%    to   17.51%
December 31, 2005          2,807    0.97711    to    1.31451  $ 3,684      1.62%   1.35%    to     1.65%    14.16%    to   14.49%
December 31, 2004          2,979    0.85590    to    1.14869  $ 3,416      1.09%   1.35%    to     1.65%    11.92%    to   12.27%
December 31, 2003          3,236    0.76471    to    1.02374  $ 3,306      1.22%   1.35%    to     1.65%    28.40%    to   28.77%
December 31, 2002          4,903    0.59558    to    0.79531  $ 3,609      0.89%   1.35%    to     1.65%   -19.61%    to  -19.39%

                                                           T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,260    1.54295    to    2.36313  $14,668      1.55%   1.35%    to     1.65%    17.03%    to   17.39%
December 31, 2005          7,461    1.31837    to    2.01408  $14,903      1.54%   1.35%    to     1.65%     2.23%    to    2.54%
December 31, 2004          8,341    1.28960    to    1.96512  $16,263      1.56%   1.35%    to     1.65%    13.05%    to   13.39%
December 31, 2003          9,103    1.14069    to    1.73402  $15,629      1.69%   1.35%    to     1.65%    23.46%    to   23.83%
December 31, 2002         10,042    0.92390    to    1.40102  $13,970      1.60%   1.35%    to     1.65%   -14.53%    to  -14.28%

                                                            PREMIER VIT OPCAP MANAGED PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          8,463    1.18165    to    1.70043  $14,367      1.79%   1.35%    to     1.65%     7.87%    to    8.20%
December 31, 2005         10,030    1.09540    to    1.57237  $15,748      1.21%   1.35%    to     1.65%     3.58%    to    3.89%
December 31, 2004         11,525    1.05759    to    1.51433  $17,431      1.50%   1.35%    to     1.65%     8.97%    to    9.29%
December 31, 2003         12,855    0.97053    to    1.38628  $17,801      1.85%   1.35%    to     1.65%    19.77%    to   20.12%
December 31, 2002         14,620    0.81033    to    1.15460  $16,864      2.05%   1.35%    to     1.65%   -18.23%    to  -17.99%

                                                           PREMIER VIT OPCAP SMALL CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,603    2.37865    to    2.55214  $ 9,189      0.00%   1.35%    to     1.65%    22.07%    to   22.43%
December 31, 2005          4,416    1.94860    to    2.08553  $ 9,206      0.00%   1.35%    to     1.65%    -1.56%    to   -1.27%
December 31, 2004          5,252    1.97949    to    2.11349  $11,096      0.05%   1.35%    to     1.65%    15.97%    to   16.31%
December 31, 2003          5,899    1.70696    to    1.81797  $10,721      0.05%   1.35%    to     1.65%    40.34%    to   40.76%
December 31, 2002          6,466    1.21632    to    1.29217  $ 8,354     11.52%   1.35%    to     1.65%   -22.91%    to  -22.68%

                                       A47

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                                 AIM V.I. CORE EQUITY FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         11,153    0.95952    to    1.80467  $20,015      0.67%   1.35%    to     1.65%    14.81%    to   15.16%
December 31, 2005          5,087    0.83573    to    1.56803  $ 7,967      1.45%   1.35%    to     1.65%     3.61%    to    3.91%
December 31, 2004          5,864    0.80658    to    1.50970  $ 8,840      0.94%   1.35%    to     1.65%     7.19%    to    7.52%
December 31, 2003          6,768    0.75247    to    1.40486  $ 9,494      0.99%   1.35%    to     1.65%    22.40%    to   22.75%
December 31, 2002          7,670    0.61477    to    1.14498  $ 8,771      0.31%   1.35%    to     1.65%   -16.95%    to  -16.70%

                                                   JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,545    0.77290    to    1.58878  $11,889      0.48%   1.35%    to     1.65%     9.57%    to    9.91%
December 31, 2005          8,703    0.70539    to    1.44650  $12,497      0.33%   1.35%    to     1.65%     2.60%    to    2.90%
December 31, 2004         10,179    0.68751    to    1.40646  $14,208      0.14%   1.35%    to     1.65%     2.81%    to    3.13%
December 31, 2003         11,699    0.66870    to    1.36461  $15,849      0.09%   1.35%    to     1.65%    29.57%    to   29.96%
December 31, 2002         13,505    0.51608    to    1.05047  $14,096      0.00%   1.35%    to     1.65%   -27.71%    to  -27.49%

                                            JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,794    1.95154    to    3.47954  $23,446      1.95%   1.35%    to     1.65%    44.65%    to   45.08%
December 31, 2005          7,749    1.34919    to    2.39973  $18,434      1.19%   1.35%    to     1.65%    30.16%    to   30.54%
December 31, 2004          9,206    1.03659    to    1.83930  $16,793      0.90%   1.35%    to     1.65%    17.02%    to   17.35%
December 31, 2003         10,518    0.88582    to    1.56797  $16,347      1.22%   1.35%    to     1.65%    32.73%    to   33.12%
December 31, 2002         12,091    0.66739    to    1.17846  $14,127      0.85%   1.35%    to     1.65%   -26.80%    to  -26.57%

                                                              MFS VIT -- RESEARCH BOND SERIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,230    0.99783    to    1.59906  $ 3,562      0.52%   1.40%    to     1.65%     8.69%    to    8.95%
December 31, 2005          2,641    0.91808    to    1.46772  $ 3,874      0.49%   1.40%    to     1.65%     6.06%    to    6.32%
December 31, 2004          3,151    0.86562    to    1.38048  $ 4,348      1.08%   1.40%    to     1.65%    13.97%    to   14.24%
December 31, 2003          3,644    0.75952    to    1.20836  $ 4,401      0.69%   1.40%    to     1.65%    22.68%    to   22.98%
December 31, 2002          4,283    0.61911    to    0.98255  $ 4,206      0.35%   1.40%    to     1.65%   -25.77%    to  -25.58%

                                                                MFS EMERGING GROWTH SERIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,280    0.80244    to    1.47914  $10,745      0.00%   1.35%    to     1.65%     6.16%    to    6.45%
December 31, 2005          8,519    0.75590    to    1.39011  $11,821      0.00%   1.35%    to     1.65%     7.43%    to    7.75%
December 31, 2004          9,970    0.70362    to    1.29091  $12,847      0.00%   1.35%    to     1.65%    11.13%    to   11.46%
December 31, 2003         11,293    0.63317    to    1.15881  $13,059      0.00%   1.35%    to     1.65%    28.12%    to   28.49%
December 31, 2002         12,633    0.49421    to    0.90235  $11,375      0.00%   1.35%    to     1.65%   -34.84%    to  -34.64%

                                                           CREDIT SUISSE TRUST GLOBAL SMALL CAP
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,878    1.08635    to    1.43500  $ 2,694      0.00%   1.35%    to     1.65%    11.39%    to   11.70%
December 31, 2005          2,102    0.97531    to    1.28530  $ 2,701      0.00%   1.35%    to     1.65%    14.26%    to   14.59%
December 31, 2004          2,360    0.85361    to    1.12210  $ 2,648      0.00%   1.35%    to     1.65%    16.07%    to   16.42%
December 31, 2003          2,671    0.73541    to    0.96436  $ 2,575      0.00%   1.35%    to     1.65%    45.26%    to   45.68%
December 31, 2002          4,636    0.50628    to    0.66230  $ 2,811      0.00%   1.35%    to     1.65%   -35.22%    to  -35.03%

                                                              AMERICAN CENTURY VP VALUE FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,607    1.86028    to    2.22761  $ 5,786      1.41%   1.35%    to     1.65%    16.73%    to   17.08%
December 31, 2005          3,039    1.59361    to    1.90364  $ 5,766      0.91%   1.35%    to     1.65%     3.33%    to    3.63%
December 31, 2004          3,504    1.54228    to    1.83772  $ 6,421      1.03%   1.35%    to     1.65%    12.49%    to   12.81%
December 31, 2003          3,736    1.37107    to    1.62974  $ 6,078      1.11%   1.35%    to     1.65%    26.87%    to   27.23%
December 31, 2002          4,394    1.08073    to    1.28151  $ 5,612      0.91%   1.35%    to     1.65%   -14.04%    to  -13.79%

                                                         FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,761    0.99775    to    1.70655  $ 4,654      0.00%   1.35%    to     1.65%     6.93%    to    7.25%
December 31, 2005          3,462    0.93308    to    1.59202  $ 5,456      0.00%   1.35%    to     1.65%     3.08%    to    3.40%
December 31, 2004          4,098    0.90516    to    1.54056  $ 6,243      0.00%   1.35%    to     1.65%     9.66%    to    9.99%
December 31, 2003          4,536    0.82539    to    1.40143  $ 6,266      0.00%   1.35%    to     1.65%    35.01%    to   35.41%
December 31, 2002          5,005    0.61134    to    1.03547  $ 5,103      0.25%   1.35%    to     1.65%   -29.84%    to  -29.63%

                                                         PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,519    1.54401    to    1.61949  $ 7,315      0.41%   1.35%    to     1.65%    12.28%    to   12.61%
December 31, 2005          4,825    1.37511    to    1.43892  $ 6,939      0.25%   1.35%    to     1.65%    19.62%    to   19.98%
December 31, 2004          5,298    1.14958    to    1.20003  $ 6,354      0.10%   1.35%    to     1.65%    14.05%    to   14.39%
December 31, 2003          5,572    1.00792    to    1.04952  $ 5,845      0.22%   1.35%    to     1.65%    27.20%    to   27.59%
December 31, 2002          6,206    0.79236    to    0.82304  $ 5,106      0.02%   1.35%    to     1.65%   -23.51%    to  -23.28%

                                       A48

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                   PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,446    1.40304    to    1.43284  $ 7,753      3.34%   1.35%    to     1.65%     5.19%    to    5.51%
December 31, 2005          6,305    1.33377    to    1.35805  $ 8,513      3.02%   1.35%    to     1.65%     5.30%    to    5.62%
December 31, 2004          7,366    1.26658    to    1.28576  $ 9,420      3.11%   1.35%    to     1.65%     7.79%    to    8.11%
December 31, 2003          8,112    1.17504    to    1.18932  $ 9,602      4.59%   1.35%    to     1.65%    19.61%    to   19.95%
December 31, 2002          9,257    0.98242    to    0.99155  $ 9,139      0.22%   1.35%    to     1.65%    -8.61%    to   -8.34%

                                                                   DAVIS VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,736    1.23605    to    1.26051  $ 5,949      0.73%   1.35%    to     1.65%    13.13%    to   13.48%
December 31, 2005          5,419    1.09258    to    1.11081  $ 6,001      0.95%   1.35%    to     1.65%     7.67%    to    7.99%
December 31, 2004          5,858    1.01470    to    1.02858  $ 6,011      0.84%   1.35%    to     1.65%    10.51%    to   10.85%
December 31, 2003          5,826    0.91822    to    0.92794  $ 5,397      0.76%   1.35%    to     1.65%    27.67%    to   28.01%
December 31, 2002          5,969    0.71923    to    0.72488  $ 4,321      0.73%   1.35%    to     1.65%   -17.62%    to  -17.37%

                                                            ALLIANCEBERNSTEIN LARGE CAP GROWTH
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,273    0.62974    to    0.64277  $   815      0.00%   1.35%    to     1.65%    -2.26%    to   -1.95%
December 31, 2005          1,549    0.64427    to    0.65558  $ 1,012      0.00%   1.35%    to     1.65%    12.98%    to   13.30%
December 31, 2004          1,611    0.57025    to    0.57864  $   930      0.00%   1.35%    to     1.65%     6.60%    to    6.91%
December 31, 2003          1,880    0.53496    to    0.54123  $ 1,015      0.00%   1.35%    to     1.65%    21.34%    to   21.74%
December 31, 2002          2,147    0.44088    to    0.44458  $   953      0.00%   1.35%    to     1.65%   -31.97%    to  -31.75%

                                                   PRUDENTIAL SP T.ROWE PRICE LARGE CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,717    0.73953    to    1.48086  $ 3,146      0.00%   1.40%    to     1.80%     4.04%    to    4.46%
December 31, 2005          2,696    0.70931    to    1.41770  $ 3,004      0.00%   1.40%    to     1.80%    14.44%    to   14.89%
December 31, 2004          2,633    0.61862    to    1.23406  $ 2,494      0.00%   1.40%    to     1.80%     4.23%    to    4.65%
December 31, 2003          1,821    0.59231    to    0.94778  $ 1,424      0.00%   1.40%    to     1.80%    21.68%    to   22.14%
December 31, 2002          1,062    0.48575    to    0.59753  $   531      0.00%   1.40%    to     1.65%   -32.31%    to  -32.14%

                                                            PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         11,247    1.27474    to    1.69738  $17,073      0.78%   1.40%    to     1.80%    12.99%    to   13.44%
December 31, 2005         11,154    1.12592    to    1.49631  $14,918      0.86%   1.40%    to     1.80%     7.58%    to    8.02%
December 31, 2004          9,576    1.04459    to    1.38531  $11,620      0.37%   1.40%    to     1.80%    10.54%    to   10.98%
December 31, 2003          6,374    0.94309    to    1.08521  $ 6,579      0.43%   1.40%    to     1.80%    27.13%    to   27.63%
December 31, 2002          3,812    0.74041    to    0.76511  $ 2,838      0.01%   1.40%    to     1.65%   -17.07%    to  -16.86%

                                                          PRUDENTIAL SP SMALL-CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         14,248    1.39567    to    1.79078  $24,764      0.47%   1.35%    to     1.80%    12.59%    to   13.08%
December 31, 2005         12,328    1.23963    to    1.58443  $18,844      0.50%   1.35%    to     1.80%     2.77%    to    3.22%
December 31, 2004         10,478    1.20621    to    1.53570  $15,445      0.15%   1.35%    to     1.80%    18.55%    to   19.07%
December 31, 2003          5,282    1.01747    to    1.24988  $ 6,380      0.03%   1.35%    to     1.80%    30.75%    to   31.34%
December 31, 2002          3,474    0.84333    to    0.95217  $ 3,121      0.72%   1.35%    to     1.65%   -15.77%    to  -15.52%

                                                         PRUDENTIAL SP SMALL CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,733    0.67363    to    1.42492  $ 3,011      0.00%   1.35%    to     1.80%    10.41%    to   10.90%
December 31, 2005          2,653    0.60904    to    1.28565  $ 2,664      0.00%   1.35%    to     1.80%     0.66%    to    1.12%
December 31, 2004          2,352    0.60385    to    1.27212  $ 2,264      0.00%   1.35%    to     1.80%    -2.68%    to   -2.24%
December 31, 2003          1,333    0.61913    to    1.01108  $ 1,061      0.00%   1.35%    to     1.80%    32.34%    to   32.92%
December 31, 2002            831    0.46689    to    0.63795  $   424      0.00%   1.35%    to     1.65%   -31.40%    to  -31.19%

                                                        PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         34,652    1.10710    to    1.35502  $41,442      4.22%   1.35%    to     1.80%     1.83%    to    2.30%
December 31, 2005         37,150    1.08636    to    1.32513  $43,643      4.76%   1.35%    to     1.80%     0.56%    to    1.03%
December 31, 2004         30,932    1.07941    to    1.31224  $36,696      1.94%   1.35%    to     1.80%     3.43%    to    3.89%
December 31, 2003         23,028    1.16478    to    1.26394  $27,420      2.47%   1.35%    to     1.65%     4.14%    to    4.45%
December 31, 2002         17,328    1.11848    to    1.21092  $20,171      3.20%   1.35%    to     1.65%     7.61%    to    7.93%

                                                         PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         12,247    1.37817    to    1.48318  $17,521      7.35%   1.40%    to     1.80%     7.58%    to    8.02%
December 31, 2005         11,538    1.28102    to    1.37312  $15,322      6.64%   1.40%    to     1.80%     2.21%    to    2.61%
December 31, 2004          8,864    1.25337    to    1.33818  $11,517      7.17%   1.40%    to     1.80%     7.39%    to    7.81%
December 31, 2003          4,059    1.16713    to    1.24124  $ 4,946      6.84%   1.40%    to     1.80%    20.26%    to   20.74%
December 31, 2002          1,975    0.99726    to    1.02813  $ 2,015      8.92%   1.40%    to     1.65%    -1.49%    to   -1.24%

                                       A49

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                 JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,952    0.65754    to    1.43985  $ 3,910      0.34%   1.40%    to     1.75%     9.22%    to    9.60%
December 31, 2005          1,561    0.60115    to    1.31370  $ 1,739      0.13%   1.40%    to     1.75%     2.23%    to    2.59%
December 31, 2004          1,557    0.58726    to    1.28061  $ 1,654      0.00%   1.40%    to     1.75%     2.41%    to    2.77%
December 31, 2003            755    0.57259    to    0.73210  $   568      0.00%   1.40%    to     1.60%    29.40%    to   29.69%
December 31, 2002            489    0.44250    to    0.56521  $   222      0.00%   1.40%    to     1.60%   -27.87%    to  -27.72%

                                                          PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,382    1.34067    to    1.73324  $ 6,711      1.29%   1.35%    to     1.80%    16.39%    to   16.89%
December 31, 2005          4,963    1.15025    to    1.48345  $ 6,500      0.84%   1.35%    to     1.80%     4.76%    to    5.24%
December 31, 2004          4,543    1.09631    to    1.41041  $ 5,563      0.76%   1.35%    to     1.80%    15.67%    to   16.19%
December 31, 2003          3,471    0.94638    to    1.04013  $ 3,494      0.00%   1.35%    to     1.65%    24.71%    to   25.07%
December 31, 2002          2,521    0.75888    to    0.77601  $ 1,942      1.32%   1.35%    to     1.65%   -17.73%    to  -17.49%

                                                          PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,573    0.81701    to    1.51572  $ 1,732      0.92%   1.40%    to     1.75%    14.06%    to   14.46%
December 31, 2005          1,618    0.71523    to    1.32432  $ 1,558      1.00%   1.40%    to     1.75%     2.83%    to    3.19%
December 31, 2004          1,570    0.69448    to    1.28343  $ 1,437      0.43%   1.40%    to     1.75%     6.92%    to    7.30%
December 31, 2003          1,090    0.64861    to    0.85787  $   793      0.32%   1.40%    to     1.65%    21.69%    to   21.98%
December 31, 2002            826    0.53285    to    0.70328  $   453      0.00%   1.40%    to     1.65%   -16.58%    to  -16.38%

                                                 PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,791    0.72531    to    1.44859  $ 2,025      0.00%   1.35%    to     1.80%    -2.41%    to   -1.98%
December 31, 2005          1,649    0.74182    to    1.47863  $ 1,895      0.00%   1.35%    to     1.80%    13.12%    to   13.61%
December 31, 2004          1,403    0.65454    to    1.30209  $ 1,308      0.00%   1.35%    to     1.80%     8.63%    to    9.11%
December 31, 2003          1,049    0.60141    to    0.78517  $   755      0.00%   1.35%    to     1.65%    23.83%    to   24.16%
December 31, 2002            726    0.48552    to    0.63237  $   371      0.00%   1.35%    to     1.65%   -26.47%    to  -26.26%

                                                          PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,977    0.64927    to    1.58504  $ 6,527      0.00%   1.35%    to     1.80%    -3.67%    to   -3.25%
December 31, 2005          6,188    0.67270    to    1.63898  $ 6,979      0.00%   1.35%    to     1.80%     3.41%    to    3.84%
December 31, 2004          4,158    0.64925    to    1.57888  $ 4,028      0.00%   1.40%    to     1.80%    17.43%    to   17.91%
December 31, 2003          3,011    0.55177    to    0.59620  $ 1,995      0.00%   1.40%    to     1.65%    37.83%    to   38.20%
December 31, 2002          1,602    0.40007    to    0.43161  $   660      0.00%   1.40%    to     1.65%   -47.19%    to  -47.07%

                                                       SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,525    0.94423    to    2.05363  $12,332      0.00%   1.35%    to     1.80%     7.65%    to    8.13%
December 31, 2005          6,567    0.87543    to    1.90014  $ 9,620      0.00%   1.35%    to     1.80%    15.70%    to   16.21%
December 31, 2004          5,270    0.75197    to    1.63587  $ 6,538      0.00%   1.35%    to     1.80%    19.25%    to   19.78%
December 31, 2003          3,234    0.63000    to    0.82176  $ 2,701      0.00%   1.35%    to     1.65%    39.78%    to   40.20%
December 31, 2002          1,567    0.45191    to    0.58614  $   762      0.00%   1.35%    to     1.65%   -33.19%    to  -32.98%

                                                   PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         19,203    1.24461    to   11.14515  $27,840      3.49%   1.40%    to     2.35%     6.18%    to    7.17%
December 31, 2005         21,039    1.16409    to    1.27471  $27,938      1.23%   1.40%    to     1.85%     3.99%    to    4.46%
December 31, 2004         16,343    1.11728    to    1.22048  $19,172      1.11%   1.40%    to     1.80%     6.96%    to    7.40%
December 31, 2003          7,915    1.04299    to    1.05346  $ 8,418      1.32%   1.40%    to     1.65%    14.60%    to   14.88%
December 31, 2002          4,473    0.91013    to    0.91698  $ 4,088      0.25%   1.40%    to     1.65%    -7.41%    to   -7.17%

                                                     PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         42,592    1.20428    to   11.55811  $70,630      2.62%   1.40%    to     2.35%     8.15%    to    9.17%
December 31, 2005         45,670    1.10537    to    1.38790  $67,604      0.81%   1.40%    to     1.85%     5.66%    to    6.13%
December 31, 2004         30,709    1.04368    to    1.30793  $37,367      0.62%   1.40%    to     1.75%     9.18%    to    9.55%
December 31, 2003         13,244    0.95450    to    1.00219  $13,788      0.84%   1.40%    to     1.65%    20.87%    to   21.18%
December 31, 2002          5,852    0.78925    to    0.82711  $ 4,659      0.00%   1.40%    to     1.65%   -13.12%    to  -12.90%

                                                      PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         25,947    1.12704    to   11.97192  $50,984      1.87%   1.40%    to     2.35%    10.30%    to   11.34%
December 31, 2005         28,438    1.01435    to    1.48911  $48,063      0.52%   1.40%    to     1.85%     7.26%    to    7.74%
December 31, 2004         20,304    0.94337    to    1.38211  $24,855      0.34%   1.40%    to     1.80%    11.07%    to   11.50%
December 31, 2003          8,135    0.84789    to    0.93897  $ 7,825      0.55%   1.40%    to     1.65%    26.19%    to   26.51%
December 31, 2002          4,542    0.67156    to    0.74221  $ 3,121      0.00%   1.40%    to     1.65%   -18.61%    to  -18.40%

                                       A50

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,647    1.03769    to    1.77768  $ 5,938      1.87%   1.40%    to     1.75%    12.31%    to   12.70%
December 31, 2005          3,702    0.92254    to    1.57741  $ 5,285      0.16%   1.40%    to     1.75%     8.58%    to    8.97%
December 31, 2004          3,055    0.84838    to    1.44765  $ 3,959      0.05%   1.40%    to     1.75%    12.79%    to   13.17%
December 31, 2003          1,400    0.75107    to    0.87556  $ 1,452      0.01%   1.40%    to     1.60%    30.69%    to   30.95%
December 31, 2002            413    0.57468    to    0.66861  $   248      0.00%   1.40%    to     1.60%   -23.39%    to  -23.24%

                                                       PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,624    0.87888    to    2.12789  $ 5,794      1.80%   1.35%    to     1.80%    18.92%    to   19.44%
December 31, 2005          3,396    0.73762    to    1.78245  $ 4,577      0.55%   1.35%    to     1.80%    14.33%    to   14.85%
December 31, 2004          2,719    0.64383    to    1.55290  $ 3,018      0.18%   1.35%    to     1.80%    14.47%    to   14.98%
December 31, 2003          1,773    0.56134    to    1.05634  $ 1,345      0.00%   1.35%    to     1.80%    37.11%    to   37.73%
December 31, 2002          1,097    0.40856    to    0.57153  $   486      0.00%   1.35%    to     1.65%   -23.82%    to  -23.60%

                                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,332    1.20011    to    2.01320  $ 7,709      1.34%   1.40%    to     1.80%    26.81%    to   27.32%
December 31, 2005          3,678    0.94447    to    1.58122  $ 4,989      0.42%   1.40%    to     1.80%    11.77%    to   12.21%
December 31, 2004          3,232    0.84346    to    1.40924  $ 3,812      0.36%   1.40%    to     1.80%    13.76%    to   14.21%
December 31, 2003          1,902    0.74002    to    1.02601  $ 1,703      0.64%   1.40%    to     1.65%    25.30%    to   25.62%
December 31, 2002          1,162    0.59035    to    0.69085  $   700      0.00%   1.40%    to     1.65%   -18.52%    to  -18.31%

                                                                EVERGREEN VA BALANCED FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             12    1.31026    to    1.31026  $    16      2.47%   1.75%    to     1.75%     7.96%    to    7.96%
December 31, 2005             12    1.21366    to    1.21366  $    14      5.88%   1.75%    to     1.75%     3.48%    to    3.48%

                                                                 EVERGREEN VA GROWTH FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              7    1.72118    to    1.72118  $    12      0.00%   1.75%    to     1.75%     9.13%    to    9.13%
December 31, 2005              7    1.57716    to    1.57716  $    11      0.00%   1.75%    to     1.75%     4.70%    to    4.70%
December 31, 2004              2    1.50638    to    1.50638  $     3      0.00%   1.75%    to     1.75%    11.90%    to   11.90%

                                                                  EVERGREEN VA OMEGA FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            243    1.49266    to    1.50745  $   363      0.00%   1.50%    to     1.75%     4.20%    to    4.46%
December 31, 2005            310    1.43256    to    1.44315  $   444      0.21%   1.50%    to     1.75%     2.06%    to    2.32%
December 31, 2004            308    1.40369    to    1.41046  $   433      0.00%   1.50%    to     1.75%     5.37%    to    5.62%
December 31, 2003             98    1.33214    to    1.33535  $   131      0.00%   1.50%    to     1.75%     2.75%    to    2.79%

                                                             EVERGREEN VA SPECIAL VALUES FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            127    1.92092    to    1.93974  $   246      0.77%   1.50%    to     1.75%    19.46%    to   19.76%
December 31, 2005            133    1.60796    to    1.61969  $   215      1.09%   1.50%    to     1.75%     8.86%    to    9.13%
December 31, 2004            122    1.47705    to    1.48416  $   180      1.86%   1.50%    to     1.75%    18.31%    to   18.60%
December 31, 2003              9    1.25143    to    1.25143  $    11      1.08%   1.50%    to     1.50%     6.21%    to    6.21%

                                             EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             28   16.88024    to   17.00827  $   469      3.74%   1.50%    to     1.75%    21.05%    to   21.35%
December 31, 2005             28   13.94505    to   14.01626  $   387      2.49%   1.50%    to     1.75%    14.01%    to   14.29%
December 31, 2004             23   12.23173    to   12.26411  $   281      1.99%   1.50%    to     1.75%    17.16%    to   17.45%
December 31, 2003              1   10.44021    to   10.44021  $    15      0.96%   1.75%    to     1.75%     4.51%    to    4.51%

                                           EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             33   13.23816    to   13.33854  $   439      1.28%   1.50%    to     1.75%    10.74%    to   11.01%
December 31, 2005             33   11.95425    to   12.01541  $   398      1.01%   1.50%    to     1.75%     7.14%    to    7.41%
December 31, 2004             28   11.15728    to   11.18687  $   310      1.64%   1.50%    to     1.75%     7.33%    to    7.60%
December 31, 2003             11   10.39518    to   10.39594  $   110      0.53%   1.65%    to     1.75%     4.81%    to    4.81%

                                        AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             29   11.82341    to   11.87604  $   339      0.72%   1.50%    to     1.75%    15.26%    to   15.54%
December 31, 2005         11,426   10.26647    to   10.27867  $   117      0.00%   1.50%    to     1.65%     2.11%    to    2.23%

                                         AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             32   11.85903    to   11.91171  $   365      1.33%   1.50%    to     1.75%    14.85%    to   15.13%
December 31, 2005             18   10.32542    to   10.34593  $   181      0.00%   1.50%    to     1.75%     2.57%    to    2.78%

                                       A51

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                       AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             12   11.11094    to   11.18026  $   132      0.69%   1.40%    to     1.75%     7.79%    to    8.16%
December 31, 2005              5   10.31658    to   10.33700  $    51      0.00%   1.40%    to     1.65%     2.74%    to    2.94%

                                              AST COHEN & STEERS REALTY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             53   16.13799    to   16.23834  $   832      0.84%   1.40%    to     1.75%    34.39%    to   34.85%
December 31, 2005             19   12.00823    to   12.04155  $   227      0.00%   1.40%    to     1.75%    18.34%    to   18.67%

                                                AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              3   11.64691    to   11.64691  $    38      2.23%   1.50%    to     1.50%     9.50%    to    9.50%
December 31, 2005              2   10.63623    to   10.64464  $    23      0.00%   1.40%    to     1.50%     6.20%    to    6.28%

                                               AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             52   12.80982    to   12.88954  $   601      0.43%   1.40%    to     1.75%    19.64%    to   20.05%
December 31, 2005              4   10.70700    to   10.72814  $    43      0.00%   1.50%    to     1.75%     6.17%    to    6.38%

                                              AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              8   10.91273    to   10.98080  $    85      0.00%   1.40%    to     1.75%     5.91%    to    6.27%
December 31, 2005              5   10.30402    to   10.33264  $    56      0.00%   1.40%    to     1.75%     2.93%    to    3.21%

                                               AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             19   11.80116    to   11.87455  $   216      0.25%   1.40%    to     1.75%    17.90%    to   18.30%
December 31, 2005             11   10.00979    to   10.03757  $   105      0.01%   1.40%    to     1.75%    -0.35%    to   -0.08%

                                                    AST HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            116   10.68405    to   10.75063  $ 1,243      7.09%   1.40%    to     1.75%     8.46%    to    8.83%
December 31, 2005             74    9.85089    to    9.87825  $   726      0.10%   1.40%    to     1.75%    -1.26%    to   -0.99%

                                           AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             56   12.15183    to   12.22751  $   650      0.00%   1.40%    to     1.75%    10.97%    to   11.36%
December 31, 2005             35   10.95012    to   10.98052  $   385      0.00%   1.40%    to     1.75%     9.52%    to    9.82%

                                                  AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             30   11.61572    to   11.68807  $   333      0.38%   1.40%    to     1.75%    12.28%    to   12.67%
December 31, 2005             13   10.34492    to   10.37369  $   137      0.00%   1.40%    to     1.75%     2.78%    to    3.07%

                                                 AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006             39   12.55205    to   12.63027  $   443      0.18%   1.40%    to     1.75%    17.99%    to   18.39%
December 31, 2005              7   10.63867    to   10.66828  $    73      0.00%   1.40%    to     1.75%     5.87%    to    6.17%

                                        AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             43   11.62213    to   11.69442  $   467      0.00%   1.40%    to     1.75%     8.10%    to    8.48%
December 31, 2005             14   10.75090    to   10.78065  $   150      0.05%   1.40%    to     1.75%     7.16%    to    7.45%

                                           AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             55   11.04128    to   11.11019  $   596      0.00%   1.40%    to     1.75%     4.45%    to    4.81%
December 31, 2005             40   10.57054    to   10.60000  $   428      0.00%   1.40%    to     1.75%     5.72%    to    6.01%

                                                 AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             89   12.28149    to   12.35800  $ 1,051      0.63%   1.40%    to     1.75%    16.43%    to   16.83%
December 31, 2005             50   10.54870    to   10.57804  $   523      0.00%   1.40%    to     1.75%     4.68%    to    4.97%

                                            AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             93   10.72896    to   10.79596  $   995      4.48%   1.40%    to     1.75%     7.92%    to    8.29%
December 31, 2005             64    9.94204    to    9.96176  $   638      0.14%   1.50%    to     1.75%    -0.57%    to   -0.37%

                                              AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            123   11.48278    to   11.55444  $ 1,367      0.04%   1.40%    to     1.75%     5.40%    to    5.76%
December 31, 2005             68   10.89480    to   10.92526  $   739      0.00%   1.40%    to     1.75%     7.59%    to    7.89%

                                                    AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             29   11.58767    to   11.63919  $   317      0.00%   1.50%    to     1.75%     7.78%    to    8.05%
December 31, 2005             10   10.75107    to   10.77243  $   103      0.00%   1.50%    to     1.75%     7.12%    to    7.33%

                                       A52

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             51   12.69768    to   12.77698  $   607      0.00%   1.40%    to     1.75%    12.10%    to   12.49%
December 31, 2005             16   11.32716    to   11.35869  $   185      0.00%   1.40%    to     1.75%    12.65%    to   12.96%

                                          AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             94   11.83925    to   11.91306  $ 1,084      0.39%   1.40%    to     1.75%     8.85%    to    9.23%
December 31, 2005             55   10.87658    to   10.90682  $   604      0.00%   1.40%    to     1.75%     8.53%    to    8.83%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            110   10.25413    to   10.31847  $ 1,125      2.74%   1.40%    to     1.75%     2.04%    to    2.39%
December 31, 2005             75   10.04905    to   10.07733  $   756      0.03%   1.40%    to     1.75%     0.50%    to    0.78%

                                           AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             16   12.28871    to   12.34339  $   195      0.90%   1.50%    to     1.75%    19.27%    to   19.56%
December 31, 2005              5   10.30367    to   10.32416  $    54      0.00%   1.50%    to     1.75%     2.22%    to    2.43%

                                            AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             25   11.50163    to   11.57321  $   272      0.55%   1.40%    to     1.75%    10.67%    to   11.05%
December 31, 2005              6   10.39288    to   10.42169  $    66      0.00%   1.40%    to     1.75%     3.42%    to    3.70%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            235   13.34553    to   13.44068  $ 3,031      0.27%   1.40%    to     1.80%    13.82%    to   14.27%
December 31, 2005            125   11.72986    to   11.76236  $ 1,468      0.00%   1.40%    to     1.75%    17.27%    to   17.59%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             58   11.30993    to   11.49135  $   656      1.21%   1.50%    to     2.40%     9.86%    to   10.83%
December 31, 2005              5   10.34748    to   10.36801  $    56      0.00%   1.50%    to     1.75%     3.18%    to    3.38%

                                                AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             31   12.79078    to   12.87030  $   376      0.40%   1.40%    to     1.75%    22.17%    to   22.59%
December 31, 2005             13   10.46963    to   10.49866  $   136      0.00%   1.40%    to     1.75%     5.05%    to    5.34%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             69   12.84720    to   12.92733  $   848      0.74%   1.40%    to     1.75%    20.69%    to   21.10%
December 31, 2005             17   10.64502    to   10.67460  $   181      0.00%   1.40%    to     1.75%     7.38%    to    7.67%

                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             58    9.86229    to    9.92364  $   580      1.18%   1.40%    to     1.75%     4.45%    to    4.81%
December 31, 2005             26    9.44213    to    9.46839  $   244      0.30%   1.40%    to     1.75%    -5.10%    to   -4.83%

                                          AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            201   11.36629    to   11.40838  $ 2,245      0.00%   1.40%    to     1.75%    13.70%    to   14.09%
December 31, 2005             11    9.99667    to    9.99933  $   109      0.00%   1.40%    to     1.75%    -0.02%    to    0.00%

                                        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,861   11.10359    to   11.22130  $42,817      0.00%   1.40%    to     2.40%    11.02%    to   12.11%
December 31, 2005             65   10.00213    to   10.00855  $   652      0.00%   1.50%    to     2.50%     0.04%    to    0.10%

                                           AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,593   10.92810    to   11.04402  $61,064      0.00%   1.40%    to     2.40%     9.15%    to   10.23%
December 31, 2005            190   10.01214    to   10.01855  $ 1,903      0.00%   1.50%    to     2.50%     0.14%    to    0.20%

                                         AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,998   10.82085    to   10.93553  $21,644      0.00%   1.40%    to     2.40%     7.97%    to    9.04%
December 31, 2005            140   10.02210    to   10.02853  $ 1,408      0.00%   1.50%    to     2.50%     0.24%    to    0.30%

                                         AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            431   10.57706    to   10.68916  $ 4,569      0.00%   1.40%    to     2.40%     5.44%    to    6.47%
December 31, 2005             33   10.03209    to   10.03852  $   334      0.00%   1.50%    to     2.35%     0.34%    to    0.40%

                                             AST FIRST TRUST BALANCED TARGET PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            337   10.52149    to   10.59531  $ 3,555      0.00%   1.50%    to     2.40%     5.24%    to    5.97%

                                       A53

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            340   10.42368    to   10.49631  $ 3,547      0.00%   1.50%    to     2.40%     4.26%    to    4.98%

                                               AST ADVANCED STRATEGIES PORTFOLIO (AVAILABLE MARCH 20, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            461   10.60042    to   10.68200  $ 4,891      0.00%   1.50%    to     2.40%     6.02%    to    6.84%

                                           AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             28   10.45877    to   10.50381  $   290      0.00%   1.15%    to     1.80%     5.22%    to    5.67%

                                                    AST MONEY MARKET PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             17   10.20125    to   10.24522  $   173      3.26%   1.15%    to     1.80%     2.02%    to    2.45%

                                                  AST SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              4    9.90555    to    9.94820  $    39      0.00%   1.15%    to     1.80%     0.01%    to    0.43%

                                               AST PIMCO TOTAL RETURN BOND PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             94   10.29524    to   10.33968  $   968      0.00%   1.15%    to     1.80%     3.25%    to    3.69%

                                                 AST INTERNATIONAL VALUE PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             27   10.86090    to   10.90770  $   293      0.00%   1.15%    to     1.80%     8.50%    to    8.96%

                                                AST INTERNATIONAL GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             43   10.59814    to   10.64379  $   453      0.00%   1.15%    to     1.80%     6.07%    to    6.52%

                                                GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             42   15.94128    to   16.04073  $   676      0.58%   1.40%    to     1.75%    32.27%    to   32.72%
December 31, 2005             14   12.05243    to   12.08600  $   163      0.34%   1.40%    to     1.75%    21.98%    to   22.32%

                                                   AIM V.I. PREMIER EQUITY FUND (EXPIRED APRIL 28, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              0    0.00000    to    0.00000        0      1.04%   0.00%    to     0.00%     0.00%    to    0.00%
December 31, 2005          8,898    0.73226    to    1.43289  $12,652      0.80%   1.35%    to     1.65%     3.95%    to    4.24%
December 31, 2004         10,503    0.70444    to    1.37519  $14,332      0.45%   1.35%    to     1.65%     4.07%    to    4.36%
December 31, 2003         11,968    0.67689    to    1.31839  $15,643      0.30%   1.35%    to     1.65%    23.07%    to   23.42%
December 31, 2002         13,841    0.55001    to    1.06879  $14,685      0.31%   1.35%    to     1.65%   -31.40%    to  -31.19%



            ---------------
            * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

            ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

            *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for

                                       A54

EACH OF THE FIVE YEARS IN THE PERIOD ENDED DECEMBER 31, 2006 OR FROM THE EFFECTIVE DATE OF THE SUBACCOUNT THROUGH THE END OF THE REPORTING PERIOD. PRODUCT DESIGNS WITHIN A SUBACCOUNT WITH AN EFFECTIVE DATE DURING 2006 WERE EXCLUDED FROM THE RANGE OF TOTAL RETURN FOR 2006.

            A.  MORTALITY RISK AND EXPENSE RISK CHARGES

            The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

            B.  ADMINISTRATION CHARGE

            The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.


                                                     MORTALITY &
                                                   EXPENSE CHARGE
                                                    WITH LIFETIME
                                     MORTALITY &    5 OR HIGHEST
                                       EXPENSE     DAILY LIFETIME   SPOUSAL LIFETIME   ADMINISTRATION
                                       CHARGE:       5 OPTIONS:         5 OPTION:          CHARGE:
CONTRACTS:                           -----------   --------------   ----------------   --------------


Strategic Partners Annuity One
     Basic.........................      1.40%          0.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          0.00%               NA                NA
     GMDB with-Greater of Roll Up
       and Step Up.................      1.70%          0.00%               NA                NA
Strategic Partners Annuity One
  Enhanced -- Non Bonus Version
     Basic.........................      1.40%          2.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          2.20%               NA                NA
     GMDB with Greater of Roll Up
       and Step Up.................      1.70%          2.30%               NA                NA
Strategic Partners Annuity One
  Enhanced -- Bonus Version
     Basic.........................      1.50%          2.10%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.70%          2.30%               NA                NA
     GMDB with Greater of Roll Up
       and Step Up.................      1.80%          2.40%               NA                NA
Strategic Partners Annuity One
  Enhanced III -- Non Bonus Version
     Basic.........................      1.40%          2.00%             2.15%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.65%          2.25%               NA                NA
Strategic Partners Annuity One
  Ehnanced III -- Bonus Version
     Basic.........................      1.50%          2.10%             2.25%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.75%          2.35%               NA                NA
Strategic Partners Plus
     Basic.........................      1.40%          0.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          0.00%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.70%          0.00%               NA                NA
Strategic Partners Plus
  Enhanced -- Non Bonus Version
     Basic.........................      1.40%          2.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.60%          2.20%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.70%          2.30%               NA                NA
Strategic Partners Plus
  Enhanced -- Bonus Version
     Basic.........................      1.50%          2.10%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.70%          2.30%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.80%          2.40%               NA                NA

                                       A55

                                                     MORTALITY &
                                                   EXPENSE CHARGE
                                                    WITH LIFETIME
                                     MORTALITY &    5 OR HIGHEST
                                       EXPENSE     DAILY LIFETIME   SPOUSAL LIFETIME   ADMINISTRATION
                                       CHARGE:       5 OPTIONS:         5 OPTION:          CHARGE:
CONTRACTS:                           -----------   --------------   ----------------   --------------

Strategic Partners Plus Enhanced
  III -- Non Bonus Version
     Basic.........................      1.40%          2.00%             2.15%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.65%          2.25%               NA                NA
Strategic Partners Plus Enhanced
  III -- Bonus Version
     Basic.........................      1.50%          2.10%             2.25%               NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.75%          2.35%               NA                NA
Strategic Partners Select GMDB with
  Step Up and Roll Up..............      1.52%          0.00%               NA                NA
Strategic Partners Advisor
     Basic.........................      1.40%          2.00%               NA                NA
     GMDB with Step Up and Roll
       Up..........................      1.65%          2.25%               NA                NA
Strategic Partners FlexElite
     Basic.........................      1.60%          0.00%               NA                NA
     GMDB Annual Step Up or 5% Roll
       Up..........................      1.80%          0.00%               NA                NA
     GMDB with Greater of Roll Up
       and Step Up.................      1.90%          0.00%               NA                NA
Discovery Select Variable Annuity..      1.25%          0.00%               NA              0.15%
Discovery Choice
     Basic.........................      1.35%          0.00%               NA                NA
     Enhanced......................      1.65%          0.00%               NA                NA
Premier B Series
     Base..........................      1.15%          1.75%             1.90%               NA
     Roll-up & HAV.................      1.65%          2.25%               NA                NA
     HDV...........................      1.65%          2.25%               NA                NA
Premier L Series
     Base..........................      1.50%          2.10%             2.25%               NA
     Roll-up & HAV.................      2.00%          2.60%               NA                NA
     HDV...........................      2.00%          2.60%               NA                NA
Premier X Series
     Base..........................      1.55%          2.15%             2.30%               NA
     Roll-up & HAV.................      2.05%          2.65%               NA                NA
     HDV...........................      2.05%          2.65%               NA                NA


            C.  WITHDRAWAL CHARGES

            A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. The charge is assessed through the redemption of units.


                                       A56

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

     In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2006 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 2, 2007


                                       A57

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS


(1) Financial Statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2006; the Statements of Operations for the period ended December 31, 2006; the Statements of Changes in Net Assets for the periods ended December 31, 2006 and December 31, 2005; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 1)

(2) Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2006and 2005; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2006, 2005 and 2004; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 1)


(b)EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor) (Note 2)

(b) Form of Selected Broker Agreement used by PIMS (Note 2)

(4) (a) Form of The Strategic Partners Advisor Contract V-FLX-99 C-ROP-NY (Note
12)

(b) Form of The Strategic Partners Advisor Contract V-FLX-99 C-GMDB-NY(Note 11)

(c) Endorsement Form ORD 112899-NY (Note 13)


(d) Endorsement to Strategic Partners Advisor Variable Annuity Contract Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note 18)

(e) Schedule Supplement to Strategic Partners Advisor Variable Annuity Contract Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five)(Note 18)


(5) (a) Application form for the Contract. (Note 12)

(b) Application form for the Contract--ORD 99690NY Ed. 1/2004 (Note 15)


(c) Application form for the Contract--ORD 99760NY Ed. 3/2006 (Note 18)


(6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

(b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 7)

(7) Contract of reinsurance in connection with variable annuity contract (Note
17)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

(a) Form of Fund Participation Agreement. (Note 4)

(b) Form of Fund Participation Agreement (AST) (Note 16)

(c) Gartmore Amended and Restate Fund Participation Agreement (Note 16)


(d) Form of Shareholder Information Agreement. (Note 19)

(9) Opinion of Counsel. (Note 18)


(10) Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.


(13) Powers of Attorney.


(a) David R. Odenath, Jr. (Note 9)

(b) James J. Avery Jr. (Note 5)

(c) Ronald P. Joelson (Note 8)

(d) Helen M. Galt (Note 10)


(e) Bernard J. Jacob (Note 14)

(f) Tucker I. Marr, Scott D. Kaplan (Note 19)



(Note 1)  Filed herewith.

(Note 2) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-1, Registration No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 9) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6, Registration No. 333-49334, filed on February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 5 to Form
          S-6, Registration No. 333-85117 filed June 28, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 11) Incorporated by reference to Pre-Effective Filing No.1 to Form N-4,
          Registration No. 333-86083, filed August 27, 1999 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Pre-Effective Amendment No. 1 to this
          Registration Statement, filed November 27, 2001.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 2 to Form
          N-4, Registration No. 333-62242, filed April 18, 2003 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

      (Note 14) Incorporated by reference to Post-Effective Amendment No.
                13 to Form N-4, Registration No. 333-49230, filed
                January 20, 2005 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
      (Note 15) Incorporated by reference to Post-Effective Amendment No.
                3 to Form N-4, Registration No. 333-62242, filed
                April 20, 2004 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
      (Note 16) Incorporated by reference to Post-Effective Amendment No.
                54 to Form N-4, Registration No. 333-99275, filed
                April 6, 2005 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
      (Note 17) Incorporated by reference to Pre-Effective Amendment to
                Form N-4 to Registration 333-131035, filed January 13, 2006, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
      (Note 18) Incorporated by reference to Post-Effective Amendment No.
                8 to Form N-4, Registration No. 333-62242, filed
                April 19, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
      (Note 19) Incorporated by reference to Post-Effective Amendment No.
                18 to Form N-4, Registration No. 333-75702, filed
                April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.


ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life of New Jersey are listed below:


 Name and Principal
 Business Address          Position and Offices with Depositor
 ------------------        ----------------------------------------------------

 James J. Avery, Jr.       Vice Chairman and Director
 213 Washington Street
 Newark, NJ 07102-2992

 Tucker I. Marr            Chief Financial Officer and Chief Accounting Officer
 213 Washington Street
 Newark, NJ 07102-2992

 Helen M. Galt             Director, Senior Vice President and Chief Actuary
 213 Washington Street
 Newark, NJ 07102-2992

 Bernard J. Jacob          Treasurer and Director
 213 Washington Street
 Newark, NJ 07102-2992

 Ronald P. Joelson         Director
 100 Mulberry Street
 Newark, NJ 07102-5096

 Scott D. Kaplan           Director, President and Chief Executive
 213 Washington Street     Officer
 Newark, NJ 07102-2992

 Thomas C. Castano         Chief Legal Officer and Secretary
 213 Washington Street
 Newark, NJ 07102-2992

 Kent D. Sluyter           Senior Vice President
 213 Washington Street
 Newark, NJ 07102-2992

 Kenneth S. Solon          Senior Vice President
 213 Washington Street
 Newark, NJ 07102-2992

 James M. O'Connor         Senior Vice President and Actuary
 200 Wood Avenue South
 Iselin, NJ 08830-2706

 David R. Odenath, Jr.     Director
 751 Broad Street
 Newark, NJ 07102-3777

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account and the Pruco Life of New Jersey Variable Real Property Account (separate accounts of Pruco Life of New Jersey)

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund., a Delaware statutory trust. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration
No. 001-16707, filed February 28, 2007, the text of which is hereby incorporated.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2007, there were 111 owners of contracts offered by the Registrant.

ITEM 28.INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for Cash Accumulation Trust, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Dryden Global Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison Mid-Cap Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Target Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, The Prudential Series Fund and Advanced Series Trust.

PIMS is also distributor of the following other investment companies: Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account. (b) Information concerning the officers and directors of PIMS is set forth below.

                           POSITIONS AND OFFICES WITH     POSITIONS AND OFFICES
NAME (1)                           UNDERWRITER               WITH REGISTRANT
--------                   ---------------------------  -------------------------
Robert F. Gunia........... President                    None

Mark Hastings              Senior Vice President &
                           Chief Compliance Officer     None

David Odenath............. Executive Vice President     None
751 Broad Street
Newark, NJ 07102

Scott Sleyster............ Executive Vice President     None
280 Trumbul Street
Hartford, CT 06103

Stephen Pelletier......... Executive Vice President     None

Bernard B. Winograd....... Executive Vice President     None

Edward P. Baird........... Executive Vice President     None

Mark Salvacion............ Senior Vice President,
                           Secretary and Chief Legal
                           Officer                      None

Michael J. McQuade........ Senior Vice President,
                           Comptroller and Chief
                           Financial Officer            None

Peter J. Boland........... Senior Vice President and
                           Director of Operations       None

--------
(1)The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

                                Net
                           Underwriting  Compensation
 Name of Principal         Discounts and      on       Brokerage
 Underwriter                Commissions   Redemption  Commissions Compensation
 -----------------         ------------- ------------ ----------- ------------
 Prudential Investment
   Management Services,
   LLC....................  $149,276,302         $-0-        $-0-         $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31.MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32.UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES


As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey, on this 19th day of April, 2007.


    THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                 (Registrant)

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                  (Depositor)

Attest: /s/ Thomas C. Castano          By: /s/ Scott D. Kaplan
        -----------------------------      -----------------------------------
        Thomas C. Castano                  Scott D. Kaplan
        SECRETARY                          PRESIDENT


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date


                              SIGNATURE AND TITLE


*
-----------------------------------           Date: April 19, 2007
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR


*
-----------------------------------
BERNARD J. JACOB
PRESIDENT AND DIRECTOR

*
-----------------------------------
TUCKER I. MARR
CHIEF FINANCIAL OFFICER

*                                    *By /s/ THOMAS C. CASTANO
-----------------------------------      -----------------------------------
SCOTT D. KAPLAN                          THOMAS C. CASTANO
DIRECTOR                                 (ATTORNEY-IN-FACT)


*
-----------------------------------
HELEN M. GALT
DIRECTOR





*
-----------------------------------
RONALD P. JOELSON
DIRECTOR



*
-----------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm